UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	10-31-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT

Balanced Fund

Investor Class (TWBIX)	October 31, 2024

This annual shareholder report contains important information about Balanced Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.89%

What were the key factors that affected the fund’s performance?
Balanced Fund Investor Class returned 23.41% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	Financials was the leading contributor to returns, with capital markets stocks driving results. Investment bank Morgan Stanley benefited from an improving environment for mergers and acquisitions. Lower rates and a steeper yield curve (a graphic representation of bond yields at different maturities) also helped.
•	Insurance and consumer finance also drove results in the sector. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. Strong consumer spending helped American Express.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. The overall energy sector also lagged as U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the automobiles industry was hit with a slowdown in sales.
•	The bond allocation rose amid a decline in inflation and bond yields.The Federal Reserve also cut short-term interest rates for the first time in four years during the period. In addition, it was beneficial to underweight Treasury bonds in favor of higher-yielding corporate debt. Corporate bonds benefited from solid earnings growth and investor demand for yield.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	23.41%	7.42%	6.79%
Regulatory Index
S&P 500	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond	10.55%	-0.23%	1.49%
Performance Index
60% S&P 500/40% Bloomberg U.S. Aggregate Bond	26.44%	9.13%	8.52%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$925,571,309
Management Fees (dollars paid during the reporting period)	$7,915,947
Portfolio Turnover Rate	72%
Total Number of Portfolio Holdings	615

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	60.4%
U.S. Government Agency Mortgage-Backed Securities	12.5%
Corporate Bonds	9.0%
U.S. Treasury Securities	8.7%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	1.8%
Collateralized Loan Obligations	1.2%
Preferred Stocks	0.8%
Commercial Mortgage-Backed Securities	0.8%
U.S. Government Agency Securities	0.5%
Municipal Securities	0.3%
Exchange-Traded Funds	0.3%
Sovereign Governments and Agencies	0.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	(0.9)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083742

ANNUAL SHAREHOLDER REPORT

Balanced Fund

I Class (ABINX)	October 31, 2024

This annual shareholder report contains important information about Balanced Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$77	0.69%

What were the key factors that affected the fund’s performance?
Balanced Fund I Class returned 23.70% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	Financials was the leading contributor to returns, with capital markets stocks driving results. Investment bank Morgan Stanley benefited from an improving environment for mergers and acquisitions. Lower rates and a steeper yield curve (a graphic representation of bond yields at different maturities) also helped.
•	Insurance and consumer finance also drove results in the sector. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. Strong consumer spending helped American Express.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. The overall energy sector also lagged as U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the automobiles industry was hit with a slowdown in sales.
•	The bond allocation rose amid a decline in inflation and bond yields.The Federal Reserve also cut short-term interest rates for the first time in four years during the period. In addition, it was beneficial to underweight Treasury bonds in favor of higher-yielding corporate debt. Corporate bonds benefited from solid earnings growth and investor demand for yield.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	23.70%	7.64%	7.00%
Regulatory Index
S&P 500	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond	10.55%	-0.23%	1.49%
Performance Index
60% S&P 500/40% Bloomberg U.S. Aggregate Bond	26.44%	9.13%	8.52%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$925,571,309
Management Fees (dollars paid during the reporting period)	$7,915,947
Portfolio Turnover Rate	72%
Total Number of Portfolio Holdings	615

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	60.4%
U.S. Government Agency Mortgage-Backed Securities	12.5%
Corporate Bonds	9.0%
U.S. Treasury Securities	8.7%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	1.8%
Collateralized Loan Obligations	1.2%
Preferred Stocks	0.8%
Commercial Mortgage-Backed Securities	0.8%
U.S. Government Agency Securities	0.5%
Municipal Securities	0.3%
Exchange-Traded Funds	0.3%
Sovereign Governments and Agencies	0.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	(0.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083734

ANNUAL SHAREHOLDER REPORT

Balanced Fund

R5 Class (ABGNX)	October 31, 2024

This annual shareholder report contains important information about Balanced Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$77	0.69%

What were the key factors that affected the fund’s performance?
Balanced Fund R5 Class returned 23.64% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	Financials was the leading contributor to returns, with capital markets stocks driving results. Investment bank Morgan Stanley benefited from an improving environment for mergers and acquisitions. Lower rates and a steeper yield curve (a graphic representation of bond yields at different maturities) also helped.
•	Insurance and consumer finance also drove results in the sector. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. Strong consumer spending helped American Express.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. The overall energy sector also lagged as U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the automobiles industry was hit with a slowdown in sales.
•	The bond allocation rose amid a decline in inflation and bond yields.The Federal Reserve also cut short-term interest rates for the first time in four years during the period. In addition, it was beneficial to underweight Treasury bonds in favor of higher-yielding corporate debt. Corporate bonds benefited from solid earnings growth and investor demand for yield.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	23.64%	7.63%	7.83%	4/10/17
Regulatory Index
S&P 500	38.02%	15.27%	14.35%	—
Bloomberg U.S. Aggregate Bond	10.55%	-0.23%	1.30%	—
Performance Index
60% S&P 500/40% Bloomberg U.S. Aggregate Bond	26.44%	9.13%	9.21%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$925,571,309
Management Fees (dollars paid during the reporting period)	$7,915,947
Portfolio Turnover Rate	72%
Total Number of Portfolio Holdings	615

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	60.4%
U.S. Government Agency Mortgage-Backed Securities	12.5%
Corporate Bonds	9.0%
U.S. Treasury Securities	8.7%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	1.8%
Collateralized Loan Obligations	1.2%
Preferred Stocks	0.8%
Commercial Mortgage-Backed Securities	0.8%
U.S. Government Agency Securities	0.5%
Municipal Securities	0.3%
Exchange-Traded Funds	0.3%
Sovereign Governments and Agencies	0.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	(0.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H394

ANNUAL SHAREHOLDER REPORT

Growth Fund

Investor Class (TWCGX)	October 31, 2024

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$108	0.91%

What were the key factors that affected the fund’s performance?
Growth Fund Investor Class returned 37.43% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	37.43%	16.67%	14.56%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$15,311,460,619
Management Fees (dollars paid during the reporting period)	$110,525,512
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083106

ANNUAL SHAREHOLDER REPORT

Growth Fund

I Class (TWGIX)	October 31, 2024

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$84	0.71%

What were the key factors that affected the fund’s performance?
Growth Fund I Class returned 37.71% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	37.71%	16.90%	14.79%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$15,311,460,619
Management Fees (dollars paid during the reporting period)	$110,525,512
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083205

ANNUAL SHAREHOLDER REPORT

Growth Fund

Y Class (AGYWX)	October 31, 2024

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$67	0.56%

What were the key factors that affected the fund’s performance?
Growth Fund Y Class returned 37.91% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	37.91%	17.08%	16.93%	4/10/17
Regulatory Index
Russell 1000	38.07%	15.00%	14.09%	—
Performance Index
Russell 1000 Growth	43.77%	19.00%	18.32%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$15,311,460,619
Management Fees (dollars paid during the reporting period)	$110,525,512
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H378

ANNUAL SHAREHOLDER REPORT

Growth Fund

A Class (TCRAX)	October 31, 2024

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$138	1.16%

What were the key factors that affected the fund’s performance?
Growth Fund A Class returned 37.10% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	37.10%	16.38%	14.28%
A Class - with sales charge	29.21%	15.01%	13.60%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$15,311,460,619
Management Fees (dollars paid during the reporting period)	$110,525,512
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083403

ANNUAL SHAREHOLDER REPORT

Growth Fund

C Class (TWRCX)	October 31, 2024

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$225	1.91%

What were the key factors that affected the fund’s performance?
Growth Fund C Class returned 36.06% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	36.06%	15.51%	13.42%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$15,311,460,619
Management Fees (dollars paid during the reporting period)	$110,525,512
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H626

ANNUAL SHAREHOLDER REPORT

Growth Fund

R Class (AGWRX)	October 31, 2024

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$167	1.41%

What were the key factors that affected the fund’s performance?
Growth Fund R Class returned 36.76% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	36.76%	16.09%	13.99%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$15,311,460,619
Management Fees (dollars paid during the reporting period)	$110,525,512
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083189

ANNUAL SHAREHOLDER REPORT

Growth Fund

R5 Class (AGWUX)	October 31, 2024

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$84	0.71%

What were the key factors that affected the fund’s performance?
Growth Fund R5 Class returned 37.72% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	37.72%	16.90%	16.76%	4/10/17
Regulatory Index
Russell 1000	38.07%	15.00%	14.09%	—
Performance Index
Russell 1000 Growth	43.77%	19.00%	18.32%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$15,311,460,619
Management Fees (dollars paid during the reporting period)	$110,525,512
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H386

ANNUAL SHAREHOLDER REPORT

Growth Fund

R6 Class (AGRDX)	October 31, 2024

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$67	0.56%

What were the key factors that affected the fund’s performance?
Growth Fund R6 Class returned 37.91% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	37.91%	17.08%	14.97%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$15,311,460,619
Management Fees (dollars paid during the reporting period)	$110,525,512
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H519

ANNUAL SHAREHOLDER REPORT

Growth Fund

G Class (ACIHX)	October 31, 2024

This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Growth Fund G Class returned 38.69% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Cumulative Performance (based on an initial $10,000 investment)
March 1, 2022 through October 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	38.69%	13.21%	3/1/22
Regulatory Index
Russell 1000	38.07%	12.29%	—
Performance Index
Russell 1000 Growth	43.77%	15.09%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$15,311,460,619
Management Fees (dollars paid during the reporting period)	$110,525,512
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H212

ANNUAL SHAREHOLDER REPORT

Heritage Fund

Investor Class (TWHIX)	October 31, 2024

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$120	1.00%

What were the key factors that affected the fund’s performance?
Heritage Fund Investor Class returned 40.52% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	40.52%	11.37%	10.53%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell Midcap Growth	38.67%	11.46%	11.19%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,878,887,575
Management Fees (dollars paid during the reporting period)	$44,791,253
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083791

ANNUAL SHAREHOLDER REPORT

Heritage Fund

I Class (ATHIX)	October 31, 2024

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$96	0.80%

What were the key factors that affected the fund’s performance?
Heritage Fund I Class returned 40.75% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	40.75%	11.59%	10.75%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell Midcap Growth	38.67%	11.46%	11.19%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,878,887,575
Management Fees (dollars paid during the reporting period)	$44,791,253
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083783

ANNUAL SHAREHOLDER REPORT

Heritage Fund

Y Class (ATHYX)	October 31, 2024

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$78	0.65%

What were the key factors that affected the fund’s performance?
Heritage Fund Y Class returned 41.01% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	41.01%	11.76%	12.47%	4/10/17
Regulatory Index
Russell 3000	37.86%	14.60%	13.69%	—
Performance Index
Russell Midcap Growth	38.67%	11.46%	12.70%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,878,887,575
Management Fees (dollars paid during the reporting period)	$44,791,253
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H352

ANNUAL SHAREHOLDER REPORT

Heritage Fund

A Class (ATHAX)	October 31, 2024

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$150	1.25%

What were the key factors that affected the fund’s performance?
Heritage Fund A Class returned 40.09% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	40.09%	11.09%	10.25%
A Class - with sales charge	32.03%	9.78%	9.60%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell Midcap Growth	38.67%	11.46%	11.19%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,878,887,575
Management Fees (dollars paid during the reporting period)	$44,791,253
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083767

ANNUAL SHAREHOLDER REPORT

Heritage Fund

C Class (AHGCX)	October 31, 2024

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$239	2.00%

What were the key factors that affected the fund’s performance?
Heritage Fund C Class returned 39.18% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	39.18%	10.26%	9.43%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell Midcap Growth	38.67%	11.46%	11.19%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,878,887,575
Management Fees (dollars paid during the reporting period)	$44,791,253
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083262

ANNUAL SHAREHOLDER REPORT

Heritage Fund

R Class (ATHWX)	October 31, 2024

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$180	1.50%

What were the key factors that affected the fund’s performance?
Heritage Fund R Class returned 39.75% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	39.75%	10.81%	9.98%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell Midcap Growth	38.67%	11.46%	11.19%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,878,887,575
Management Fees (dollars paid during the reporting period)	$44,791,253
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H683

ANNUAL SHAREHOLDER REPORT

Heritage Fund

R5 Class (ATHGX)	October 31, 2024

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$96	0.80%

What were the key factors that affected the fund’s performance?
Heritage Fund R5 Class returned 40.73% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	40.73%	11.59%	12.30%	4/10/17
Regulatory Index
Russell 3000	37.86%	14.60%	13.69%	—
Performance Index
Russell Midcap Growth	38.67%	11.46%	12.70%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,878,887,575
Management Fees (dollars paid during the reporting period)	$44,791,253
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H360

ANNUAL SHAREHOLDER REPORT

Heritage Fund

R6 Class (ATHDX)	October 31, 2024

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$78	0.65%

What were the key factors that affected the fund’s performance?
Heritage Fund R6 Class returned 41.01% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	41.01%	11.76%	10.92%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell Midcap Growth	38.67%	11.46%	11.19%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,878,887,575
Management Fees (dollars paid during the reporting period)	$44,791,253
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H493

ANNUAL SHAREHOLDER REPORT

Heritage Fund

G Class (ACILX)	October 31, 2024

This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Heritage Fund G Class returned 41.87% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 1, 2022 through October 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	41.87%	8.85%	3/1/22
Regulatory Index
Russell 3000	37.86%	11.87%	—
Performance Index
Russell Midcap Growth	38.67%	8.69%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,878,887,575
Management Fees (dollars paid during the reporting period)	$44,791,253
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	87

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H196

ANNUAL SHAREHOLDER REPORT

Select Fund

Investor Class (TWCIX)	October 31, 2024

This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$109	0.92%

What were the key factors that affected the fund’s performance?
Select Fund Investor Class returned 36.74% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	36.74%	16.48%	14.53%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,659,757,793
Management Fees (dollars paid during the reporting period)	$45,516,702
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083502

ANNUAL SHAREHOLDER REPORT

Select Fund

I Class (TWSIX)	October 31, 2024

This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$85	0.72%

What were the key factors that affected the fund’s performance?
Select Fund I Class returned 37.03% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	37.03%	16.72%	14.76%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,659,757,793
Management Fees (dollars paid during the reporting period)	$45,516,702
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083601

ANNUAL SHAREHOLDER REPORT

Select Fund

Y Class (ASLWX)	October 31, 2024

This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$68	0.57%

What were the key factors that affected the fund’s performance?
Select Fund Y Class returned 37.23% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	37.23%	16.89%	16.54%	4/10/17
Regulatory Index
Russell 1000	38.07%	15.00%	14.09%	—
Performance Index
Russell 1000 Growth	43.77%	19.00%	18.32%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,659,757,793
Management Fees (dollars paid during the reporting period)	$45,516,702
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H337

ANNUAL SHAREHOLDER REPORT

Select Fund

A Class (TWCAX)	October 31, 2024

This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$138	1.17%

What were the key factors that affected the fund’s performance?
Select Fund A Class returned 36.42% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	36.42%	16.19%	14.25%
A Class - with sales charge	28.57%	14.82%	13.57%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,659,757,793
Management Fees (dollars paid during the reporting period)	$45,516,702
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083809

ANNUAL SHAREHOLDER REPORT

Select Fund

C Class (ACSLX)	October 31, 2024

This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$226	1.92%

What were the key factors that affected the fund’s performance?
Select Fund C Class returned 35.41% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	35.41%	15.33%	13.39%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,659,757,793
Management Fees (dollars paid during the reporting period)	$45,516,702
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083239

ANNUAL SHAREHOLDER REPORT

Select Fund

R Class (ASERX)	October 31, 2024

This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$168	1.42%

What were the key factors that affected the fund’s performance?
Select Fund R Class returned 36.06% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	36.06%	15.90%	13.96%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,659,757,793
Management Fees (dollars paid during the reporting period)	$45,516,702
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H501

ANNUAL SHAREHOLDER REPORT

Select Fund

R5 Class (ASLGX)	October 31, 2024

This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$85	0.72%

What were the key factors that affected the fund’s performance?
Select Fund R5 Class returned 37.03% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	37.03%	16.72%	16.36%	4/10/17
Regulatory Index
Russell 1000	38.07%	15.00%	14.09%	—
Performance Index
Russell 1000 Growth	43.77%	19.00%	18.32%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,659,757,793
Management Fees (dollars paid during the reporting period)	$45,516,702
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H345

ANNUAL SHAREHOLDER REPORT

Select Fund

R6 Class (ASDEX)	October 31, 2024

This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$68	0.57%

What were the key factors that affected the fund’s performance?
Select Fund R6 Class returned 37.24% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	37.24%	16.89%	14.93%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,659,757,793
Management Fees (dollars paid during the reporting period)	$45,516,702
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H451

ANNUAL SHAREHOLDER REPORT

Select Fund

G Class (ASLDX)	October 31, 2024

This annual shareholder report contains important information about Select Fund for the period of November 2, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
Select Fund G Class returned 33.80% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Cumulative Performance (based on an initial $10,000 investment)
November 2, 2023 through October 31, 2024

Average Annual Total Returns
	Since Inception	Inception Date
G Class	33.80%	11/2/23
Regulatory Index
Russell 1000	34.12%	—
Performance Index
Russell 1000 Growth	39.10%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,659,757,793
Management Fees (dollars paid during the reporting period)	$45,516,702
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H188

ANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

Investor Class (ANOIX)	October 31, 2024

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$134	1.14%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund Investor Class returned 34.79% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	34.79%	11.29%	10.97%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,050,805,886
Management Fees (dollars paid during the reporting period)	$29,646,153
Portfolio Turnover Rate	83%
Total Number of Portfolio Holdings	138

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083338

ANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

I Class (ANONX)	October 31, 2024

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$110	0.94%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund I Class returned 35.07% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	35.07%	11.52%	11.18%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,050,805,886
Management Fees (dollars paid during the reporting period)	$29,646,153
Portfolio Turnover Rate	83%
Total Number of Portfolio Holdings	138

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083320

ANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

Y Class (ANOYX)	October 31, 2024

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$93	0.79%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund Y Class returned 35.25% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	35.25%	11.69%	12.82%	4/10/17
Regulatory Index
Russell 3000	37.86%	14.60%	13.69%	—
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.50%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,050,805,886
Management Fees (dollars paid during the reporting period)	$29,646,153
Portfolio Turnover Rate	83%
Total Number of Portfolio Holdings	138

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H311

ANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

A Class (ANOAX)	October 31, 2024

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$163	1.39%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund A Class returned 34.46% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	34.46%	11.03%	10.70%
A Class - with sales charge	26.73%	9.72%	10.04%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,050,805,886
Management Fees (dollars paid during the reporting period)	$29,646,153
Portfolio Turnover Rate	83%
Total Number of Portfolio Holdings	138

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083221

ANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

C Class (ANOCX)	October 31, 2024

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$250	2.14%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund C Class returned 33.45% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	33.45%	10.19%	9.86%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,050,805,886
Management Fees (dollars paid during the reporting period)	$29,646,153
Portfolio Turnover Rate	83%
Total Number of Portfolio Holdings	138

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083197

ANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

R Class (ANORX)	October 31, 2024

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$192	1.64%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund R Class returned 34.09% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	34.09%	10.74%	10.41%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,050,805,886
Management Fees (dollars paid during the reporting period)	$29,646,153
Portfolio Turnover Rate	83%
Total Number of Portfolio Holdings	138

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H725

ANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

R5 Class (ANOGX)	October 31, 2024

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$111	0.94%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund R5 Class returned 35.11% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	35.11%	11.52%	12.65%	4/10/17
Regulatory Index
Russell 3000	37.86%	14.60%	13.69%	—
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.50%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,050,805,886
Management Fees (dollars paid during the reporting period)	$29,646,153
Portfolio Turnover Rate	83%
Total Number of Portfolio Holdings	138

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H329

ANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

R6 Class (ANODX)	October 31, 2024

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$93	0.79%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund R6 Class returned 35.27% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	35.27%	11.68%	11.35%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.15%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,050,805,886
Management Fees (dollars paid during the reporting period)	$29,646,153
Portfolio Turnover Rate	83%
Total Number of Portfolio Holdings	138

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H485

ANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

G Class (ANOHX)	October 31, 2024

This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund G Class returned 36.37% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	36.37%	12.60%	12.22%	4/1/19
Regulatory Index
Russell 3000	37.86%	14.60%	14.22%	—
Performance Index
Russell 2000 Growth	36.49%	7.92%	7.15%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,050,805,886
Management Fees (dollars paid during the reporting period)	$29,646,153
Portfolio Turnover Rate	83%
Total Number of Portfolio Holdings	138

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H253

ANNUAL SHAREHOLDER REPORT

Sustainable Equity Fund

Investor Class (AFDIX)	October 31, 2024

This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	0.79%

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund Investor Class returned 32.47% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	32.47%	13.84%	12.09%
S&P 500	38.02%	15.27%	13.00%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,417,615,332
Management Fees (dollars paid during the reporting period)	$11,109,062
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	104

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H600

ANNUAL SHAREHOLDER REPORT

Sustainable Equity Fund

I Class (AFEIX)	October 31, 2024

This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$69	0.59%

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund I Class returned 32.76% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	32.76%	14.07%	12.32%
S&P 500	38.02%	15.27%	13.00%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,417,615,332
Management Fees (dollars paid during the reporting period)	$11,109,062
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	104

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H709

ANNUAL SHAREHOLDER REPORT

Sustainable Equity Fund

Y Class (AFYDX)	October 31, 2024

This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$51	0.44%

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund Y Class returned 32.95% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	32.95%	14.24%	14.44%	4/10/17
S&P 500	38.02%	15.27%	14.35%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,417,615,332
Management Fees (dollars paid during the reporting period)	$11,109,062
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	104

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H287

ANNUAL SHAREHOLDER REPORT

Sustainable Equity Fund

A Class (AFDAX)	October 31, 2024

This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$121	1.04%

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund A Class returned 32.18% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	32.18%	13.56%	11.81%
A Class - with sales charge	24.58%	12.23%	11.15%
S&P 500	38.02%	15.27%	13.00%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,417,615,332
Management Fees (dollars paid during the reporting period)	$11,109,062
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	104

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083130

ANNUAL SHAREHOLDER REPORT

Sustainable Equity Fund

C Class (AFDCX)	October 31, 2024

This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$207	1.79%

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund C Class returned 31.19% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	31.19%	12.71%	10.98%
S&P 500	38.02%	15.27%	13.00%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,417,615,332
Management Fees (dollars paid during the reporting period)	$11,109,062
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	104

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083114

ANNUAL SHAREHOLDER REPORT

Sustainable Equity Fund

R Class (AFDRX)	October 31, 2024

This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$150	1.29%

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund R Class returned 31.81% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	31.81%	13.27%	11.54%
S&P 500	38.02%	15.27%	13.00%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,417,615,332
Management Fees (dollars paid during the reporting period)	$11,109,062
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	104

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H808

ANNUAL SHAREHOLDER REPORT

Sustainable Equity Fund

R5 Class (AFDGX)	October 31, 2024

This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$69	0.59%

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund R5 Class returned 32.77% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	32.77%	14.07%	14.27%	4/10/17
S&P 500	38.02%	15.27%	14.35%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,417,615,332
Management Fees (dollars paid during the reporting period)	$11,109,062
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	104

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H295

ANNUAL SHAREHOLDER REPORT

Sustainable Equity Fund

R6 Class (AFEDX)	October 31, 2024

This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$51	0.44%

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund R6 Class returned 32.97% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	32.97%	14.24%	14.39%	4/1/19
S&P 500	38.02%	15.27%	14.97%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,417,615,332
Management Fees (dollars paid during the reporting period)	$11,109,062
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	104

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H238

ANNUAL SHAREHOLDER REPORT

Sustainable Equity Fund

G Class (AFEGX)	October 31, 2024

This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund G Class returned 33.54% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	33.54%	14.75%	14.90%	4/1/19
S&P 500	38.02%	15.27%	14.97%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,417,615,332
Management Fees (dollars paid during the reporting period)	$11,109,062
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	104

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H246

ANNUAL SHAREHOLDER REPORT

Ultra Fund

Investor Class (TWCUX)	October 31, 2024

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$110	0.91%

What were the key factors that affected the fund’s performance?
Ultra Fund Investor Class returned 42.20% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	42.20%	18.63%	15.81%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$25,040,257,630
Management Fees (dollars paid during the reporting period)	$199,413,618
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	65

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083882

ANNUAL SHAREHOLDER REPORT

Ultra Fund

I Class (TWUIX)	October 31, 2024

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$86	0.71%

What were the key factors that affected the fund’s performance?
Ultra Fund I Class returned 42.49% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	42.49%	18.86%	16.04%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$25,040,257,630
Management Fees (dollars paid during the reporting period)	$199,413,618
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	65

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083874

ANNUAL SHAREHOLDER REPORT

Ultra Fund

Y Class (AULYX)	October 31, 2024

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$68	0.56%

What were the key factors that affected the fund’s performance?
Ultra Fund Y Class returned 42.70% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	42.70%	19.04%	18.60%	4/10/17
Regulatory Index
Russell 1000	38.07%	15.00%	14.09%	—
Performance Index
Russell 1000 Growth	43.77%	19.00%	18.32%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$25,040,257,630
Management Fees (dollars paid during the reporting period)	$199,413,618
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	65

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H261

ANNUAL SHAREHOLDER REPORT

Ultra Fund

A Class (TWUAX)	October 31, 2024

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$140	1.16%

What were the key factors that affected the fund’s performance?
Ultra Fund A Class returned 41.84% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	41.84%	18.33%	15.52%
A Class - with sales charge	33.68%	16.94%	14.83%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$25,040,257,630
Management Fees (dollars paid during the reporting period)	$199,413,618
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	65

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083858

ANNUAL SHAREHOLDER REPORT

Ultra Fund

C Class (TWCCX)	October 31, 2024

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$230	1.91%

What were the key factors that affected the fund’s performance?
Ultra Fund C Class returned 40.78% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	40.78%	17.45%	14.65%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$25,040,257,630
Management Fees (dollars paid during the reporting period)	$199,413,618
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	65

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083288

ANNUAL SHAREHOLDER REPORT

Ultra Fund

R Class (AULRX)	October 31, 2024

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$170	1.41%

What were the key factors that affected the fund’s performance?
Ultra Fund R Class returned 41.49% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	41.49%	18.03%	15.23%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$25,040,257,630
Management Fees (dollars paid during the reporting period)	$199,413,618
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	65

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25083171

ANNUAL SHAREHOLDER REPORT

Ultra Fund

R5 Class (AULGX)	October 31, 2024

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$86	0.71%

What were the key factors that affected the fund’s performance?
Ultra Fund R5 Class returned 42.50% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	42.50%	18.87%	18.43%	4/10/17
Regulatory Index
Russell 1000	38.07%	15.00%	14.09%	—
Performance Index
Russell 1000 Growth	43.77%	19.00%	18.32%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$25,040,257,630
Management Fees (dollars paid during the reporting period)	$199,413,618
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	65

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H279

ANNUAL SHAREHOLDER REPORT

Ultra Fund

R6 Class (AULDX)	October 31, 2024

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$68	0.56%

What were the key factors that affected the fund’s performance?
Ultra Fund R6 Class returned 42.70% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	42.70%	19.04%	16.21%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$25,040,257,630
Management Fees (dollars paid during the reporting period)	$199,413,618
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	65

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H444

ANNUAL SHAREHOLDER REPORT

Ultra Fund

G Class (AULNX)	October 31, 2024

This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Ultra Fund G Class returned 43.50% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Cumulative Performance (based on an initial $10,000 investment)
August 1, 2019 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	43.50%	19.74%	19.20%	8/1/19
Regulatory Index
Russell 1000	38.07%	15.00%	14.85%	—
Performance Index
Russell 1000 Growth	43.77%	19.00%	18.58%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$25,040,257,630
Management Fees (dollars paid during the reporting period)	$199,413,618
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	65

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508H220

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Chris H. Cheesman, Lynn M. Jenkins, Barry Fink and Gary Meltzer are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2023:	$142,920
FY 2024:	$126,100

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2023:	$343,325
FY 2024:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

October 31, 2024

Balanced Fund
Investor Class (TWBIX)
I Class (ABINX)
R5 Class (ABGNX)

Schedule of Investments

OCTOBER 31, 2024

	Shares/ Principal Amount	Value
COMMON STOCKS — 60.4%
Aerospace and Defense — 0.2%
Lockheed Martin Corp.	3,597	$1,964,142
Air Freight and Logistics — 0.5%
FedEx Corp.	8,517	2,332,380
United Parcel Service, Inc., Class B	20,131	2,698,762
		5,031,142
Automobile Components — 0.2%
Aptiv PLC(1)	37,641	2,139,138
Automobiles — 0.6%
Tesla, Inc.(1)	21,157	5,286,076
Banks — 2.1%
Bank of America Corp.	127,470	5,330,796
JPMorgan Chase & Co.	39,623	8,793,136
Regions Financial Corp.	201,954	4,820,642
		18,944,574
Beverages — 0.7%
PepsiCo, Inc.	38,325	6,365,016
Biotechnology — 1.3%
AbbVie, Inc.	34,905	7,116,082
Amgen, Inc.	7,710	2,468,434
Vertex Pharmaceuticals, Inc.(1)	5,123	2,438,446
		12,022,962
Broadline Retail — 2.1%
Amazon.com, Inc.(1)	101,978	19,008,699
Building Products — 0.6%
Johnson Controls International PLC	76,853	5,806,244
Capital Markets — 2.9%
Ameriprise Financial, Inc.	7,464	3,808,879
Blackrock, Inc.	4,705	4,615,746
Intercontinental Exchange, Inc.	16,528	2,576,219
KKR & Co., Inc.	8,603	1,189,279
Morgan Stanley	68,922	8,012,183
S&P Global, Inc.	12,947	6,219,221
		26,421,527
Chemicals — 1.1%
Ecolab, Inc.	15,803	3,883,271
Linde PLC	13,203	6,022,549
		9,905,820
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	3,341	1,291,096
Motorola Solutions, Inc.	9,281	4,170,417
		5,461,513
Consumer Finance — 0.4%
American Express Co.	14,447	3,901,846
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	5,121	4,476,676
Sysco Corp.	57,355	4,298,757
Target Corp.	29,311	4,397,822
		13,173,255

	Shares/ Principal Amount	Value
Containers and Packaging — 0.3%
Ball Corp.	43,212	$2,560,311
Distributors — 0.2%
LKQ Corp.	59,659	2,194,855
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	116,573	4,911,221
Electric Utilities — 1.0%
NextEra Energy, Inc.	117,727	9,329,865
Electrical Equipment — 0.6%
Eaton Corp. PLC	16,490	5,467,754
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	14,242	2,680,772
Energy Equipment and Services — 0.6%
Schlumberger NV	144,556	5,792,359
Entertainment — 0.3%
Liberty Media Corp.-Liberty Formula One, Class C(1)	11,003	878,479
Walt Disney Co.	21,484	2,066,761
		2,945,240
Financial Services — 1.6%
Block, Inc.(1)	25,843	1,868,966
Mastercard, Inc., Class A	18,702	9,343,332
Visa, Inc., Class A	10,748	3,115,308
		14,327,606
Food Products — 0.4%
Mondelez International, Inc., Class A	56,432	3,864,463
Ground Transportation — 0.9%
Saia, Inc.(1)	2,085	1,018,752
Uber Technologies, Inc.(1)	44,975	3,240,448
Union Pacific Corp.	19,212	4,458,529
		8,717,729
Health Care Equipment and Supplies — 0.7%
Dexcom, Inc.(1)	20,065	1,414,181
IDEXX Laboratories, Inc.(1)	3,317	1,349,754
Intuitive Surgical, Inc.(1)	7,723	3,891,156
		6,655,091
Health Care Providers and Services — 1.7%
Cigna Group	14,651	4,612,281
UnitedHealth Group, Inc.	19,110	10,787,595
		15,399,876
Hotels, Restaurants and Leisure — 0.4%
Airbnb, Inc., Class A(1)	8,646	1,165,394
Chipotle Mexican Grill, Inc.(1)	46,185	2,575,738
		3,741,132
Household Products — 0.7%
Colgate-Palmolive Co.	17,055	1,598,224
Procter & Gamble Co.	27,774	4,587,709
		6,185,933
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	17,962	3,694,424
Industrial REITs — 0.8%
Prologis, Inc.	65,342	7,379,725
Insurance — 1.4%
Marsh & McLennan Cos., Inc.	15,354	3,350,857
MetLife, Inc.	36,814	2,886,954

	Shares/ Principal Amount	Value
Progressive Corp.	17,245	$4,187,603
Prudential Financial, Inc.	22,727	2,783,603
		13,209,017
Interactive Media and Services — 4.0%
Alphabet, Inc., Class A	135,780	23,233,316
Meta Platforms, Inc., Class A	25,007	14,193,473
		37,426,789
IT Services — 0.9%
Accenture PLC, Class A	12,653	4,363,008
International Business Machines Corp.	20,789	4,297,502
		8,660,510
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	39,729	1,398,858
Life Sciences Tools and Services — 1.7%
Agilent Technologies, Inc.	37,520	4,889,231
Danaher Corp.	26,378	6,480,019
Thermo Fisher Scientific, Inc.	8,077	4,412,627
		15,781,877
Machinery — 1.6%
Cummins, Inc.	13,979	4,598,812
Deere & Co.	5,870	2,375,530
Parker-Hannifin Corp.	6,946	4,404,250
Xylem, Inc.	25,268	3,077,137
		14,455,729
Oil, Gas and Consumable Fuels — 1.3%
ConocoPhillips	58,345	6,391,111
EOG Resources, Inc.	47,025	5,735,169
		12,126,280
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	24,777	1,381,813
Eli Lilly & Co.	7,519	6,238,815
Merck & Co., Inc.	41,777	4,274,623
Novo Nordisk AS, Class B	29,433	3,301,352
Zoetis, Inc.	24,884	4,448,762
		19,645,365
Semiconductors and Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.(1)	44,535	6,416,157
Analog Devices, Inc.	25,319	5,648,922
Applied Materials, Inc.	23,326	4,235,535
ASML Holding NV	3,820	2,571,361
Broadcom, Inc.	35,722	6,064,524
NVIDIA Corp.	310,995	41,287,696
		66,224,195
Software — 6.5%
Adobe, Inc.(1)	2,863	1,368,743
Cadence Design Systems, Inc.(1)	17,135	4,731,316
Crowdstrike Holdings, Inc., Class A(1)	6,697	1,988,138
Dynatrace, Inc.(1)	22,595	1,215,611
Microsoft Corp.	106,179	43,145,837
Salesforce, Inc.	10,215	2,976,345
ServiceNow, Inc.(1)	1,972	1,839,856
Workday, Inc., Class A(1)	12,773	2,986,966
		60,252,812
Specialized REITs — 0.5%
Equinix, Inc.	4,558	4,139,029

	Shares/ Principal Amount	Value
Specialty Retail — 2.1%
CarMax, Inc.(1)	22,538	$1,631,300
Home Depot, Inc.	23,289	9,170,044
TJX Cos., Inc.	49,498	5,594,759
Tractor Supply Co.	11,923	3,165,676
		19,561,779
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.	172,503	38,970,153
Textiles, Apparel and Luxury Goods — 0.2%
Deckers Outdoor Corp.(1)	10,044	1,615,979
Trading Companies and Distributors — 0.4%
Ferguson Enterprises, Inc.	11,386	2,240,082
United Rentals, Inc.	2,225	1,808,480
		4,048,562
TOTAL COMMON STOCKS (Cost $334,781,554)		558,797,244
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	$82,585	79,800
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	46,149	44,563
		124,363
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 12.5%
FHLMC, 2.00%, 6/1/36	1,565,975	1,405,787
FHLMC, 3.50%, 2/1/49	1,707,931	1,549,406
FHLMC, 3.00%, 1/1/50	1,569,897	1,355,497
FHLMC, 3.50%, 5/1/50	274,861	249,011
FHLMC, 2.50%, 5/1/51	1,798,426	1,505,728
FHLMC, 3.50%, 5/1/51	880,858	799,062
FHLMC, 3.00%, 7/1/51	685,853	596,821
FHLMC, 2.00%, 8/1/51	1,511,295	1,209,912
FHLMC, 2.50%, 8/1/51	1,650,843	1,378,887
FHLMC, 2.50%, 10/1/51	844,115	709,648
FHLMC, 3.00%, 12/1/51	1,086,938	940,905
FHLMC, 3.00%, 2/1/52	924,099	803,120
FHLMC, 3.50%, 5/1/52	1,117,754	1,011,651
FHLMC, 4.00%, 5/1/52	1,415,023	1,310,478
FHLMC, 4.00%, 5/1/52	964,235	899,811
FHLMC, 4.00%, 6/1/52	3,072,129	2,865,041
FHLMC, 5.00%, 7/1/52	588,357	578,007
FHLMC, 4.50%, 10/1/52	2,195,297	2,090,364
FHLMC, 4.50%, 10/1/52	1,610,254	1,531,642
FHLMC, 4.50%, 10/1/52	768,561	730,748
FHLMC, 6.00%, 11/1/52	2,736,896	2,771,587
FHLMC, 5.50%, 12/1/52	449,911	449,032
FHLMC, 6.00%, 1/1/53	1,504,532	1,514,920
FHLMC, 6.50%, 11/1/53	1,562,168	1,599,877
FHLMC, 5.50%, 4/1/54	1,459,718	1,453,486
FNMA, 2.00%, 5/1/36	698,489	628,340
FNMA, 4.50%, 9/1/41	123,013	120,235
FNMA, 3.50%, 5/1/42	534,646	492,115
FNMA, 3.50%, 6/1/42	191,082	175,843
FNMA, 3.00%, 2/1/50	232,313	203,961
FNMA, 2.50%, 6/1/50	888,277	744,326
FNMA, 2.50%, 10/1/50	1,870,290	1,558,281
FNMA, 2.50%, 12/1/50	1,272,864	1,054,345

	Shares/ Principal Amount	Value
FNMA, 2.50%, 2/1/51	$2,324,903	$1,947,947
FNMA, 3.00%, 6/1/51	115,309	101,697
FNMA, 2.50%, 12/1/51	998,952	840,381
FNMA, 2.50%, 2/1/52	548,159	458,454
FNMA, 3.00%, 2/1/52	1,790,294	1,553,042
FNMA, 3.00%, 2/1/52	1,009,084	875,271
FNMA, 2.00%, 3/1/52	2,672,351	2,150,166
FNMA, 2.50%, 3/1/52	1,237,930	1,039,085
FNMA, 3.00%, 3/1/52	1,807,096	1,578,200
FNMA, 3.00%, 4/1/52	423,017	366,921
FNMA, 3.50%, 4/1/52	693,458	620,874
FNMA, 4.00%, 4/1/52	1,264,158	1,175,492
FNMA, 4.00%, 4/1/52	562,270	524,703
FNMA, 4.00%, 4/1/52	406,837	377,558
FNMA, 3.00%, 5/1/52	1,066,310	934,858
FNMA, 3.50%, 5/1/52	1,881,400	1,691,667
FNMA, 3.50%, 5/1/52	1,684,170	1,509,074
FNMA, 3.50%, 5/1/52	1,577,521	1,434,489
FNMA, 4.00%, 5/1/52	1,834,800	1,699,147
FNMA, 3.00%, 6/1/52	471,417	413,359
FNMA, 3.50%, 6/1/52	1,525,167	1,388,395
FNMA, 4.50%, 7/1/52	1,364,765	1,298,158
FNMA, 5.00%, 8/1/52	3,136,597	3,055,082
FNMA, 4.50%, 9/1/52	699,528	675,089
FNMA, 5.00%, 9/1/52	891,425	876,035
FNMA, 5.00%, 10/1/52	2,724,792	2,654,399
FNMA, 5.50%, 10/1/52	1,441,332	1,430,847
FNMA, 5.00%, 1/1/53	2,242,494	2,184,553
FNMA, 5.50%, 1/1/53	2,924,742	2,904,517
FNMA, 5.50%, 1/1/53	2,527,218	2,512,517
FNMA, 6.50%, 1/1/53	2,460,946	2,523,100
FNMA, 5.50%, 3/1/53	417,257	415,168
FNMA, 4.00%, 4/1/53	469,181	437,106
FNMA, 6.00%, 9/1/53	2,163,455	2,184,649
FNMA, 6.00%, 9/1/53	1,425,696	1,441,794
FNMA, 5.50%, 3/1/54	3,557,123	3,528,218
FNMA, 6.00%, 5/1/54	1,807,250	1,823,430
GNMA, 2.50%, TBA	2,731,000	2,313,875
GNMA, 5.00%, TBA	1,503,000	1,468,232
GNMA, 7.00%, 4/20/26	2,262	2,309
GNMA, 7.50%, 8/15/26	1,968	1,978
GNMA, 7.00%, 5/15/31	10,537	10,906
GNMA, 4.50%, 6/15/41	122,866	119,857
GNMA, 3.50%, 6/20/42	221,278	204,807
GNMA, 3.00%, 5/20/50	485,398	427,709
GNMA, 3.00%, 7/20/50	1,284,863	1,127,663
GNMA, 2.00%, 10/20/50	4,033,729	3,297,080
GNMA, 2.50%, 11/20/50	1,742,252	1,451,430
GNMA, 2.50%, 2/20/51	1,236,023	1,050,358
GNMA, 3.50%, 6/20/51	841,775	765,531
GNMA, 3.00%, 7/20/51	1,209,095	1,061,842
GNMA, 4.00%, 9/20/52	3,293,252	3,069,970
GNMA, 4.50%, 9/20/52	3,131,212	2,995,154
GNMA, 4.50%, 10/20/52	2,564,850	2,453,009

	Shares/ Principal Amount	Value
GNMA, 5.50%, 4/20/53	$1,773,128	$1,768,307
UMBS, 4.00%, TBA	3,741,000	3,456,638
		115,959,971
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $119,880,894)		116,084,334
CORPORATE BONDS — 9.0%
Aerospace and Defense — 0.1%
L3Harris Technologies, Inc., 5.50%, 8/15/54	226,000	225,866
Northrop Grumman Corp., 4.90%, 6/1/34	218,000	215,414
Northrop Grumman Corp., 5.15%, 5/1/40	195,000	190,759
RTX Corp., 6.40%, 3/15/54	245,000	275,974
		908,013
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 5/6/29	450,000	464,981
GXO Logistics, Inc., 6.50%, 5/6/34	210,000	218,156
United Parcel Service, Inc., 5.50%, 5/22/54	190,000	194,019
		877,156
Automobiles — 0.4%
American Honda Finance Corp., 4.95%, 1/9/26	495,000	497,120
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	390,000	393,798
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	200,000	207,904
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	260,000	274,579
Ford Motor Credit Co. LLC, 6.05%, 11/5/31(2)	262,000	262,000
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	380,000	376,376
General Motors Financial Co., Inc., 5.60%, 6/18/31	298,000	300,391
General Motors Financial Co., Inc., 5.95%, 4/4/34	202,000	206,090
Hyundai Capital America, 6.50%, 1/16/29(3)	117,000	123,027
Hyundai Capital America, 6.20%, 9/21/30(3)	233,000	244,697
Toyota Motor Credit Corp., 5.55%, 11/20/30	410,000	425,859
		3,311,841
Banks — 1.5%
Bank of America Corp., VRN, 5.29%, 4/25/34	1,030,000	1,035,034
Bank of America Corp., VRN, 5.47%, 1/23/35	760,000	771,575
Bank of America Corp., VRN, 5.52%, 10/25/35	510,000	506,379
BNP Paribas SA, VRN, 2.22%, 6/9/26(3)	350,000	343,734
BNP Paribas SA, VRN, 5.34%, 6/12/29(3)	295,000	298,826
BNP Paribas SA, VRN, 5.50%, 5/20/30(3)	530,000	537,709
BPCE SA, VRN, 7.00%, 10/19/34(3)	260,000	283,891
Citigroup, Inc., VRN, 4.41%, 3/31/31	120,000	116,209
Citigroup, Inc., VRN, 6.27%, 11/17/33	370,000	394,166
Citigroup, Inc., VRN, 5.83%, 2/13/35	435,000	438,953
Danske Bank AS, VRN, 5.71%, 3/1/30(3)	215,000	219,504
Discover Bank, 3.45%, 7/27/26	345,000	336,379
DNB Bank ASA, VRN, 4.85%, 11/5/30(2)(3)	1,100,000	1,097,324
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(3)	485,000	551,329
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	288,000	292,341
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	789,000	823,218
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	215,000	216,932
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	709,000	738,147
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	310,000	311,850
JPMorgan Chase & Co., VRN, 4.95%, 10/22/35	365,000	357,901
Morgan Stanley Bank NA, VRN, 4.97%, 7/14/28	400,000	402,303
Skandinaviska Enskilda Banken AB, 1.20%, 9/9/26(3)	350,000	329,676
Standard Chartered PLC, VRN, 5.01%, 10/15/30(3)	247,000	244,163
U.S. Bancorp, VRN, 5.73%, 10/21/26	270,000	272,234

	Shares/ Principal Amount	Value
Wells Fargo & Co., 3.55%, 9/29/25	$740,000	$733,005
Wells Fargo & Co., VRN, 6.30%, 10/23/29	505,000	529,333
Wells Fargo & Co., VRN, 5.39%, 4/24/34	461,000	464,292
Wells Fargo & Co., VRN, 5.56%, 7/25/34	212,000	215,660
Wells Fargo & Co., VRN, 5.01%, 4/4/51	345,000	322,591
Westpac Banking Corp., VRN, 2.89%, 2/4/30	735,000	729,477
		13,914,135
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	745,000	718,310
Biotechnology — 0.1%
AbbVie, Inc., 2.95%, 11/21/26	325,000	315,284
AbbVie, Inc., 5.35%, 3/15/44	275,000	276,036
AbbVie, Inc., 5.40%, 3/15/54	159,000	160,320
Amgen, Inc., 5.65%, 3/2/53	465,000	468,131
		1,219,771
Capital Markets — 0.7%
Blackstone Private Credit Fund, 7.30%, 11/27/28(3)	105,000	110,306
Blackstone Private Credit Fund, 5.95%, 7/16/29(3)	90,000	90,482
Blue Owl Capital Corp., 2.875%, 6/11/28	275,000	248,500
Blue Owl Credit Income Corp., 6.60%, 9/15/29(3)	530,000	536,757
Charles Schwab Corp., VRN, 6.20%, 11/17/29	196,000	205,983
Charles Schwab Corp., VRN, 6.14%, 8/24/34	180,000	191,083
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	1,280,000	1,350,803
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	193,000	190,533
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	275,000	285,042
Golub Capital BDC, Inc., 7.05%, 12/5/28	293,000	304,793
Morgan Stanley, VRN, 5.16%, 4/20/29	311,000	313,721
Morgan Stanley, VRN, 6.41%, 11/1/29	170,000	179,059
Morgan Stanley, VRN, 6.63%, 11/1/34	760,000	833,510
Morgan Stanley, VRN, 5.83%, 4/19/35	152,000	158,039
Northern Trust Corp., VRN, 3.375%, 5/8/32	754,000	724,543
State Street Corp., VRN, 5.75%, 11/4/26	270,000	272,675
State Street Corp., VRN, 4.68%, 10/22/32	473,000	465,635
UBS Group AG, 4.125%, 9/24/25(3)	212,000	211,079
		6,672,543
Chemicals — 0.0%
Dow Chemical Co., 4.375%, 11/15/42	130,000	109,935
LYB International Finance III LLC, 5.50%, 3/1/34	290,000	291,138
		401,073
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 3.20%, 6/1/32	335,000	297,669
Waste Management, Inc., 4.95%, 3/15/35(2)	152,000	151,059
		448,728
Construction Materials — 0.1%
CRH America Finance, Inc., 5.40%, 5/21/34	278,000	281,746
Martin Marietta Materials, Inc., 5.15%, 12/1/34(2)	302,000	300,134
Martin Marietta Materials, Inc., 5.50%, 12/1/54(2)	325,000	318,697
		900,577
Consumer Finance — 0.2%
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(3)	255,000	263,595
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(3)	270,000	274,057
Encore Capital Group, Inc., 8.50%, 5/15/30(3)	530,000	559,137
OneMain Finance Corp., 7.125%, 3/15/26	217,000	222,455
OneMain Finance Corp., 9.00%, 1/15/29	170,000	180,241

	Shares/ Principal Amount	Value
OneMain Finance Corp., 7.50%, 5/15/31	$179,000	$183,196
		1,682,681
Consumer Staples Distribution & Retail — 0.1%
Cencosud SA, 5.95%, 5/28/31(3)	200,000	202,645
Kroger Co., 4.90%, 9/15/31	610,000	608,834
		811,479
Containers and Packaging — 0.0%
Sonoco Products Co., 4.60%, 9/1/29	152,000	148,317
Sonoco Products Co., 5.00%, 9/1/34	298,000	285,665
		433,982
Diversified Consumer Services — 0.0%
Novant Health, Inc., 3.17%, 11/1/51	245,000	169,106
Pepperdine University, 3.30%, 12/1/59	355,000	234,927
		404,033
Diversified REITs — 0.1%
Agree LP, 4.80%, 10/1/32	465,000	450,311
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	200,000	200,281
Kilroy Realty LP, 2.65%, 11/15/33	475,000	366,582
Simon Property Group LP, 4.75%, 9/26/34	300,000	288,016
		1,305,190
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 6.375%, 3/1/41	65,000	70,197
AT&T, Inc., 4.65%, 6/1/44	125,000	110,138
AT&T, Inc., 5.45%, 3/1/47	330,000	318,344
AT&T, Inc., 3.50%, 9/15/53	335,000	233,653
Sprint Capital Corp., 6.875%, 11/15/28	291,000	312,350
Sprint Capital Corp., 8.75%, 3/15/32	580,000	702,141
Verizon Communications, Inc., 7.75%, 12/1/30	510,000	588,529
Verizon Communications, Inc., 2.99%, 10/30/56	565,000	349,840
		2,685,192
Electric Utilities — 0.6%
Arizona Public Service Co., 5.70%, 8/15/34	292,000	298,938
Black Hills Corp., 6.00%, 1/15/35	204,000	211,903
Commonwealth Edison Co., 2.55%, 6/15/26	335,000	324,656
Commonwealth Edison Co., 5.30%, 2/1/53	144,000	140,791
Duke Energy Corp., 5.00%, 8/15/52	230,000	207,814
Duke Energy Corp., 5.80%, 6/15/54	405,000	406,399
Duke Energy Florida LLC, 1.75%, 6/15/30	370,000	316,035
Duke Energy Progress LLC, 4.15%, 12/1/44	540,000	452,684
Duke Energy Progress LLC, 5.35%, 3/15/53	120,000	118,069
Florida Power & Light Co., 4.125%, 2/1/42	654,000	563,369
Indianapolis Power & Light Co., 5.70%, 4/1/54(3)	150,000	153,065
MidAmerican Energy Co., 5.85%, 9/15/54	790,000	837,676
Northern States Power Co., 3.20%, 4/1/52	240,000	168,607
Northern States Power Co., 5.10%, 5/15/53	260,000	251,019
Oncor Electric Delivery Co. LLC, 3.70%, 5/15/50	650,000	496,596
Pacific Gas & Electric Co., 4.20%, 6/1/41	155,000	126,224
PECO Energy Co., 4.375%, 8/15/52	340,000	293,155
Union Electric Co., 5.45%, 3/15/53	240,000	240,923
Union Electric Co., 5.25%, 1/15/54	160,000	156,039
Vistra Operations Co. LLC, 6.00%, 4/15/34(3)	146,000	150,773
		5,914,735
Electronic Equipment, Instruments and Components — 0.0%
Keysight Technologies, Inc., 4.95%, 10/15/34	258,000	250,608

	Shares/ Principal Amount	Value
Entertainment — 0.0%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	$213,000	$205,172
Financial Services — 0.3%
Antares Holdings LP, 6.35%, 10/23/29(3)	665,000	656,590
Corebridge Financial, Inc., 5.75%, 1/15/34	170,000	174,105
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	445,000	444,183
GE Capital Funding LLC, 4.55%, 5/15/32	360,000	351,147
Nationwide Building Society, 5.13%, 7/29/29(3)	720,000	725,119
		2,351,144
Food Products — 0.1%
JDE Peet's NV, 2.25%, 9/24/31(3)	475,000	388,708
Kraft Heinz Foods Co., 5.00%, 6/4/42	295,000	274,737
Mars, Inc., 3.875%, 4/1/39(3)	109,000	93,808
		757,253
Gas Utilities — 0.0%
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	158,000	154,548
Ground Transportation — 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/33(3)	400,000	409,277
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	162,000	159,284
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	485,000	496,338
Union Pacific Corp., 3.55%, 8/15/39	480,000	399,322
United Rentals North America, Inc., 6.00%, 12/15/29(3)	170,000	172,885
		1,637,106
Health Care Equipment and Supplies — 0.0%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(3)	428,000	436,001
Health Care Providers and Services — 0.6%
Centene Corp., 2.45%, 7/15/28	560,000	504,482
Centene Corp., 4.625%, 12/15/29	214,000	204,658
CVS Health Corp., 5.70%, 6/1/34	381,000	382,909
CVS Health Corp., 6.00%, 6/1/44	410,000	403,048
CVS Health Corp., 5.625%, 2/21/53	120,000	111,548
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	130,277
HCA, Inc., 5.45%, 4/1/31	210,000	212,399
Humana, Inc., 5.75%, 4/15/54	221,000	212,671
Icon Investments Six DAC, 6.00%, 5/8/34	301,000	308,475
IQVIA, Inc., 6.25%, 2/1/29	442,000	460,688
Kaiser Foundation Hospitals, 3.00%, 6/1/51	220,000	150,133
Select Medical Corp., 6.25%, 8/15/26(3)	390,000	391,113
Tenet Healthcare Corp., 6.25%, 2/1/27	325,000	325,513
Tenet Healthcare Corp., 5.125%, 11/1/27	269,000	266,926
UnitedHealth Group, Inc., 5.50%, 7/15/44	436,000	441,286
UnitedHealth Group, Inc., 5.05%, 4/15/53	535,000	504,363
Universal Health Services, Inc., 5.05%, 10/15/34	465,000	441,359
		5,451,848
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp., 4.00%, 8/1/28(3)	585,000	558,109
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(3)	268,000	269,813
		827,922
Household Durables — 0.1%
DR Horton, Inc., 5.00%, 10/15/34	600,000	587,778
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 5.25%, 3/1/54	295,000	294,818
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(3)	350,000	335,069
		629,887

	Shares/ Principal Amount	Value
Industrial REITs — 0.0%
LXP Industrial Trust, 6.75%, 11/15/28	$172,000	$180,595
Insurance — 0.3%
Athene Global Funding, 5.53%, 7/11/31(3)	297,000	301,014
Athene Holding Ltd., 6.25%, 4/1/54	252,000	259,073
Beacon Funding Trust, 6.27%, 8/15/54(2)(3)	320,000	320,920
CNO Financial Group, Inc., 6.45%, 6/15/34	283,000	291,629
Marsh & McLennan Cos., Inc., 4.85%, 11/15/31(2)	705,000	703,106
Marsh & McLennan Cos., Inc., 5.00%, 3/15/35(2)	166,000	165,382
Marsh & McLennan Cos., Inc., 5.40%, 3/15/55(2)	163,000	162,327
MetLife, Inc., 6.40%, 12/15/66	200,000	209,197
Pricoa Global Funding I, 4.65%, 8/27/31(3)	450,000	443,097
		2,855,745
Interactive Media and Services — 0.0%
Meta Platforms, Inc., 5.40%, 8/15/54	285,000	286,513
IT Services — 0.1%
Accenture Capital, Inc., 4.50%, 10/4/34	278,000	268,827
Kyndryl Holdings, Inc., 3.15%, 10/15/31	620,000	530,723
Kyndryl Holdings, Inc., 4.10%, 10/15/41	201,000	158,420
		957,970
Leisure Products — 0.0%
Mattel, Inc., 3.75%, 4/1/29(3)	195,000	183,654
Machinery — 0.1%
AGCO Corp., 5.80%, 3/21/34	293,000	298,137
Ingersoll Rand, Inc., 5.70%, 8/14/33	197,000	204,796
Nordson Corp., 4.50%, 12/15/29	495,000	485,184
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	201,000	206,695
		1,194,812
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%, 6/1/29	170,000	173,680
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375%, 4/1/38	500,000	445,649
Comcast Corp., 3.15%, 3/1/26	335,000	329,046
Comcast Corp., 2.94%, 11/1/56	725,000	448,348
Time Warner Cable LLC, 6.55%, 5/1/37	565,000	543,699
		1,940,422
Metals and Mining — 0.1%
Glencore Funding LLC, 5.63%, 4/4/34(3)	145,000	147,359
Glencore Funding LLC, 5.89%, 4/4/54(3)	95,000	96,132
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	395,000	401,532
		645,023
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(3)	755,000	720,021
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.90%, 8/1/41	270,000	247,265
DTE Energy Co., 5.85%, 6/1/34	294,000	305,770
Engie SA, 5.875%, 4/10/54(3)	510,000	518,804
Public Service Enterprise Group, Inc., 6.125%, 10/15/33	480,000	508,542
Sempra, 3.25%, 6/15/27	180,000	173,010
WEC Energy Group, Inc., 5.60%, 9/12/26	360,000	365,889
		2,119,280
Oil, Gas and Consumable Fuels — 0.7%
BP Capital Markets America, Inc., 3.06%, 6/17/41	250,000	185,184
Cheniere Energy, Inc., 4.625%, 10/15/28	420,000	411,913
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(3)	370,000	383,359

	Shares/ Principal Amount	Value
Diamondback Energy, Inc., 6.25%, 3/15/33	$320,000	$337,451
Energy Transfer LP, 6.55%, 12/1/33	601,000	645,020
Energy Transfer LP, 6.125%, 12/15/45	340,000	340,478
Eni SpA, 5.95%, 5/15/54(3)	307,000	305,206
EnLink Midstream LLC, 5.65%, 9/1/34	88,000	88,434
EQT Corp., 3.625%, 5/15/31(3)	240,000	214,951
Expand Energy Corp., 6.75%, 4/15/29(3)	905,000	915,566
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(3)	786,000	788,079
Marathon Oil Corp., 5.70%, 4/1/34	340,000	352,958
Northern Natural Gas Co., 5.625%, 2/1/54(3)	155,000	154,390
Occidental Petroleum Corp., 5.375%, 1/1/32	446,000	440,672
Occidental Petroleum Corp., 6.45%, 9/15/36	150,000	155,239
Shell Finance U.S., Inc., 4.375%, 5/11/45	180,000	155,732
SM Energy Co., 6.75%, 9/15/26	265,000	265,739
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34(3)	275,000	271,849
		6,412,220
Paper and Forest Products — 0.0%
Suzano Austria GmbH, 3.125%, 1/15/32	69,000	57,910
Passenger Airlines — 0.1%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(3)	654,500	661,529
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 5.50%, 2/22/44	155,000	157,828
Bristol-Myers Squibb Co., 5.55%, 2/22/54	410,000	415,024
Eli Lilly & Co., 5.00%, 2/9/54	217,000	209,304
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26	490,000	489,436
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	341,000	335,582
		1,607,174
Real Estate Management and Development — 0.0%
Essential Properties LP, 2.95%, 7/15/31	330,000	281,378
Semiconductors and Semiconductor Equipment — 0.1%
Foundry JV Holdco LLC, 5.90%, 1/25/30(3)	430,000	436,118
Software — 0.2%
Microsoft Corp., 2.50%, 9/15/50	300,000	190,478
Open Text Corp., 6.90%, 12/1/27(3)	827,000	860,475
Oracle Corp., 3.60%, 4/1/40	457,000	364,189
Oracle Corp., 5.375%, 9/27/54	295,000	280,865
Oracle Corp., 5.50%, 9/27/64	245,000	230,005
		1,926,012
Specialized REITs — 0.2%
Crown Castle, Inc., 5.20%, 9/1/34	466,000	457,704
EPR Properties, 4.95%, 4/15/28	530,000	521,295
EPR Properties, 3.75%, 8/15/29	110,000	101,396
VICI Properties LP, 5.75%, 4/1/34	305,000	310,063
VICI Properties LP, 6.125%, 4/1/54	120,000	120,856
		1,511,314
Specialty Retail — 0.1%
AutoZone, Inc., 5.10%, 7/15/29	180,000	181,859
AutoZone, Inc., 6.55%, 11/1/33	203,000	220,916
Home Depot, Inc., 5.30%, 6/25/54	252,000	250,580
Lowe's Cos., Inc., 5.625%, 4/15/53	330,000	327,328
		980,683
Technology Hardware, Storage and Peripherals — 0.1%
Hewlett Packard Enterprise Co., 4.55%, 10/15/29	442,000	433,756
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	295,000	289,249

	Shares/ Principal Amount	Value
Hewlett Packard Enterprise Co., 5.60%, 10/15/54	$335,000	$322,653
		1,045,658
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 7.35%, 11/27/28	280,000	286,040
Tapestry, Inc., 7.85%, 11/27/33	336,000	343,446
		629,486
Trading Companies and Distributors — 0.0%
Aircastle Ltd., 5.95%, 2/15/29(3)	195,000	199,458
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(3)	158,000	160,497
		359,955
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.70%, 12/15/33	476,000	514,194
TOTAL CORPORATE BONDS (Cost $83,850,118)		83,406,372
U.S. TREASURY SECURITIES — 8.7%
U.S. Treasury Bonds, 3.50%, 2/15/39	200,000	181,609
U.S. Treasury Bonds, 4.375%, 11/15/39	600,000	596,695
U.S. Treasury Bonds, 4.625%, 2/15/40	300,000	306,375
U.S. Treasury Bonds, 1.375%, 11/15/40	200,000	128,434
U.S. Treasury Bonds, 1.875%, 2/15/41	700,000	486,213
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	1,385,836
U.S. Treasury Bonds, 3.75%, 8/15/41	700,000	639,352
U.S. Treasury Bonds, 2.375%, 2/15/42	1,100,000	810,799
U.S. Treasury Bonds, 3.375%, 8/15/42	300,000	256,512
U.S. Treasury Bonds, 2.75%, 11/15/42	750,000	581,426
U.S. Treasury Bonds, 4.00%, 11/15/42	500,000	466,406
U.S. Treasury Bonds, 4.375%, 8/15/43	800,000	780,375
U.S. Treasury Bonds, 4.75%, 11/15/43	5,300,000	5,426,289
U.S. Treasury Bonds, 4.50%, 2/15/44	2,200,000	2,176,625
U.S. Treasury Bonds, 4.625%, 5/15/44	3,000,000	3,015,937
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	472,875
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,224,598
U.S. Treasury Bonds, 3.00%, 5/15/45	1,000,000	785,234
U.S. Treasury Bonds, 3.625%, 2/15/53	200,000	171,688
U.S. Treasury Bonds, 4.125%, 8/15/53	400,000	375,969
U.S. Treasury Bonds, 4.75%, 11/15/53	1,700,000	1,773,246
U.S. Treasury Bonds, 4.25%, 8/15/54	500,000	481,211
U.S. Treasury Notes, 1.50%, 2/15/25(4)	1,000,000	991,233
U.S. Treasury Notes, 2.875%, 6/15/25(4)	500,000	495,509
U.S. Treasury Notes, 4.625%, 9/15/26(4)	300,000	302,420
U.S. Treasury Notes, 4.125%, 2/15/27	5,000,000	4,998,145
U.S. Treasury Notes, 4.50%, 5/15/27	500,000	504,346
U.S. Treasury Notes, 3.75%, 8/15/27	1,500,000	1,485,234
U.S. Treasury Notes, 3.875%, 10/15/27	6,500,000	6,455,566
U.S. Treasury Notes, 1.125%, 2/29/28	1,000,000	906,758
U.S. Treasury Notes, 4.375%, 11/30/28	1,300,000	1,310,258
U.S. Treasury Notes, 4.50%, 5/31/29	1,000,000	1,014,551
U.S. Treasury Notes, 3.625%, 8/31/29	19,400,000	18,962,742
U.S. Treasury Notes, 4.00%, 10/31/29	1,200,000	1,190,906
U.S. Treasury Notes, 3.875%, 11/30/29	700,000	690,648
U.S. Treasury Notes, 3.875%, 12/31/29	1,000,000	986,250
U.S. Treasury Notes, 4.00%, 2/28/30	2,200,000	2,181,953
U.S. Treasury Notes, 4.875%, 10/31/30	7,300,000	7,558,922
U.S. Treasury Notes, 4.375%, 11/30/30	1,200,000	1,210,781
U.S. Treasury Notes, 3.75%, 12/31/30	2,500,000	2,438,232

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 4.125%, 3/31/31	$500,000	$497,383
U.S. Treasury Notes, 4.625%, 4/30/31	2,000,000	2,045,703
U.S. Treasury Notes, 3.75%, 8/31/31	1,200,000	1,166,250
U.S. Treasury Notes, 4.125%, 10/31/31	600,000	596,578
TOTAL U.S. TREASURY SECURITIES (Cost $81,679,317)		80,514,072
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
Private Sponsor Collateralized Mortgage Obligations — 2.7%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,827	1,780
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, VRN, 6.29%, 2/25/64(3)	1,089,880	1,098,389
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(3)	1,041,901	946,940
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(3)	447,482	447,905
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(3)	838,426	838,517
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(3)	1,023,896	1,013,290
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(3)	1,500,000	1,500,484
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(3)	700,000	699,400
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	759	729
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(3)	2,100,000	2,088,352
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(3)	221,558	196,629
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(3)	199,421	168,089
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 7.56%, (30-day average SOFR plus 2.70%), 10/25/33(3)	37,161	37,203
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(3)	781,660	728,393
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(3)	174,236	150,935
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(3)	632,069	634,211
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(3)	710,646	706,627
Home RE Ltd., Series 2022-1, Class M1A, VRN, 7.71%, (30-day average SOFR plus 2.85%), 10/25/34(3)	45,632	45,725
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	153,427	136,076
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(3)	1,200,000	1,196,898
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(3)	975,000	971,892
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(3)	1,139,465	1,139,860
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(3)	975,000	974,131
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(3)	595,092	520,058
MFA Trust, Series 2024-NQM1, Class A1, SEQ, VRN, 6.58%, 3/25/69(3)	796,400	804,478
OBX Trust, Series 2024-HYB1, Class A1, SEQ, VRN, 3.62%, 3/25/53(3)	241,816	237,162
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.62%, 4/25/53(3)	392,604	384,421
OBX Trust, Series 2024-NQM7, Class A1, VRN, 6.24%, 3/25/64(3)	384,993	388,125
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(3)	709,242	709,611
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(3)	436,261	431,341
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(3)	948,355	953,996
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(3)	575,000	572,207
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(3)	700,000	694,642
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(3)	1,165,224	1,165,766
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(3)	629,488	625,097
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(3)	34,864	30,827
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.59%, 3/25/64(3)	1,190,631	1,181,453
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	159,840	145,540
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	182,782	166,547
		24,733,726
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.86%, (30-day average SOFR plus 2.00%), 6/25/43(3)	162,214	163,043
FNMA, Series 2017-C03, Class 1M2C, VRN, 7.97%, (30-day average SOFR plus 3.11%), 10/25/29	110,000	113,049
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	7,949,038	1,005,091
		1,281,183
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,131,721)		26,014,909

	Shares/ Principal Amount	Value
ASSET-BACKED SECURITIES — 1.8%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(3)	$642,000	$600,556
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(3)	637,455	580,724
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, VRN, 6.38%, 4/25/54(3)	571,639	575,960
Capital Automotive REIT, Series 2024-2A, Class A1, SEQ, 4.90%, 5/15/54(3)	762,083	755,741
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(3)	221,801	208,648
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(3)	700,000	669,528
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(3)	1,748,776	1,631,077
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(3)	695,933	700,095
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(3)	1,000,000	942,313
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	264,512	239,944
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(3)	500,276	411,140
Hotwire Funding LLC, Series 2024-1A, Class A2, SEQ, 5.89%, 6/20/54(3)	600,000	608,312
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(3)	429,027	392,122
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)	1,350,000	1,197,760
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(3)	685,546	692,549
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(3)	762,221	764,689
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(3)	468,599	471,412
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(3)	1,014,393	1,025,144
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, VRN, 6.15%, 6/25/44(3)	931,848	935,953
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, VRN, 5.34%, 9/25/44(3)	317,946	315,287
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(3)	300,000	305,873
SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.82%, 9/20/32(3)	150,000	153,033
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	95,171	91,680
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(3)	1,189,020	1,200,242
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(3)	525,000	523,894
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(3)	718,294	723,411
TOTAL ASSET-BACKED SECURITIES (Cost $17,134,550)		16,717,087
COLLATERALIZED LOAN OBLIGATIONS — 1.2%
ACREC LLC, Series 2023-FL2, Class A, VRN, 7.03%, (1-month SOFR plus 2.23%), 2/19/38(3)	473,704	474,889
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 5.89%, (1-month SOFR plus 1.08%), 12/15/35(3)	157,525	157,309
Buttermilk Park CLO Ltd., Series 2018-1A, Class A1R, VRN, 5.74%, (3-month SOFR plus 1.08%), 10/15/31(3)	731,247	732,495
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 6.52%, (3-month SOFR plus 1.86%), 7/15/30(3)	350,000	350,198
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.58%, (3-month SOFR plus 2.46%), 8/14/30(3)	450,000	451,909
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, VRN, 6.27%, (3-month SOFR plus 1.15%), 8/15/31(3)	815,076	816,461
Elmwood CLO IV Ltd., Series 2020-1A, Class AR, VRN, 6.09%, (3-month SOFR plus 1.46%), 4/18/37(3)	1,100,000	1,106,363
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 6.49%, (3-month SOFR plus 1.86%), 7/18/30(3)	575,000	575,581
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 6.03%, (3-month SOFR plus 1.41%), 7/20/31(3)	303,177	303,476
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 5.74%, (3-month SOFR plus 1.12%), 10/20/29(3)	549,667	550,807
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.32%, (1-month SOFR plus 1.56%), 10/16/36(3)	1,075,000	1,065,165
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.61%, (3-month SOFR plus 1.96%), 1/16/31(3)	375,000	375,707
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 6.38%, (3-month SOFR plus 1.76%), 7/19/30(3)	700,000	702,362
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A1, VRN, 6.24%, (3-month SOFR plus 1.08%), 8/8/32(3)	1,100,000	1,100,990
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, VRN, 7.07%, (1-month SOFR plus 2.34%), 5/25/38(3)	226,317	226,663
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 7.03%, (3-month SOFR plus 1.91%), 8/15/30(3)	900,000	901,955
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 7.51%, (1-month SOFR plus 2.75%), 5/19/38(3)	333,731	334,795
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 6.46%, (3-month SOFR plus 1.83%), 10/18/30(3)	525,000	525,964
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,729,527)		10,753,089

	Shares/ Principal Amount	Value
PREFERRED STOCKS — 0.8%
Banks — 0.7%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	600,000	$601,630
Bank of Nova Scotia, 4.90%	555,000	551,249
Barclays PLC, 6.125%	545,000	542,699
Credit Agricole SA, 8.125%(3)	600,000	615,983
Danske Bank AS, 7.00%	760,000	764,760
ING Groep NV, 6.50%	550,000	551,237
Intesa Sanpaolo SpA, 7.70%(3)	355,000	355,389
Lloyds Banking Group PLC, 7.50%	410,000	414,514
NatWest Group PLC, 6.00%	410,000	410,206
Nordea Bank Abp, 6.625%(3)	550,000	554,131
Societe Generale SA, 5.375%(3)	425,000	361,252
Societe Generale SA, 8.00%(3)	355,000	359,946
Standard Chartered PLC, 6.00%(3)	209,000	209,114
		6,292,110
Capital Markets — 0.1%
Deutsche Bank AG, 4.79%	200,000	195,246
Deutsche Bank AG, 7.50%	200,000	200,234
UBS Group AG, 6.875%	355,000	356,115
		751,595
Multi-Utilities — 0.0%
Sempra, 4.875%	420,000	417,519
TOTAL PREFERRED STOCKS (Cost $7,411,115)		7,461,224
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/29(3)	$505,000	514,353
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	1,267,000	1,302,061
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	692,000	722,757
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	338,000	351,149
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(3)	537,839	477,265
BX Trust, Series 2018-GW, Class A, VRN, 5.90%, (1-month SOFR plus 1.10%), 5/15/35(3)	492,000	491,597
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(3)	1,064,000	1,042,204
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(3)	557,000	563,267
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(3)	760,000	791,140
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(3)	765,000	795,381
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,046,474)		7,051,174
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 6.25%, 7/15/32	700,000	788,750
FNMA, 0.75%, 10/8/27	2,000,000	1,815,477
FNMA, 0.875%, 8/5/30	1,900,000	1,574,362
FNMA, 6.625%, 11/15/30	400,000	449,075
Tennessee Valley Authority, 1.50%, 9/15/31	300,000	250,003
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,158,998)		4,877,667
MUNICIPAL SECURITIES — 0.3%
California State University Rev., 2.98%, 11/1/51	500,000	353,126
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	230,344
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	660,000	564,248
Houston GO, 3.96%, 3/1/47	120,000	103,331
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	439,701
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	131,979
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	109,427
New York City GO, 6.27%, 12/1/37	95,000	102,249

	Shares/ Principal Amount	Value
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	$330,000	$246,685
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	48,266
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	166,972
State of California GO, 4.60%, 4/1/38	180,000	172,818
State of California GO, 7.60%, 11/1/40	80,000	97,862
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	185,000	187,851
University of California Rev., 3.07%, 5/15/51	180,000	124,194
TOTAL MUNICIPAL SECURITIES (Cost $3,678,588)		3,079,053
EXCHANGE-TRADED FUNDS — 0.3%
iShares Core S&P 500 ETF (Cost $2,712,138)	4,651	2,656,837
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.0%
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54 (Cost $164,313)	$170,000	163,786
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $16,346,733)	16,346,733	16,346,733
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $716,706,040)		933,923,581
OTHER ASSETS AND LIABILITIES — (0.9)%		(8,352,272)
TOTAL NET ASSETS — 100.0%		$925,571,309

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	3,324,942	USD	499,074	Morgan Stanley	12/20/24	$(13,044)
DKK	487,852	USD	70,669	Morgan Stanley	12/20/24	643
DKK	760,549	USD	110,452	Morgan Stanley	12/20/24	723
USD	3,492,659	DKK	23,251,818	Morgan Stanley	12/20/24	93,779
USD	88,052	DKK	600,433	Morgan Stanley	12/20/24	283
EUR	111,047	USD	120,501	Bank of America N.A.	12/20/24	528
EUR	402,303	USD	438,377	Goldman Sachs & Co.	12/20/24	86
EUR	58,446	USD	64,768	JPMorgan Chase Bank N.A.	12/20/24	(1,068)
EUR	99,033	USD	107,719	UBS AG	12/20/24	216
USD	469,900	EUR	420,801	Citibank N.A.	12/20/24	11,276
USD	469,564	EUR	420,802	Goldman Sachs & Co.	12/20/24	10,939
USD	495,093	EUR	442,136	Goldman Sachs & Co.	12/20/24	13,216
USD	90,133	EUR	80,526	Goldman Sachs & Co.	12/20/24	2,369
USD	469,865	EUR	420,802	JPMorgan Chase Bank N.A.	12/20/24	11,240
USD	292,691	EUR	261,203	JPMorgan Chase Bank N.A.	12/20/24	8,010
USD	91,419	EUR	83,448	JPMorgan Chase Bank N.A.	12/20/24	470
USD	469,476	EUR	420,801	UBS AG	12/20/24	10,851
USD	86,900	EUR	79,552	UBS AG	12/20/24	198
USD	107,780	EUR	99,358	UBS AG	12/20/24	(509)
						$150,206

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	68	December 2024	$14,004,281	$(41,006)
U.S. Treasury 5-Year Notes	317	December 2024	33,993,297	(683,092)
U.S. Treasury 10-Year Notes	45	December 2024	4,971,094	(60,025)
U.S. Treasury 10-Year Ultra Notes	18	December 2024	2,047,500	(1,098)
U.S. Treasury Long Bonds	22	December 2024	2,595,312	(126,582)
U.S. Treasury Ultra Bonds	20	December 2024	2,512,500	(115,320)
			$60,123,984	$(1,027,123)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Non-income producing.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $78,840,204, which represented 8.5% of total net assets.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,098,759.

See Notes to Financial Statements.

Statement of Assets and Liabilities

OCTOBER 31, 2024
Assets
Investment securities, at value (cost of $716,706,040)	$933,923,581
Receivable for investments sold	1,967,178
Receivable for capital shares sold	86,623
Unrealized appreciation on forward foreign currency exchange contracts	164,827
Interest and dividends receivable	3,016,406
939,158,615

Liabilities
Disbursements in excess of demand deposit cash	2,980
Payable for investments purchased	12,573,712
Payable for capital shares redeemed	244,753
Payable for variation margin on futures contracts	65,013
Unrealized depreciation on forward foreign currency exchange contracts	14,621
Accrued management fees	686,227
13,587,306

Net Assets	$925,571,309

Net Assets Consist of:
Capital (par value and paid-in surplus)	$771,157,364
Distributable earnings (loss)	154,413,945
$925,571,309

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$836,650,034	42,821,562	$19.54
I Class, $0.01 Par Value	$87,170,874	4,457,324	$19.56
R5 Class, $0.01 Par Value	$1,750,401	89,526	$19.55

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED OCTOBER 31, 2024
Investment Income (Loss)
Income:
Interest	$17,212,566
Dividends (net of foreign taxes withheld of $10,646)	7,817,043
25,029,609

Expenses:
Management fees	7,915,947
Directors' fees and expenses	27,432
Other expenses	16,582
7,959,961

Net investment income (loss)	17,069,648

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	16,930,160
Forward foreign currency exchange contract transactions	(27,220)
Futures contract transactions	1,802,886
Swap agreement transactions	26,154
Foreign currency translation transactions	(282)
18,731,698

Change in net unrealized appreciation (depreciation) on:
Investments	150,257,367
Forward foreign currency exchange contracts	119,249
Futures contracts	(719,992)
Swap agreements	(10,747)
Translation of assets and liabilities in foreign currencies	364
149,646,241

Net realized and unrealized gain (loss)	168,377,939

Net Increase (Decrease) in Net Assets Resulting from Operations	$185,447,587

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2024 AND OCTOBER 31, 2023
Increase (Decrease) in Net Assets	October 31, 2024	October 31, 2023
Operations
Net investment income (loss)	$17,069,648	$14,906,143
Net realized gain (loss)	18,731,698	(34,045,385)
Change in net unrealized appreciation (depreciation)	149,646,241	63,328,808
Net increase (decrease) in net assets resulting from operations	185,447,587	44,189,566

Distributions to Shareholders
From earnings:
Investor Class	(15,400,125)	(13,812,825)
I Class	(1,788,374)	(1,594,809)
R5 Class	(38,766)	(31,717)
Decrease in net assets from distributions	(17,227,265)	(15,439,351)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(45,737,060)	(59,916,954)

Net increase (decrease) in net assets	122,483,262	(31,166,739)

Net Assets
Beginning of period	803,088,047	834,254,786
End of period	$925,571,309	$803,088,047

See Notes to Financial Statements.

Notes to Financial Statements

OCTOBER 31, 2024

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers the Investor Class, I Class and R5 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended October 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.900%	0.89%
I Class	0.600% to 0.700%	0.69%
R5 Class	0.600% to 0.700%	0.69%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended October 31, 2024 totaled $648,279,220, of which $300,781,917 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended October 31, 2024 totaled $686,656,156, of which $291,556,360 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended October 31, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	530,000,000		530,000,000
Sold	2,540,941	$47,149,553	2,145,009	$35,573,892
Issued in reinvestment of distributions	790,709	14,932,752	815,337	13,421,174
Redeemed	(5,599,022)	(104,611,361)	(6,475,000)	(106,569,604)
	(2,267,372)	(42,529,056)	(3,514,654)	(57,574,538)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	633,858	11,811,127	870,449	14,326,672
Issued in reinvestment of distributions	94,586	1,787,814	96,717	1,594,096
Redeemed	(884,041)	(16,661,920)	(1,105,908)	(18,192,814)
	(155,597)	(3,062,979)	(138,742)	(2,272,046)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	32,123	591,158	8,706	144,578
Issued in reinvestment of distributions	2,053	38,766	1,925	31,717
Redeemed	(40,677)	(774,949)	(14,966)	(246,665)
	(6,501)	(145,025)	(4,335)	(70,370)
Net increase (decrease)	(2,429,470)	$(45,737,060)	(3,657,731)	$(59,916,954)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$552,924,531	$5,872,713	—
U.S. Government Agency Mortgage-Backed Securities	—	116,084,334	—
Corporate Bonds	—	83,406,372	—
U.S. Treasury Securities	—	80,514,072	—
Collateralized Mortgage Obligations	—	26,014,909	—
Asset-Backed Securities	—	16,717,087	—
Collateralized Loan Obligations	—	10,753,089	—
Preferred Stocks	—	7,461,224	—
Commercial Mortgage-Backed Securities	—	7,051,174	—
U.S. Government Agency Securities	—	4,877,667	—
Municipal Securities	—	3,079,053	—
Exchange-Traded Funds	2,656,837	—	—
Sovereign Governments and Agencies	—	163,786	—
Short-Term Investments	16,346,733	—	—
	$571,928,101	$361,995,480	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$164,827	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,027,123	—	—
Forward Foreign Currency Exchange Contracts	—	$14,621	—
	$1,027,123	$14,621	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $6,713,333.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,627,645.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $50,669,461 futures contracts purchased and $4,823,055 futures contracts sold.

Value of Derivative Instruments as of October 31, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$164,827	Unrealized depreciation on forward foreign currency exchange contracts	$14,621
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	65,013
		$164,827		$79,634
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$26,154	Change in net unrealized appreciation (depreciation) on swap agreements	$(10,747)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(27,220)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	119,249
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	1,802,886	Change in net unrealized appreciation (depreciation) on futures contracts	(719,992)
		$1,801,820		$(611,490)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The tax character of distributions paid during the years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$17,227,265	$15,439,351
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$719,178,880
Gross tax appreciation of investments	$238,124,831
Gross tax depreciation of investments	(23,380,130)
Net tax appreciation (depreciation) of investments	214,744,701
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	146
Net tax appreciation (depreciation)	$214,744,847
Other book-to-tax adjustments	$(103,734)
Undistributed ordinary income	$1,942,638
Accumulated short-term capital losses	$(47,962,227)
Accumulated long-term capital losses	$(14,207,579)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on futures contracts. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$16.13	0.35	3.41	3.76	(0.35)	—	(0.35)	$19.54	23.41%	0.89%	1.86%	72%	$836,650
2023	$15.61	0.29	0.53	0.82	(0.30)	—	(0.30)	$16.13	5.20%	0.91%	1.72%	72%	$727,083
2022	$22.97	0.18	(3.38)	(3.20)	(0.15)	(4.01)	(4.16)	$15.61	(16.94)%	0.91%	1.00%	94%	$758,468
2021	$19.73	0.14	4.30	4.44	(0.17)	(1.03)	(1.20)	$22.97	23.34%	0.90%	0.67%	225%	$1,002,740
2020	$19.25	0.20	1.22	1.42	(0.25)	(0.69)	(0.94)	$19.73	7.54%	0.90%	1.03%	165%	$841,328
I Class
2024	$16.14	0.38	3.43	3.81	(0.39)	—	(0.39)	$19.56	23.70%	0.69%	2.06%	72%	$87,171
2023	$15.62	0.32	0.53	0.85	(0.33)	—	(0.33)	$16.14	5.41%	0.71%	1.92%	72%	$74,455
2022	$22.98	0.21	(3.37)	(3.16)	(0.19)	(4.01)	(4.20)	$15.62	(16.76)%	0.71%	1.20%	94%	$74,220
2021	$19.74	0.19	4.29	4.48	(0.21)	(1.03)	(1.24)	$22.98	23.58%	0.70%	0.87%	225%	$107,875
2020	$19.26	0.23	1.23	1.46	(0.29)	(0.69)	(0.98)	$19.74	7.75%	0.70%	1.23%	165%	$99,524
R5 Class
2024	$16.14	0.38	3.42	3.80	(0.39)	—	(0.39)	$19.55	23.64%	0.69%	2.06%	72%	$1,750
2023	$15.62	0.32	0.53	0.85	(0.33)	—	(0.33)	$16.14	5.41%	0.71%	1.92%	72%	$1,550
2022	$22.98	0.19	(3.35)	(3.16)	(0.19)	(4.01)	(4.20)	$15.62	(16.76)%	0.71%	1.20%	94%	$1,567
2021	$19.74	0.18	4.30	4.48	(0.21)	(1.03)	(1.24)	$22.98	23.58%	0.70%	0.87%	225%	$7,050
2020	$19.26	0.24	1.22	1.46	(0.29)	(0.69)	(0.98)	$19.74	7.75%	0.70%	1.23%	165%	$3,545

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Balanced Fund and the Board of Directors of American Century Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Balanced Fund (the “Fund”), one of the funds constituting the American Century Mutual Funds, Inc., as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended October 31, 2024.

For corporate taxpayers, the fund hereby designates $6,906,869 or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended October 31, 2024 as qualified for the corporate dividends received deduction.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90968 2412

Annual Financial Statements and Other Information

October 31, 2024

Growth Fund
Investor Class (TWCGX)
I Class (TWGIX)
Y Class (AGYWX)
A Class (TCRAX)
C Class (TWRCX)
R Class (AGWRX)
R5 Class (AGWUX)
R6 Class (AGRDX)
G Class (ACIHX)

Schedule of Investments

OCTOBER 31, 2024

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.1%
General Electric Co.	133,860	$22,994,471
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	296,789	39,787,533
Automobile Components — 0.2%
Aptiv PLC(1)	574,794	32,665,543
Automobiles — 2.0%
Tesla, Inc.(1)	1,201,003	300,070,600
Beverages — 1.0%
PepsiCo, Inc.	893,857	148,451,771
Biotechnology — 1.9%
AbbVie, Inc.	955,734	194,845,491
Vertex Pharmaceuticals, Inc.(1)	213,502	101,622,682
		296,468,173
Broadline Retail — 5.9%
Amazon.com, Inc.(1)	4,872,464	908,227,290
Building Products — 0.6%
Trane Technologies PLC	44,015	16,292,592
Trex Co., Inc.(1)	1,021,713	72,388,366
		88,680,958
Capital Markets — 0.9%
KKR & Co., Inc.	118,080	16,323,379
S&P Global, Inc.	253,445	121,744,840
		138,068,219
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	143,087	55,294,540
Motorola Solutions, Inc.	117,908	52,981,960
		108,276,500
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	121,022	105,795,012
Target Corp.	286,202	42,941,748
		148,736,760
Electrical Equipment — 0.7%
Eaton Corp. PLC	221,574	73,469,507
Vertiv Holdings Co., Class A	376,399	41,136,647
		114,606,154
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	351,071	66,082,094
Energy Equipment and Services — 0.2%
Schlumberger NV	712,854	28,564,060
Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One, Class C(1)	627,404	50,091,935
Spotify Technology SA(1)	61,975	23,866,573
		73,958,508
Financial Services — 4.4%
Adyen NV(1)	34,657	52,944,077
Block, Inc.(1)	1,247,619	90,227,806
Mastercard, Inc., Class A	698,322	348,874,688
Visa, Inc., Class A	607,186	175,992,862
		668,039,433
2

	Shares	Value
Food Products — 0.7%
Mondelez International, Inc., Class A	1,512,274	$103,560,524
Ground Transportation — 2.2%
Saia, Inc.(1)	97,754	47,763,582
Uber Technologies, Inc.(1)	2,196,908	158,287,221
Union Pacific Corp.	550,170	127,677,952
		333,728,755
Health Care Equipment and Supplies — 1.4%
Dexcom, Inc.(1)	530,673	37,401,833
IDEXX Laboratories, Inc.(1)	151,671	61,717,963
Intuitive Surgical, Inc.(1)	229,801	115,782,936
		214,902,732
Health Care Providers and Services — 0.2%
UnitedHealth Group, Inc.	64,219	36,251,625
Hotels, Restaurants and Leisure — 2.3%
Airbnb, Inc., Class A(1)	519,884	70,075,164
Chipotle Mexican Grill, Inc.(1)	2,252,349	125,613,504
Dutch Bros, Inc., Class A(1)	1,482,195	49,090,298
Expedia Group, Inc.(1)	340,995	53,300,929
Starbucks Corp.	506,558	49,490,717
		347,570,612
Household Products — 0.7%
Procter & Gamble Co.	624,418	103,141,365
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	197,190	24,640,862
Insurance — 0.9%
Progressive Corp.	589,572	143,165,769
Interactive Media and Services — 13.0%
Alphabet, Inc., Class A	7,046,382	1,205,706,424
Meta Platforms, Inc., Class A	1,277,055	724,830,877
Pinterest, Inc., Class A(1)	1,807,421	57,457,914
		1,987,995,215
IT Services — 1.9%
Accenture PLC, Class A	127,370	43,919,723
MongoDB, Inc.(1)	330,933	89,484,283
Okta, Inc.(1)	1,041,594	74,880,193
Snowflake, Inc., Class A(1)	714,881	82,082,637
		290,366,836
Leisure Products — 0.3%
YETI Holdings, Inc.(1)	1,368,007	48,167,526
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc.	146,617	19,105,661
Machinery — 1.1%
Parker-Hannifin Corp.	161,723	102,543,703
Xylem, Inc.	588,977	71,725,619
		174,269,322
Pharmaceuticals — 4.3%
Eli Lilly & Co.	574,398	476,600,996
Novo Nordisk AS, Class B	1,021,692	114,598,073
Zoetis, Inc.	392,865	70,236,405
		661,435,474
Semiconductors and Semiconductor Equipment — 17.1%
Advanced Micro Devices, Inc.(1)	1,407,524	202,781,983
Analog Devices, Inc.	735,699	164,141,804
Applied Materials, Inc.	768,869	139,611,233
3

	Shares	Value
ASML Holding NV	112,279	$75,578,479
Broadcom, Inc.	1,329,246	225,666,094
NVIDIA Corp.	13,621,690	1,808,415,564
		2,616,195,157
Software — 18.1%
Cadence Design Systems, Inc.(1)	662,017	182,796,134
Crowdstrike Holdings, Inc., Class A(1)	446,462	132,541,174
Datadog, Inc., Class A(1)	830,637	104,195,105
Dynatrace, Inc.(1)	1,655,685	89,075,853
Microsoft Corp.	4,886,752	1,985,731,675
PagerDuty, Inc.(1)	1,287,549	23,253,135
Salesforce, Inc.	399,418	116,378,423
Workday, Inc., Class A(1)	585,356	136,885,501
		2,770,857,000
Specialized REITs — 0.6%
Equinix, Inc.	109,638	99,560,075
Specialty Retail — 3.0%
CarMax, Inc.(1)	781,340	56,553,389
Home Depot, Inc.	435,091	171,317,081
Ross Stores, Inc.	584,022	81,599,554
TJX Cos., Inc.	816,906	92,334,885
Tractor Supply Co.	188,127	49,949,600
		451,754,509
Technology Hardware, Storage and Peripherals — 10.2%
Apple, Inc.	6,930,490	1,565,666,996
Textiles, Apparel and Luxury Goods — 0.4%
Deckers Outdoor Corp.(1)	389,005	62,587,014
TOTAL COMMON STOCKS (Cost $5,833,182,100)		15,238,601,096
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF (Cost $54,303,155)	154,317	57,708,385
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	85,740	85,740
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 3/15/27, valued at $27,731,866), at 4.84%, dated 10/31/24, due 11/1/24 (Delivery value $27,191,655)		27,188,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,273,740)		27,273,740
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $5,914,758,995)		15,323,583,221
OTHER ASSETS AND LIABILITIES — (0.1)%		(12,122,602)
TOTAL NET ASSETS — 100.0%		$15,311,460,619

4

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	41,029,809	USD	6,158,579	Morgan Stanley	12/20/24	$(160,967)
DKK	15,749,631	USD	2,281,461	Morgan Stanley	12/20/24	20,772
DKK	24,553,271	USD	3,565,783	Morgan Stanley	12/20/24	23,339
USD	102,795,061	DKK	684,341,672	Morgan Stanley	12/20/24	2,760,091
USD	2,842,655	DKK	19,384,162	Morgan Stanley	12/20/24	9,138
USD	6,946,344	DKK	47,606,949	Morgan Stanley	12/20/24	(12,694)
EUR	3,352,326	USD	3,637,706	Bank of America N.A.	12/20/24	15,940
EUR	6,052,257	USD	6,594,957	Goldman Sachs & Co.	12/20/24	1,301
EUR	2,457,173	USD	2,672,677	UBS AG	12/20/24	5,357
USD	25,438,984	EUR	22,780,918	Citibank N.A.	12/20/24	610,425
USD	25,420,770	EUR	22,780,917	Goldman Sachs & Co.	12/20/24	592,212
USD	6,869,471	EUR	6,134,683	Goldman Sachs & Co.	12/20/24	183,378
USD	6,023,032	EUR	5,381,042	Goldman Sachs & Co.	12/20/24	158,321
USD	25,437,059	EUR	22,780,918	JPMorgan Chase Bank N.A.	12/20/24	608,500
USD	5,095,522	EUR	4,547,348	JPMorgan Chase Bank N.A.	12/20/24	139,440
USD	25,415,986	EUR	22,780,917	UBS AG	12/20/24	587,428
USD	3,248,030	EUR	2,973,368	UBS AG	12/20/24	7,404
USD	4,893,497	EUR	4,511,133	UBS AG	12/20/24	(23,115)
						$5,526,270

NOTES TO SCHEDULE OF INVESTMENTS
DKK	–	Danish Krone
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

OCTOBER 31, 2024
Assets
Investment securities, at value (cost of $5,914,758,995)	$15,323,583,221
Receivable for investments sold	42,133,468
Receivable for capital shares sold	2,752,720
Unrealized appreciation on forward foreign currency exchange contracts	5,723,046
Dividends and interest receivable	3,641,725
15,377,834,180

Liabilities
Disbursements in excess of demand deposit cash	14,849
Payable for investments purchased	46,825,472
Payable for capital shares redeemed	9,570,401
Unrealized depreciation on forward foreign currency exchange contracts	196,776
Accrued management fees	9,675,607
Distribution and service fees payable	90,456
66,373,561

Net Assets	$15,311,460,619

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,026,976,648
Distributable earnings (loss)	10,284,483,971
$15,311,460,619

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$10,120,956,398	175,513,831	$57.66
I Class, $0.01 Par Value	$1,810,889,045	30,339,049	$59.69
Y Class, $0.01 Par Value	$33,264,358	553,675	$60.08
A Class, $0.01 Par Value	$175,100,315	3,223,534	$54.32
C Class, $0.01 Par Value	$13,324,531	279,153	$47.73
R Class, $0.01 Par Value	$94,149,214	1,829,848	$51.45
R5 Class, $0.01 Par Value	$5,072,084	84,876	$59.76
R6 Class, $0.01 Par Value	$1,431,350,476	23,868,752	$59.97
G Class, $0.01 Par Value	$1,627,354,198	26,874,464	$60.55
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $57.63 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

YEAR ENDED OCTOBER 31, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $345,356)	$99,293,070
Interest	3,875,754
Securities lending, net	44,355
103,213,179

Expenses:
Management fees	127,909,268
Distribution and service fees:
A Class	404,662
C Class	121,000
R Class	468,299
Directors' fees and expenses	441,361
Other expenses	11,914
129,356,504
Fees waived(1)	(17,383,756)
111,972,748

Net investment income (loss)	(8,759,569)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	904,177,120
Forward foreign currency exchange contract transactions	(2,603,303)
Futures contract transactions	18,329,828
Foreign currency translation transactions	17,485
919,921,130

Change in net unrealized appreciation (depreciation) on:
Investments	3,535,010,808
Forward foreign currency exchange contracts	5,406,570
Futures contracts	1,905,055
Translation of assets and liabilities in foreign currencies	31,246
3,542,353,679

Net realized and unrealized gain (loss)	4,462,274,809

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,453,515,240
(1)Amount consists of $5,255,646, $952,256, $14,788, $87,637, $6,569, $50,533, $2,312, $712,125 and $10,301,890 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2024 AND OCTOBER 31, 2023
Increase (Decrease) in Net Assets	October 31, 2024	October 31, 2023
Operations
Net investment income (loss)	$(8,759,569)	$14,374,570
Net realized gain (loss)	919,921,130	657,326,281
Change in net unrealized appreciation (depreciation)	3,542,353,679	1,479,605,368
Net increase (decrease) in net assets resulting from operations	4,453,515,240	2,151,306,219

Distributions to Shareholders
From earnings:
Investor Class	(415,135,898)	(130,923,030)
I Class	(75,680,436)	(28,431,909)
Y Class	(560,247)	(77,719)
A Class	(7,013,015)	(2,025,018)
C Class	(589,820)	(200,352)
R Class	(4,329,248)	(1,501,407)
R5 Class	(129,839)	(39,996)
R6 Class	(54,193,541)	(19,062,256)
G Class	(73,500,362)	(34,721,085)
Decrease in net assets from distributions	(631,132,406)	(216,982,772)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(486,660,108)	(598,653,692)

Net increase (decrease) in net assets	3,335,722,726	1,335,669,755

Net Assets
Beginning of period	11,975,737,893	10,640,068,138
End of period	$15,311,460,619	$11,975,737,893

See Notes to Financial Statements.
8

Notes to Financial Statements

OCTOBER 31, 2024

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
9

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 7% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). From November 1, 2023 through July 31, 2024, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.915% for Investor Class, A Class, C Class and R Class, 0.715% for I Class and R5 Class, and 0.565% for Y Class and R6 Class. Effective August 1, 2024, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.881% for Investor Class, A Class, C Class and R Class, 0.681% for I Class and R5 Class, and 0.531% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until July 31, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
10

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended October 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.96%	0.91%
I Class	0.600% to 0.790%	0.76%	0.71%
Y Class	0.450% to 0.640%	0.61%	0.56%
A Class	0.800% to 0.990%	0.96%	0.91%
C Class	0.800% to 0.990%	0.96%	0.91%
R Class	0.800% to 0.990%	0.96%	0.91%
R5 Class	0.600% to 0.790%	0.76%	0.71%
R6 Class	0.450% to 0.640%	0.61%	0.56%
G Class	0.450% to 0.640%	0.61%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended October 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended October 31, 2024 were $3,021,786,034 and $4,009,507,721, respectively.

For the period ended October 31, 2024, the fund incurred net realized gains of $39,932,985 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

11

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended October 31, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	6,225,644	$328,171,484	5,003,563	$209,159,760
Issued in reinvestment of distributions	8,211,748	398,762,415	3,478,510	125,885,867
Redeemed	(17,352,660)	(933,252,654)	(14,333,740)	(589,337,794)
	(2,915,268)	(206,318,755)	(5,851,667)	(254,292,167)
I Class/Shares Authorized	460,000,000		460,000,000
Sold	3,517,202	194,537,083	3,889,383	159,997,823
Issued in reinvestment of distributions	1,490,498	74,793,165	755,840	28,162,602
Redeemed	(7,805,045)	(431,391,189)	(8,490,684)	(367,145,727)
	(2,797,345)	(162,060,941)	(3,845,461)	(178,985,302)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	469,797	25,168,000	176,638	8,054,735
Issued in reinvestment of distributions	10,155	512,210	1,679	62,797
Redeemed	(160,124)	(9,004,751)	(1,123,917)	(44,653,042)
	319,828	16,675,459	(945,600)	(36,535,510)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	983,744	49,395,745	733,176	29,013,946
Issued in reinvestment of distributions	142,446	6,529,739	54,233	1,862,349
Redeemed	(838,608)	(42,390,907)	(687,738)	(26,909,622)
	287,582	13,534,577	99,671	3,966,673
C Class/Shares Authorized	20,000,000		20,000,000
Sold	74,200	3,274,610	52,077	1,837,383
Issued in reinvestment of distributions	14,352	581,969	6,237	192,040
Redeemed	(56,130)	(2,456,481)	(97,406)	(3,410,654)
	32,422	1,400,098	(39,092)	(1,381,231)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	492,557	23,633,515	394,197	15,015,805
Issued in reinvestment of distributions	99,477	4,329,248	45,822	1,501,361
Redeemed	(650,332)	(31,778,249)	(695,231)	(26,332,522)
	(58,298)	(3,815,486)	(255,212)	(9,815,356)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	37,286	2,022,909	9,502	443,429
Issued in reinvestment of distributions	2,430	122,081	990	36,932
Redeemed	(9,669)	(561,775)	(20,023)	(852,243)
	30,047	1,583,215	(9,531)	(371,882)
R6 Class/Shares Authorized	300,000,000		300,000,000
Sold	6,029,002	341,567,965	4,928,009	214,001,505
Issued in reinvestment of distributions	1,074,011	54,076,435	509,251	19,010,326
Redeemed	(7,378,266)	(407,704,469)	(4,169,726)	(180,290,513)
	(275,253)	(12,060,069)	1,267,534	52,721,318
G Class/Shares Authorized	780,000,000		780,000,000
Sold	6,975,271	368,720,957	2,923,661	116,695,506
Issued in reinvestment of distributions	1,452,576	73,500,362	931,110	34,721,085
Redeemed	(10,199,521)	(577,819,525)	(7,627,884)	(325,376,826)
	(1,771,674)	(135,598,206)	(3,773,113)	(173,960,235)
Net increase (decrease)	(7,147,959)	$(486,660,108)	(13,352,471)	$(598,653,692)

12

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$14,995,480,467	$243,120,629	—
Exchange-Traded Funds	57,708,385	—	—
Short-Term Investments	85,740	27,188,000	—
	$15,053,274,592	$270,308,629	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$5,723,046	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$196,776	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $56,128,261 futures contracts purchased.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $179,759,775.

13

Value of Derivative Instruments as of October 31, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$5,723,046	Unrealized depreciation on forward foreign currency exchange contracts	$196,776

Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$18,329,828	Change in net unrealized appreciation (depreciation) on futures contracts	$1,905,055
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(2,603,303)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	5,406,570
		$15,726,525		$7,311,625

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The tax character of distributions paid during the years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$8,162,783	$15,441,373
Long-term capital gains	$622,969,623	$201,541,399

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$5,919,104,240
Gross tax appreciation of investments	$9,549,784,791
Gross tax depreciation of investments	(145,305,810)
Net tax appreciation (depreciation) of investments	9,404,478,981
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(613)
Net tax appreciation (depreciation)	$9,404,478,368
Undistributed ordinary income	$5,582,976
Accumulated long-term gains	$874,422,627

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) on certain foreign currency exchange contracts.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$43.97	(0.11)	16.14	16.03	—	(2.34)	(2.34)	$57.66	37.43%	0.91%	0.96%	(0.21)%	(0.26)%	21%	$10,120,956
2023	$37.23	(0.01)	7.47	7.46	—	(0.72)	(0.72)	$43.97	20.47%	0.93%	0.97%	(0.03)%	(0.07)%	20%	$7,846,335
2022	$58.23	(0.09)	(14.59)	(14.68)	—	(6.32)	(6.32)	$37.23	(28.26)%	0.95%	0.97%	(0.19)%	(0.21)%	25%	$6,859,912
2021	$41.94	(0.18)	18.03	17.85	—	(1.56)	(1.56)	$58.23	43.66%	0.96%	0.96%	(0.36)%	(0.36)%	21%	$10,186,486
2020	$35.80	(0.02)	9.12	9.10	(0.15)	(2.81)	(2.96)	$41.94	26.70%	0.97%	0.97%	(0.04)%	(0.04)%	33%	$7,656,430
I Class
2024	$45.36	—(3)	16.67	16.67	—	(2.34)	(2.34)	$59.69	37.71%	0.71%	0.76%	(0.01)%	(0.06)%	21%	$1,810,889
2023	$38.35	0.07	7.71	7.78	(0.05)	(0.72)	(0.77)	$45.36	20.72%	0.73%	0.77%	0.17%	0.13%	20%	$1,503,056
2022	$59.70	—(3)	(15.03)	(15.03)	—	(6.32)	(6.32)	$38.35	(28.14)%	0.75%	0.77%	0.01%	(0.01)%	25%	$1,418,404
2021	$42.87	(0.08)	18.47	18.39	—	(1.56)	(1.56)	$59.70	43.95%	0.76%	0.76%	(0.16)%	(0.16)%	21%	$2,061,819
2020	$36.56	0.06	9.29	9.35	(0.23)	(2.81)	(3.04)	$42.87	26.93%	0.77%	0.77%	0.16%	0.16%	33%	$1,719,814
Y Class
2024	$45.58	0.06	16.78	16.84	—	(2.34)	(2.34)	$60.08	37.91%	0.56%	0.61%	0.14%	0.09%	21%	$33,264
2023	$38.53	0.15	7.73	7.88	(0.11)	(0.72)	(0.83)	$45.58	20.91%	0.58%	0.62%	0.32%	0.28%	20%	$10,658
2022	$59.86	0.07	(15.08)	(15.01)	—	(6.32)	(6.32)	$38.53	(28.02)%	0.60%	0.62%	0.16%	0.14%	25%	$45,448
2021	$42.93	(0.01)	18.50	18.49	—	(1.56)	(1.56)	$59.86	44.13%	0.61%	0.61%	(0.01)%	(0.01)%	21%	$66,916
2020	$36.61	0.13	9.30	9.43	(0.30)	(2.81)	(3.11)	$42.93	27.15%	0.62%	0.62%	0.31%	0.31%	33%	$52,046
A Class
2024	$41.64	(0.24)	15.26	15.02	—	(2.34)	(2.34)	$54.32	37.10%	1.16%	1.21%	(0.46)%	(0.51)%	21%	$175,100
2023	$35.37	(0.11)	7.10	6.99	—	(0.72)	(0.72)	$41.64	20.18%	1.18%	1.22%	(0.28)%	(0.32)%	20%	$122,253
2022	$55.78	(0.19)	(13.90)	(14.09)	—	(6.32)	(6.32)	$35.37	(28.46)%	1.20%	1.22%	(0.44)%	(0.46)%	25%	$100,332
2021	$40.32	(0.30)	17.32	17.02	—	(1.56)	(1.56)	$55.78	43.31%	1.21%	1.21%	(0.61)%	(0.61)%	21%	$144,743
2020	$34.52	(0.10)	8.75	8.65	(0.04)	(2.81)	(2.85)	$40.32	26.38%	1.22%	1.22%	(0.29)%	(0.29)%	33%	$102,472
C Class
2024	$37.10	(0.55)	13.52	12.97	—	(2.34)	(2.34)	$47.73	36.06%	1.91%	1.96%	(1.21)%	(1.26)%	21%	$13,325
2023	$31.83	(0.36)	6.35	5.99	—	(0.72)	(0.72)	$37.10	19.27%	1.93%	1.97%	(1.03)%	(1.07)%	20%	$9,153
2022	$51.16	(0.46)	(12.55)	(13.01)	—	(6.32)	(6.32)	$31.83	(28.97)%	1.95%	1.97%	(1.19)%	(1.21)%	25%	$9,097
2021	$37.37	(0.59)	15.94	15.35	—	(1.56)	(1.56)	$51.16	42.23%	1.96%	1.96%	(1.36)%	(1.36)%	21%	$12,674
2020	$32.37	(0.37)	8.18	7.81	—	(2.81)	(2.81)	$37.37	25.43%	1.97%	1.97%	(1.04)%	(1.04)%	33%	$13,527

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024	$39.64	(0.34)	14.49	14.15	—	(2.34)	(2.34)	$51.45	36.76%	1.41%	1.46%	(0.71)%	(0.76)%	21%	$94,149
2023	$33.80	(0.20)	6.76	6.56	—	(0.72)	(0.72)	$39.64	19.84%	1.43%	1.47%	(0.53)%	(0.57)%	20%	$74,851
2022	$53.69	(0.29)	(13.28)	(13.57)	—	(6.32)	(6.32)	$33.80	(28.62)%	1.45%	1.47%	(0.69)%	(0.71)%	25%	$72,437
2021	$38.96	(0.40)	16.69	16.29	—	(1.56)	(1.56)	$53.69	42.94%	1.46%	1.46%	(0.86)%	(0.86)%	21%	$114,022
2020	$33.50	(0.19)	8.49	8.30	(0.03)	(2.81)	(2.84)	$38.96	26.07%	1.47%	1.47%	(0.54)%	(0.54)%	33%	$96,170
R5 Class
2024	$45.41	(0.02)	16.71	16.69	—	(2.34)	(2.34)	$59.76	37.72%	0.71%	0.76%	(0.01)%	(0.06)%	21%	$5,072
2023	$38.40	0.07	7.71	7.78	(0.05)	(0.72)	(0.77)	$45.41	20.70%	0.73%	0.77%	0.17%	0.13%	20%	$2,490
2022	$59.76	(0.01)	(15.03)	(15.04)	—	(6.32)	(6.32)	$38.40	(28.12)%	0.75%	0.77%	0.01%	(0.01)%	25%	$2,471
2021	$42.91	(0.09)	18.50	18.41	—	(1.56)	(1.56)	$59.76	43.96%	0.76%	0.76%	(0.16)%	(0.16)%	21%	$4,950
2020	$36.59	0.08	9.28	9.36	(0.23)	(2.81)	(3.04)	$42.91	26.94%	0.77%	0.77%	0.16%	0.16%	33%	$433
R6 Class
2024	$45.50	0.08	16.73	16.81	—	(2.34)	(2.34)	$59.97	37.91%	0.56%	0.61%	0.14%	0.09%	21%	$1,431,350
2023	$38.47	0.13	7.73	7.86	(0.11)	(0.72)	(0.83)	$45.50	20.89%	0.58%	0.62%	0.32%	0.28%	20%	$1,098,477
2022	$59.77	0.07	(15.05)	(14.98)	—	(6.32)	(6.32)	$38.47	(28.01)%	0.60%	0.62%	0.16%	0.14%	25%	$879,964
2021	$42.86	(0.01)	18.48	18.47	—	(1.56)	(1.56)	$59.77	44.15%	0.61%	0.61%	(0.01)%	(0.01)%	21%	$876,460
2020	$36.56	0.12	9.29	9.41	(0.30)	(2.81)	(3.11)	$42.86	27.13%	0.62%	0.62%	0.31%	0.31%	33%	$611,600
G Class
2024	$45.68	0.39	16.82	17.21	—	(2.34)	(2.34)	$60.55	38.69%	0.00%	0.61%	0.70%	0.09%	21%	$1,627,354
2023	$38.62	0.39	7.72	8.11	(0.33)	(0.72)	(1.05)	$45.68	21.60%	0.00%	0.62%	0.90%	0.28%	20%	$1,308,464
2022(4)	$47.73	0.23	(8.33)	(8.10)	—	(1.01)	(1.01)	$38.62	(17.41)%	0.00%	0.62%	0.82%	0.20%	25%(5)	$1,252,003

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
(4)March 1, 2022 (commencement of sale) through October 31, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Growth Fund and the Board of Directors of American Century Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Growth Fund (the “Fund”), one of the funds constituting the American Century Mutual Funds, Inc., as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
17

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
18

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the three-, five-, and ten-year periods and below the median for the one-year period. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution
19

fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee such that the Investor Class management fee not exceed 0.881% for at least one year beginning August 1, 2024. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and these other client assets are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
20

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended October 31, 2024.

For corporate taxpayers, the fund hereby designates $8,162,783, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended October 31, 2024 as qualified for the corporate dividends received deduction.

The fund hereby designates $8,162,783 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended October 31, 2024.

The fund hereby designates $622,969,623, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended October 31, 2024.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90970 2412

Annual Financial Statements and Other Information

October 31, 2024

Heritage Fund
Investor Class (TWHIX)
I Class (ATHIX)
Y Class (ATHYX)
A Class (ATHAX)
C Class (AHGCX)
R Class (ATHWX)
R5 Class (ATHGX)
R6 Class (ATHDX)
G Class (ACILX)

Schedule of Investments

OCTOBER 31, 2024

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 2.6%
Curtiss-Wright Corp.	268,298	$92,552,078
HEICO Corp.	249,985	61,233,826
		153,785,904
Banks — 1.7%
NU Holdings Ltd., Class A(1)	6,602,581	99,632,947
Beverages — 0.2%
Celsius Holdings, Inc.(1)	392,408	11,803,633
Biotechnology — 4.5%
Alnylam Pharmaceuticals, Inc.(1)	261,006	69,581,590
Amicus Therapeutics, Inc.(1)	3,492,476	39,884,076
Argenx SE, ADR(1)	69,671	40,848,107
BioMarin Pharmaceutical, Inc.(1)	526,931	34,719,484
Natera, Inc.(1)	639,888	77,400,852
		262,434,109
Building Products — 1.8%
AZEK Co., Inc.(1)	685,166	30,147,304
Lennox International, Inc.	130,100	78,394,357
		108,541,661
Capital Markets — 8.9%
ARES Management Corp., Class A	833,543	139,768,490
Coinbase Global, Inc., Class A(1)	319,544	57,278,262
LPL Financial Holdings, Inc.	395,088	111,485,932
MSCI, Inc.	242,236	138,365,203
TPG, Inc.	1,097,366	74,269,731
		521,167,618
Chemicals — 2.3%
Avient Corp.	946,512	44,116,924
Element Solutions, Inc.	3,286,966	89,076,779
		133,193,703
Commercial Services and Supplies — 1.7%
Republic Services, Inc.	512,195	101,414,610
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	161,451	62,391,124
Construction Materials — 0.8%
Vulcan Materials Co.	164,246	44,991,907
Consumer Staples Distribution & Retail — 0.5%
Casey's General Stores, Inc.	72,262	28,472,673
Distributors — 1.7%
Pool Corp.	277,937	100,513,137
Diversified Consumer Services — 2.5%
Bright Horizons Family Solutions, Inc.(1)	472,181	63,021,998
Duolingo, Inc.(1)	283,268	82,989,026
		146,011,024
Electrical Equipment — 3.8%
AMETEK, Inc.	211,039	38,691,890
Hubbell, Inc.	89,316	38,140,611
Regal Rexnord Corp.	369,564	61,547,189
Vertiv Holdings Co., Class A	770,255	84,181,169
		222,560,859
2

	Shares	Value
Electronic Equipment, Instruments and Components — 1.2%
CDW Corp.	379,833	$71,495,966
Entertainment — 1.1%
Spotify Technology SA(1)	161,941	62,363,479
Financial Services — 2.1%
Corpay, Inc.(1)	375,016	123,650,276
Ground Transportation — 2.4%
Norfolk Southern Corp.	165,947	41,558,107
XPO, Inc.(1)	765,468	99,916,538
		141,474,645
Health Care Equipment and Supplies — 4.1%
Dexcom, Inc.(1)	1,009,569	71,154,423
GE HealthCare Technologies, Inc.	470,687	41,114,509
IDEXX Laboratories, Inc.(1)	149,306	60,755,598
Insulet Corp.(1)	291,701	67,537,533
		240,562,063
Health Care Providers and Services — 1.4%
Cencora, Inc.	373,514	85,191,073
Health Care Technology — 0.9%
Veeva Systems, Inc., Class A(1)	258,072	53,893,176
Hotels, Restaurants and Leisure — 6.4%
Airbnb, Inc., Class A(1)	313,575	42,266,774
Chipotle Mexican Grill, Inc.(1)	1,555,766	86,765,070
DoorDash, Inc., Class A(1)	493,126	77,272,844
Hilton Worldwide Holdings, Inc.	733,048	172,156,323
		378,461,011
Household Durables — 0.4%
TopBuild Corp.(1)	73,691	26,040,926
Household Products — 2.1%
Church & Dwight Co., Inc.	1,213,660	121,256,771
Independent Power and Renewable Electricity Producers — 2.1%
Vistra Corp.	1,000,485	125,020,606
Insurance — 1.1%
Ryan Specialty Holdings, Inc., Class A	1,004,484	66,165,361
Interactive Media and Services — 1.2%
Pinterest, Inc., Class A(1)	2,187,197	69,530,993
IT Services — 2.8%
Cloudflare, Inc., Class A(1)	999,391	87,656,584
MongoDB, Inc.(1)	280,872	75,947,789
		163,604,373
Leisure Products — 0.5%
BRP, Inc.(2)	552,728	27,252,327
Life Sciences Tools and Services — 2.7%
Agilent Technologies, Inc.	225,379	29,369,137
Avantor, Inc.(1)	1,405,093	31,431,930
Bio-Techne Corp.	399,884	29,491,445
IQVIA Holdings, Inc.(1)	178,474	36,733,519
Mettler-Toledo International, Inc.(1)	25,729	33,235,436
		160,261,467
Machinery — 1.2%
Crane Co.	270,174	42,492,966
Xylem, Inc.	218,451	26,602,963
		69,095,929
Media — 2.6%
Trade Desk, Inc., Class A(1)	1,298,561	156,100,018
3

	Shares	Value
Oil, Gas and Consumable Fuels — 2.5%
Permian Resources Corp.	4,685,788	$63,867,291
Targa Resources Corp.	505,221	84,351,698
		148,218,989
Personal Care Products — 0.4%
elf Beauty, Inc.(1)	232,739	24,495,780
Professional Services — 3.2%
Equifax, Inc.	304,394	80,670,498
Jacobs Solutions, Inc.	197,568	27,774,109
Verisk Analytics, Inc.	292,811	80,441,038
		188,885,645
Semiconductors and Semiconductor Equipment — 3.5%
Enphase Energy, Inc.(1)	278,252	23,106,046
Marvell Technology, Inc.	547,309	43,844,924
Monolithic Power Systems, Inc.	125,138	95,017,283
Teradyne, Inc.	429,627	45,630,684
		207,598,937
Software — 15.0%
AppLovin Corp., Class A(1)	565,080	95,718,901
Cadence Design Systems, Inc.(1)	170,815	47,165,438
Datadog, Inc., Class A(1)	958,052	120,178,043
Fair Isaac Corp.(1)	49,086	97,833,797
Guidewire Software, Inc.(1)	393,413	73,277,105
HubSpot, Inc.(1)	157,347	87,294,542
Manhattan Associates, Inc.(1)	349,658	92,085,931
Palantir Technologies, Inc., Class A(1)	4,366,041	181,452,664
Zscaler, Inc.(1)	469,088	84,806,420
		879,812,841
Specialized REITs — 1.0%
SBA Communications Corp.	254,233	58,338,846
Specialty Retail — 1.8%
Burlington Stores, Inc.(1)	429,837	106,500,713
Technology Hardware, Storage and Peripherals — 0.3%
Super Micro Computer, Inc.(1)	541,530	15,763,938
Textiles, Apparel and Luxury Goods — 0.8%
On Holding AG, Class A(1)	1,007,781	47,788,975
Trading Companies and Distributors — 0.8%
Core & Main, Inc., Class A(1)	1,041,191	46,103,937
TOTAL COMMON STOCKS (Cost $4,303,597,484)		5,861,843,970
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	54,590	54,590
State Street Navigator Securities Lending Government Money Market Portfolio(3)	51,850	51,850
		106,440
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 3/15/27, valued at $21,222,152), at 4.84%, dated 10/31/24, due 11/1/24 (Delivery value $20,808,797)		20,806,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,912,440)		20,912,440
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,324,509,924)		5,882,756,410
OTHER ASSETS AND LIABILITIES — (0.1)%		(3,868,835)
TOTAL NET ASSETS — 100.0%		$5,878,887,575

4

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,119,274	USD	831,698	Bank of America N.A.	12/20/24	$(26,491)
CAD	1,278,460	USD	948,947	Bank of America N.A.	12/20/24	(29,222)
CAD	1,576,933	USD	1,149,016	Bank of America N.A.	12/20/24	(14,569)
CAD	3,173,764	USD	2,297,565	Bank of America N.A.	12/20/24	(14,356)
USD	30,908,160	CAD	41,637,000	Bank of America N.A.	12/20/24	954,459
USD	737,620	CAD	1,004,860	Bank of America N.A.	12/20/24	14,723
						$884,544

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $23,025,497. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $25,229,081, which includes securities collateral of $25,177,231.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

OCTOBER 31, 2024
Assets
Investment securities, at value (cost of $4,324,458,074) — including $23,025,497 of securities on loan	$5,882,704,560
Investment made with cash collateral received for securities on loan, at value (cost of $51,850)	51,850
Total investment securities, at value (cost of $4,324,509,924)	5,882,756,410
Receivable for investments sold	23,723,199
Receivable for capital shares sold	1,207,029
Unrealized appreciation on forward foreign currency exchange contracts	969,182
Dividends and interest receivable	453,478
Securities lending receivable	6,929
5,909,116,227

Liabilities
Payable for collateral received for securities on loan	51,850
Payable for investments purchased	22,784,094
Payable for capital shares redeemed	3,188,017
Unrealized depreciation on forward foreign currency exchange contracts	84,638
Accrued management fees	4,054,847
Distribution and service fees payable	65,206
30,228,652

Net Assets	$5,878,887,575

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,550,380,590
Distributable earnings (loss)	2,328,506,985
$5,878,887,575

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$4,062,044,043	158,035,177	$25.70
I Class, $0.01 Par Value	$245,373,297	8,443,599	$29.06
Y Class, $0.01 Par Value	$99,672,325	3,338,438	$29.86
A Class, $0.01 Par Value	$230,325,293	10,588,357	$21.75
C Class, $0.01 Par Value	$5,324,938	423,120	$12.58
R Class, $0.01 Par Value	$24,924,975	1,165,112	$21.39
R5 Class, $0.01 Par Value	$1,181,854	40,659	$29.07
R6 Class, $0.01 Par Value	$189,372,991	6,343,417	$29.85
G Class, $0.01 Par Value	$1,020,667,859	33,611,207	$30.37
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $23.08 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

YEAR ENDED OCTOBER 31, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $14,532)	$26,667,324
Interest	3,900,105
Securities lending, net	23,040
30,590,469

Expenses:
Management fees	51,529,444
Distribution and service fees:
A Class	567,297
C Class	57,164
R Class	118,333
Directors' fees and expenses	170,166
Other expenses	44
52,442,448
Fees waived - G Class	(6,738,191)
45,704,257

Net investment income (loss)	(15,113,788)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	871,938,155
Forward foreign currency exchange contract transactions	(105,963)
Foreign currency translation transactions	5,120
871,837,312

Change in net unrealized appreciation (depreciation) on:
Investments	1,008,048,791
Forward foreign currency exchange contracts	(329,711)
1,007,719,080

Net realized and unrealized gain (loss)	1,879,556,392

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,864,442,604

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2024 AND OCTOBER 31, 2023
Increase (Decrease) in Net Assets	October 31, 2024	October 31, 2023
Operations
Net investment income (loss)	$(15,113,788)	$(11,034,975)
Net realized gain (loss)	871,837,312	27,956,969
Change in net unrealized appreciation (depreciation)	1,007,719,080	12,630,489
Net increase (decrease) in net assets resulting from operations	1,864,442,604	29,552,483

Distributions to Shareholders
From earnings:
Investor Class	(28,790,151)	—
I Class	(1,637,994)	—
Y Class	(555,119)	—
A Class	(2,077,422)	—
C Class	(101,125)	—
R Class	(215,707)	—
R5 Class	(8,163)	—
R6 Class	(1,223,186)	—
G Class	(6,708,583)	—
Decrease in net assets from distributions	(41,317,450)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(721,928,259)	(258,313,812)

Net increase (decrease) in net assets	1,101,196,895	(228,761,329)

Net Assets
Beginning of period	4,777,690,680	5,006,452,009
End of period	$5,878,887,575	$4,777,690,680

See Notes to Financial Statements.
8

Notes to Financial Statements

OCTOBER 31, 2024

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
9

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$51,850	—	—	—	$51,850
Gross amount of recognized liabilities for securities lending transactions					$51,850
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 11% of the shares of the fund.
10

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
1.00%	0.80%	0.65%	1.00%	1.00%	1.00%	0.80%	0.65%	0.00%(1)
(1)Annual management fee before waiver was 0.65%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended October 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $1,086,166 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended October 31, 2024 were $3,664,232,386 and $4,353,748,640, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended October 31, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	4,194,058	$98,023,549	5,915,280	$115,691,946
Issued in reinvestment of distributions	1,280,521	27,748,861	—	—
Redeemed	(19,424,264)	(450,386,174)	(16,814,748)	(330,515,624)
	(13,949,685)	(324,613,764)	(10,899,468)	(214,823,678)
I Class/Shares Authorized	175,000,000		175,000,000
Sold	1,148,441	30,297,479	1,299,595	28,734,407
Issued in reinvestment of distributions	63,723	1,558,657	—	—
Redeemed	(2,572,905)	(67,726,069)	(2,673,209)	(59,195,148)
	(1,360,741)	(35,869,933)	(1,373,614)	(30,460,741)
Y Class/Shares Authorized	75,000,000		75,000,000
Sold	733,163	19,726,384	661,984	15,134,926
Issued in reinvestment of distributions	22,105	554,613	—	—
Redeemed	(626,685)	(17,104,971)	(392,256)	(8,926,683)
	128,583	3,176,026	269,728	6,208,243
A Class/Shares Authorized	170,000,000		170,000,000
Sold	1,083,218	21,319,630	1,329,664	22,192,452
Issued in reinvestment of distributions	109,874	2,019,489	—	—
Redeemed	(3,006,307)	(59,580,981)	(2,856,500)	(47,723,276)
	(1,813,215)	(36,241,862)	(1,526,836)	(25,530,824)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	48,268	564,581	30,539	302,741
Issued in reinvestment of distributions	9,403	100,613	—	—
Redeemed	(309,523)	(3,418,299)	(464,630)	(4,589,739)
	(251,852)	(2,753,105)	(434,091)	(4,286,998)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	151,927	2,967,579	187,462	3,088,278
Issued in reinvestment of distributions	11,896	215,444	—	—
Redeemed	(274,814)	(5,352,057)	(384,696)	(6,271,888)
	(110,991)	(2,169,034)	(197,234)	(3,183,610)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	2,288	60,521	30,280	678,145
Issued in reinvestment of distributions	334	8,163	—	—
Redeemed	(9,472)	(255,833)	(652)	(14,694)
	(6,850)	(187,149)	29,628	663,451
R6 Class/Shares Authorized	120,000,000		120,000,000
Sold	1,111,872	30,238,445	1,249,662	28,659,310
Issued in reinvestment of distributions	48,528	1,217,558	—	—
Redeemed	(2,055,548)	(56,027,858)	(1,304,785)	(29,709,979)
	(895,148)	(24,571,855)	(55,123)	(1,050,669)
G Class/Shares Authorized	600,000,000		600,000,000
Sold	3,576,173	98,937,738	5,964,401	133,588,209
Issued in reinvestment of distributions	264,326	6,708,583	—	—
Redeemed	(14,940,124)	(404,343,904)	(5,169,941)	(119,437,195)
	(11,099,625)	(298,697,583)	794,460	14,151,014
Net increase (decrease)	(29,359,524)	$(721,928,259)	(13,392,550)	$(258,313,812)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,834,591,643	$27,252,327	—
Short-Term Investments	106,440	20,806,000	—
	$5,834,698,083	$48,058,327	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$969,182	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$84,638	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $40,278,539.

The value of foreign currency risk derivative instruments as of October 31, 2024, is disclosed on the Statement of Assets and Liabilities as an asset of $969,182 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $84,638 in unrealized depreciation on forward foreign currency exchange contracts. For the year ended October 31, 2024, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(105,963) in net realized gain (loss) on forward foreign currency exchange contract transactions and $(329,711) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing solely in larger, more established companies.

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9. Federal Tax Information

The tax character of distributions paid during the years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	—	—
Long-term capital gains	$41,317,450	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$4,355,528,505
Gross tax appreciation of investments	$1,705,384,242
Gross tax depreciation of investments	(178,156,337)
Net tax appreciation (depreciation) of investments	1,527,227,905
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	—
Net tax appreciation (depreciation)	$1,527,227,905
Undistributed ordinary income	$139,499,349
Accumulated long-term gains	$661,779,731

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$18.42	(0.11)	7.56	7.45	(0.17)	—	(0.17)	$25.70	40.52%	1.00%	1.00%	(0.46)%	(0.46)%	66%	$4,062,044
2023	$18.42	(0.08)	0.08	—	—	—	—	$18.42	0.11%	1.00%	1.00%	(0.41)%	(0.41)%	51%	$3,168,263
2022	$30.00	(0.13)	(8.19)	(8.32)	(3.12)	(0.14)	(3.26)	$18.42	(30.66)%	1.01%	1.01%	(0.62)%	(0.62)%	47%	$3,369,474
2021	$24.38	(0.18)	9.35	9.17	(3.55)	—	(3.55)	$30.00	40.54%	1.00%	1.00%	(0.66)%	(0.66)%	44%	$5,307,249
2020	$21.74	(0.10)	5.09	4.99	(2.35)	—	(2.35)	$24.38	25.00%	1.00%	1.00%	(0.47)%	(0.47)%	85%	$4,083,843
I Class
2024	$20.77	(0.07)	8.53	8.46	(0.17)	—	(0.17)	$29.06	40.75%	0.80%	0.80%	(0.26)%	(0.26)%	66%	$245,373
2023	$20.73	(0.05)	0.09	0.04	—	—	—	$20.77	0.29%	0.80%	0.80%	(0.21)%	(0.21)%	51%	$203,612
2022	$33.26	(0.10)	(9.17)	(9.27)	(3.12)	(0.14)	(3.26)	$20.73	(30.49)%	0.81%	0.81%	(0.42)%	(0.42)%	47%	$231,708
2021	$26.66	(0.14)	10.29	10.15	(3.55)	—	(3.55)	$33.26	40.78%	0.80%	0.80%	(0.46)%	(0.46)%	44%	$413,523
2020	$23.52	(0.06)	5.55	5.49	(2.35)	—	(2.35)	$26.66	25.25%	0.80%	0.80%	(0.27)%	(0.27)%	85%	$328,636
Y Class
2024	$21.30	(0.03)	8.76	8.73	(0.17)	—	(0.17)	$29.86	41.01%	0.65%	0.65%	(0.11)%	(0.11)%	66%	$99,672
2023	$21.23	(0.01)	0.08	0.07	—	—	—	$21.30	0.42%	0.65%	0.65%	(0.06)%	(0.06)%	51%	$68,371
2022	$33.93	(0.07)	(9.37)	(9.44)	(3.12)	(0.14)	(3.26)	$21.23	(30.38)%	0.66%	0.66%	(0.27)%	(0.27)%	47%	$62,416
2021	$27.10	(0.10)	10.48	10.38	(3.55)	—	(3.55)	$33.93	40.98%	0.65%	0.65%	(0.31)%	(0.31)%	44%	$85,720
2020	$23.84	(0.03)	5.64	5.61	(2.35)	—	(2.35)	$27.10	25.43%	0.65%	0.65%	(0.12)%	(0.12)%	85%	$52,978
A Class
2024	$15.65	(0.14)	6.41	6.27	(0.17)	—	(0.17)	$21.75	40.09%	1.25%	1.25%	(0.71)%	(0.71)%	66%	$230,325
2023	$15.69	(0.11)	0.07	(0.04)	—	—	—	$15.65	(0.13)%	1.25%	1.25%	(0.66)%	(0.66)%	51%	$194,096
2022	$26.11	(0.16)	(7.00)	(7.16)	(3.12)	(0.14)	(3.26)	$15.69	(30.80)%	1.26%	1.26%	(0.87)%	(0.87)%	47%	$218,573
2021	$21.67	(0.22)	8.21	7.99	(3.55)	—	(3.55)	$26.11	40.12%	1.25%	1.25%	(0.91)%	(0.91)%	44%	$364,852
2020	$19.61	(0.14)	4.55	4.41	(2.35)	—	(2.35)	$21.67	24.73%	1.25%	1.25%	(0.72)%	(0.72)%	85%	$281,637
C Class
2024	$9.18	(0.17)	3.74	3.57	(0.17)	—	(0.17)	$12.58	39.18%	2.00%	2.00%	(1.46)%	(1.46)%	66%	$5,325
2023	$9.28	(0.14)	0.04	(0.10)	—	—	—	$9.18	(0.97)%	2.00%	2.00%	(1.41)%	(1.41)%	51%	$6,198
2022	$16.95	(0.18)	(4.23)	(4.41)	(3.12)	(0.14)	(3.26)	$9.28	(31.31)%	2.01%	2.01%	(1.62)%	(1.62)%	47%	$10,289
2021	$15.22	(0.25)	5.53	5.28	(3.55)	—	(3.55)	$16.95	39.13%	2.00%	2.00%	(1.66)%	(1.66)%	44%	$21,836
2020	$14.54	(0.20)	3.23	3.03	(2.35)	—	(2.35)	$15.22	23.73%	2.00%	2.00%	(1.47)%	(1.47)%	85%	$31,677

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024	$15.43	(0.19)	6.32	6.13	(0.17)	—	(0.17)	$21.39	39.75%	1.50%	1.50%	(0.96)%	(0.96)%	66%	$24,925
2023	$15.51	(0.15)	0.07	(0.08)	—	—	—	$15.43	(0.39)%	1.50%	1.50%	(0.91)%	(0.91)%	51%	$19,694
2022	$25.91	(0.20)	(6.94)	(7.14)	(3.12)	(0.14)	(3.26)	$15.51	(30.98)%	1.51%	1.51%	(1.12)%	(1.12)%	47%	$22,855
2021	$21.57	(0.27)	8.16	7.89	(3.55)	—	(3.55)	$25.91	39.80%	1.50%	1.50%	(1.16)%	(1.16)%	44%	$37,753
2020	$19.58	(0.18)	4.52	4.34	(2.35)	—	(2.35)	$21.57	24.37%	1.50%	1.50%	(0.97)%	(0.97)%	85%	$31,862
R5 Class
2024	$20.77	(0.07)	8.54	8.47	(0.17)	—	(0.17)	$29.07	40.73%	0.80%	0.80%	(0.26)%	(0.26)%	66%	$1,182
2023	$20.73	(0.05)	0.09	0.04	—	—	—	$20.77	0.34%	0.80%	0.80%	(0.21)%	(0.21)%	51%	$987
2022	$33.26	(0.11)	(9.16)	(9.27)	(3.12)	(0.14)	(3.26)	$20.73	(30.50)%	0.81%	0.81%	(0.42)%	(0.42)%	47%	$371
2021	$26.66	(0.14)	10.29	10.15	(3.55)	—	(3.55)	$33.26	40.78%	0.80%	0.80%	(0.46)%	(0.46)%	44%	$973
2020	$23.52	(0.04)	5.53	5.49	(2.35)	—	(2.35)	$26.66	25.25%	0.80%	0.80%	(0.27)%	(0.27)%	85%	$1,339
R6 Class
2024	$21.30	(0.03)	8.75	8.72	(0.17)	—	(0.17)	$29.85	41.01%	0.65%	0.65%	(0.11)%	(0.11)%	66%	$189,373
2023	$21.23	(0.01)	0.08	0.07	—	—	—	$21.30	0.42%	0.65%	0.65%	(0.06)%	(0.06)%	51%	$154,171
2022	$33.93	(0.07)	(9.37)	(9.44)	(3.12)	(0.14)	(3.26)	$21.23	(30.38)%	0.66%	0.66%	(0.27)%	(0.27)%	47%	$154,825
2021	$27.10	(0.09)	10.47	10.38	(3.55)	—	(3.55)	$33.93	40.98%	0.65%	0.65%	(0.31)%	(0.31)%	44%	$194,829
2020	$23.84	(0.03)	5.64	5.61	(2.35)	—	(2.35)	$27.10	25.43%	0.65%	0.65%	(0.12)%	(0.12)%	85%	$148,536
G Class
2024	$21.52	0.15	8.87	9.02	(0.17)	—	(0.17)	$30.37	41.87%	0.00%	0.65%	0.54%	(0.11)%	66%	$1,020,668
2023	$21.31	0.13	0.08	0.21	—	—	—	$21.52	1.13%	0.00%	0.65%	0.59%	(0.06)%	51%	$962,297
2022(3)	$24.55	0.06	(3.12)	(3.06)	(0.04)	(0.14)	(0.18)	$21.31	(12.57)%	0.01%	0.66%	0.43%	(0.22)%	47%(4)	$935,941

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 1, 2022 (commencement of sale) through October 31, 2022.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Heritage Fund and the Board of Directors of American Century Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Heritage Fund (the “Fund”), one of the funds constituting the American Century Mutual Funds, Inc., as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
17

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
18

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the five-year period and below its benchmark for the one-, three- and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the
19

Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
20

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates $8,003,510 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended October 31, 2024.

The fund hereby designates $79,406,996, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended October 31, 2024.

The fund utilized earnings and profits of $46,093,056 distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90977 2412

Annual Financial Statements and Other Information

October 31, 2024

Select Fund
Investor Class (TWCIX)
I Class (TWSIX)
Y Class (ASLWX)
A Class (TWCAX)
C Class (ACSLX)
R Class (ASERX)
R5 Class (ASLGX)
R6 Class (ASDEX)
G Class (ASLDX)

Schedule of Investments

OCTOBER 31, 2024

	Shares	Value
COMMON STOCKS — 99.8%
Automobiles — 2.7%
Tesla, Inc.(1)	619,300	$154,732,105
Beverages — 0.9%
Constellation Brands, Inc., Class A	222,900	51,788,586
Biotechnology — 1.9%
Biogen, Inc.(1)	101,100	17,591,400
Regeneron Pharmaceuticals, Inc.(1)	66,700	55,907,940
Vertex Pharmaceuticals, Inc.(1)	70,100	33,366,198
		106,865,538
Broadline Retail — 6.8%
Amazon.com, Inc.(1)	2,070,600	385,959,840
Capital Markets — 1.2%
MSCI, Inc.	115,600	66,030,720
Commercial Services and Supplies — 0.4%
Veralto Corp.	216,200	22,093,478
Consumer Finance — 0.1%
American Express Co.	21,800	5,887,744
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	103,900	90,827,302
Energy Equipment and Services — 0.8%
ChampionX Corp.	1,556,800	43,932,896
Entertainment — 0.6%
Electronic Arts, Inc.	91,300	13,772,605
Universal Music Group NV(2)	649,000	16,332,846
Walt Disney Co.	46,700	4,492,540
		34,597,991
Financial Services — 5.6%
Mastercard, Inc., Class A	470,100	234,857,259
PayPal Holdings, Inc.(1)	289,200	22,933,560
Visa, Inc., Class A	213,300	61,825,005
		319,615,824
Health Care Equipment and Supplies — 0.3%
GE HealthCare Technologies, Inc.	189,900	16,587,765
Health Care Providers and Services — 1.3%
UnitedHealth Group, Inc.	133,000	75,078,500
Hotels, Restaurants and Leisure — 0.9%
Airbnb, Inc., Class A(1)	370,800	49,980,132
Insurance — 0.8%
Progressive Corp.	188,700	45,822,021
Interactive Media and Services — 16.3%
Alphabet, Inc., Class A	1,656,400	283,426,604
Alphabet, Inc., Class C	1,451,400	250,642,266
Meta Platforms, Inc., Class A	685,400	389,019,332
		923,088,202
Life Sciences Tools and Services — 1.3%
Danaher Corp.	85,700	21,053,062
Mettler-Toledo International, Inc.(1)	39,600	51,153,300
		72,206,362
Machinery — 1.8%
Graco, Inc.	329,800	26,862,210
2

	Shares	Value
Lincoln Electric Holdings, Inc.	101,700	$19,583,352
Middleby Corp.(1)	153,400	19,895,980
Otis Worldwide Corp.	341,700	33,554,940
		99,896,482
Pharmaceuticals — 2.4%
Eli Lilly & Co.	166,400	138,068,736
Professional Services — 1.1%
Broadridge Financial Solutions, Inc.	175,100	36,921,586
UL Solutions, Inc., Class A	288,071	14,968,169
Verisk Analytics, Inc.	43,200	11,867,904
		63,757,659
Semiconductors and Semiconductor Equipment — 17.8%
Advanced Micro Devices, Inc.(1)	527,400	75,982,518
Analog Devices, Inc.	463,300	103,366,863
KLA Corp.	104,700	69,754,281
NVIDIA Corp.	5,151,000	683,846,760
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	296,700	56,533,218
Texas Instruments, Inc.	76,000	15,440,160
		1,004,923,800
Software — 16.6%
Adobe, Inc.(1)	226,100	108,093,888
Atlassian Corp., Class A(1)	123,800	23,341,252
Crowdstrike Holdings, Inc., Class A(1)	164,400	48,805,428
Manhattan Associates, Inc.(1)	220,400	58,044,544
Microsoft Corp.	1,070,000	434,794,500
Roper Technologies, Inc.	161,400	86,789,622
Salesforce, Inc.	451,300	131,495,281
Zscaler, Inc.(1)	259,900	46,987,321
		938,351,836
Specialized REITs — 1.1%
American Tower Corp.	125,300	26,756,562
Equinix, Inc.	36,400	33,054,112
		59,810,674
Specialty Retail — 2.7%
Burlington Stores, Inc.(1)	34,700	8,597,619
Lowe's Cos., Inc.	323,900	84,806,737
TJX Cos., Inc.	543,800	61,465,714
		154,870,070
Technology Hardware, Storage and Peripherals — 12.6%
Apple, Inc.	3,162,200	714,372,602
Textiles, Apparel and Luxury Goods — 0.2%
NIKE, Inc., Class B	137,700	10,620,801
TOTAL COMMON STOCKS (Cost $1,934,088,436)		5,649,767,666
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,720	20,720
State Street Navigator Securities Lending Government Money Market Portfolio(3)	13,047,150	13,047,150
		13,067,870
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 3/15/27, valued at $7,860,302), at 4.84%, dated 10/31/24, due 11/1/24 (Delivery value $7,707,036)		7,706,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,773,870)		20,773,870
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,954,862,306)		5,670,541,536
OTHER ASSETS AND LIABILITIES — (0.2)%		(10,783,743)
TOTAL NET ASSETS — 100.0%		$5,659,757,793
3

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,661,191. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $13,257,987, which includes securities collateral of $210,837.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

OCTOBER 31, 2024
Assets
Investment securities, at value (cost of $1,941,815,156) — including $12,661,191 of securities on loan	$5,657,494,386
Investment made with cash collateral received for securities on loan, at value (cost of $13,047,150)	13,047,150
Total investment securities, at value (cost of $1,954,862,306)	5,670,541,536
Receivable for investments sold	7,373,102
Receivable for capital shares sold	517,944
Dividends and interest receivable	906,904
Securities lending receivable	4,113
5,679,343,599

Liabilities
Payable for collateral received for securities on loan	13,047,150
Payable for capital shares redeemed	2,402,676
Accrued management fees	4,113,092
Distribution and service fees payable	22,888
19,585,806

Net Assets	$5,659,757,793

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,745,179,779
Distributable earnings (loss)	3,914,578,014
$5,659,757,793

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$4,868,303,442	40,692,994	$119.63
I Class, $0.01 Par Value	$196,669,512	1,582,957	$124.24
Y Class, $0.01 Par Value	$139,668,385	1,112,171	$125.58
A Class, $0.01 Par Value	$83,619,684	735,810	$113.64
C Class, $0.01 Par Value	$2,967,496	32,853	$90.33
R Class, $0.01 Par Value	$5,012,959	45,500	$110.17
R5 Class, $0.01 Par Value	$15,780	127	$124.25
R6 Class, $0.01 Par Value	$111,567,669	889,859	$125.38
G Class, $0.01 Par Value	$251,932,866	1,998,059	$126.09
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $120.57 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
5

Statement of Operations

YEAR ENDED OCTOBER 31, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $95,413)	$30,666,728
Interest	802,707
Securities lending, net	7,703
31,477,138

Expenses:
Management fees	50,207,568
Distribution and service fees:
A Class	194,014
C Class	27,298
R Class	25,017
Directors' fees and expenses	157,518
Other expenses	1,388
50,612,803
Fees waived(1)	(4,690,866)
45,921,937

Net investment income (loss)	(14,444,799)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	216,237,393
Forward foreign currency exchange contract transactions	186,604
Futures contract transactions	(1,198,132)
Written options contract transactions	289,926
Foreign currency translation transactions	(22,196)
215,493,595

Change in net unrealized appreciation (depreciation) on:
Investments	1,356,403,330
Forward foreign currency exchange contracts	(290,961)
Translation of assets and liabilities in foreign currencies	1,416
1,356,113,785

Net realized and unrealized gain (loss)	1,571,607,380

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,557,162,581
(1)Amount consists of $2,882,454, $113,324, $78,851, $48,853, $1,723, $3,168, $8, $60,073 and $1,502,412 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2024 AND OCTOBER 31, 2023
Increase (Decrease) in Net Assets	October 31, 2024	October 31, 2023
Operations
Net investment income (loss)	$(14,444,799)	$(3,635,496)
Net realized gain (loss)	215,493,595	250,935,221
Change in net unrealized appreciation (depreciation)	1,356,113,785	325,777,247
Net increase (decrease) in net assets resulting from operations	1,557,162,581	573,076,972

Distributions to Shareholders
From earnings:
Investor Class	(212,148,210)	(300,981,895)
I Class	(7,818,279)	(10,057,502)
Y Class	(5,366,472)	(5,975,720)
A Class	(3,697,350)	(4,699,301)
C Class	(167,333)	(284,405)
R Class	(227,342)	(349,201)
R5 Class	(629)	(856)
R6 Class	(3,874,134)	(4,781,866)
G Class	(12,092,773)	—
Decrease in net assets from distributions	(245,392,522)	(327,130,746)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	225,828,474	152,592,387

Net increase (decrease) in net assets	1,537,598,533	398,538,613

Net Assets
Beginning of period	4,122,159,260	3,723,620,647
End of period	$5,659,757,793	$4,122,159,260

See Notes to Financial Statements.
7

Notes to Financial Statements

OCTOBER 31, 2024

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on November 2, 2023.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

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Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$13,047,150	—	—	—	$13,047,150
Gross amount of recognized liabilities for securities lending transactions					$13,047,150
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

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Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). From November 1, 2023 through July 31, 2024, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.928% for Investor Class, A Class, C Class and R Class, 0.728% for I Class and R5 Class, and 0.578% for Y Class and R6 Class. Effective August 1, 2024, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.903% for Investor Class, A Class, C Class and R Class, 0.703% for I Class and R5 Class, and 0.553% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until July 31, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended October 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.98%	0.92%
I Class	0.600% to 0.790%	0.78%	0.72%
Y Class	0.450% to 0.640%	0.63%	0.57%
A Class	0.800% to 0.990%	0.98%	0.92%
C Class	0.800% to 0.990%	0.98%	0.92%
R Class	0.800% to 0.990%	0.98%	0.92%
R5 Class	0.600% to 0.790%	0.78%	0.72%
R6 Class	0.450% to 0.640%	0.63%	0.57%
G Class	0.450% to 0.640%	0.63%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended October 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $35,757,792 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended October 31, 2024 were $929,214,229 and $962,055,519, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended October 31, 2024(1)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	475,000,000		475,000,000
Sold	1,337,090	$143,037,448	976,277	$88,329,108
Issued in reinvestment of distributions	2,007,373	201,500,151	3,720,926	285,842,677
Redeemed	(3,304,623)	(362,147,840)	(3,098,095)	(272,712,253)
	39,840	(17,610,241)	1,599,108	101,459,532
I Class/Shares Authorized	40,000,000		40,000,000
Sold	333,622	37,675,119	425,730	37,948,863
Issued in reinvestment of distributions	71,707	7,461,823	120,626	9,570,439
Redeemed	(359,309)	(40,087,782)	(341,985)	(31,586,054)
	46,020	5,049,160	204,371	15,933,248
Y Class/Shares Authorized	25,000,000		25,000,000
Sold	268,943	30,995,035	381,128	34,369,699
Issued in reinvestment of distributions	51,002	5,357,737	74,022	5,917,295
Redeemed	(220,276)	(25,092,536)	(202,482)	(17,866,164)
	99,669	11,260,236	252,668	22,420,830
A Class/Shares Authorized	30,000,000		30,000,000
Sold	114,488	11,831,746	133,927	11,603,275
Issued in reinvestment of distributions	37,954	3,626,905	62,534	4,595,613
Redeemed	(121,900)	(12,757,444)	(101,631)	(8,695,169)
	30,542	2,701,207	94,830	7,503,719
C Class/Shares Authorized	20,000,000		20,000,000
Sold	6,708	554,640	6,103	429,552
Issued in reinvestment of distributions	2,040	155,925	4,615	276,897
Redeemed	(8,210)	(669,693)	(15,408)	(1,107,555)
	538	40,872	(4,690)	(401,106)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	20,125	2,018,275	17,295	1,481,435
Issued in reinvestment of distributions	2,447	227,213	4,852	347,831
Redeemed	(18,139)	(1,912,562)	(25,315)	(2,098,827)
	4,433	332,926	(3,168)	(269,561)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	6	629	11	856
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	232,681	27,909,439	175,160	16,742,040
Issued in reinvestment of distributions	36,895	3,869,542	59,852	4,776,814
Redeemed	(105,945)	(12,468,192)	(167,811)	(15,573,985)
	163,631	19,310,789	67,201	5,944,869
G Class/Shares Authorized	200,000,000		N/A
Sold	2,348,998	248,571,694
Issued in reinvestment of distributions	115,224	12,092,773
Redeemed	(466,163)	(55,921,571)
	1,998,059	204,742,896
Net increase (decrease)	2,382,738	$225,828,474	2,210,331	$152,592,387
(1)November 2, 2023 (commencement of sale) through October 31, 2024 for the G Class.

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,633,434,820	$16,332,846	—
Short-Term Investments	13,067,870	7,706,000	—
	$5,646,502,690	$24,038,846	—
7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in futures contracts for temporary investment purposes.

A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to these equity price risk derivative instruments held during the period was 375 written options contracts.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $12,293,589.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(1,198,132)	Change in net unrealized appreciation (depreciation) on futures contracts	—
Equity Price Risk	Net realized gain (loss) on written options contract transactions	289,926	Change in net unrealized appreciation (depreciation) on written options contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	186,604	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(290,961)
		$(721,602)		$(290,961)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The tax character of distributions paid during the years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	—	—
Long-term capital gains	$245,392,522	$327,130,746

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,956,909,175
Gross tax appreciation of investments	$3,732,652,628
Gross tax depreciation of investments	(19,020,267)
Net tax appreciation (depreciation) of investments	3,713,632,361
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(2,119)
Net tax appreciation (depreciation)	$3,713,630,242
Undistributed ordinary income	—
Accumulated long-term gains	$216,127,297
Late-year ordinary loss deferral	$(15,179,525)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Loss deferrals represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$92.03	(0.36)	33.18	32.82	(5.22)	$119.63	36.74%	0.92%	0.98%	(0.33)%	(0.39)%	18%	$4,868,303
2023	$87.50	(0.09)	12.42	12.33	(7.80)	$92.03	15.85%	0.94%	0.99%	(0.11)%	(0.16)%	14%	$3,741,138
2022	$124.12	(0.28)	(26.71)	(26.99)	(9.63)	$87.50	(23.66)%	0.96%	1.00%	(0.28)%	(0.32)%	15%	$3,417,398
2021	$93.93	(0.40)	36.91	36.51	(6.32)	$124.12	40.63%	0.97%	0.99%	(0.37)%	(0.39)%	11%	$4,770,672
2020	$78.58	(0.13)	19.83	19.70	(4.35)	$93.93	26.10%	0.97%	0.99%	(0.15)%	(0.17)%	16%	$3,596,722
I Class
2024	$95.21	(0.15)	34.40	34.25	(5.22)	$124.24	37.03%	0.72%	0.78%	(0.13)%	(0.19)%	18%	$196,670
2023	$90.09	0.08	12.84	12.92	(7.80)	$95.21	16.07%	0.74%	0.79%	0.09%	0.04%	14%	$146,335
2022	$127.27	(0.08)	(27.47)	(27.55)	(9.63)	$90.09	(23.51)%	0.76%	0.80%	(0.08)%	(0.12)%	15%	$120,051
2021	$95.99	(0.19)	37.79	37.60	(6.32)	$127.27	40.90%	0.77%	0.79%	(0.17)%	(0.19)%	11%	$156,502
2020	$80.06	0.05	20.23	20.28	(4.35)	$95.99	26.35%	0.77%	0.79%	0.05%	0.03%	16%	$119,954
Y Class
2024	$96.05	0.02	34.73	34.75	(5.22)	$125.58	37.23%	0.57%	0.63%	0.02%	(0.04)%	18%	$139,668
2023	$90.69	0.22	12.94	13.16	(7.80)	$96.05	16.24%	0.59%	0.64%	0.24%	0.19%	14%	$97,252
2022	$127.87	0.07	(27.62)	(27.55)	(9.63)	$90.69	(23.39)%	0.61%	0.65%	0.07%	0.03%	15%	$68,908
2021	$96.28	(0.03)	37.94	37.91	(6.32)	$127.87	41.11%	0.62%	0.64%	(0.02)%	(0.04)%	11%	$103,669
2020	$80.17	0.16	20.30	20.46	(4.35)	$96.28	26.55%	0.62%	0.64%	0.20%	0.18%	16%	$72,595
A Class
2024	$87.85	(0.61)	31.62	31.01	(5.22)	$113.64	36.42%	1.17%	1.23%	(0.58)%	(0.64)%	18%	$83,620
2023	$84.10	(0.31)	11.86	11.55	(7.80)	$87.85	15.54%	1.19%	1.24%	(0.36)%	(0.41)%	14%	$61,961
2022	$119.94	(0.51)	(25.70)	(26.21)	(9.63)	$84.10	(23.85)%	1.21%	1.25%	(0.53)%	(0.57)%	15%	$51,336
2021	$91.18	(0.65)	35.73	35.08	(6.32)	$119.94	40.26%	1.22%	1.24%	(0.62)%	(0.64)%	11%	$72,806
2020	$76.58	(0.33)	19.28	18.95	(4.35)	$91.18	25.79%	1.22%	1.24%	(0.40)%	(0.42)%	16%	$54,558
C Class
2024	$71.26	(1.11)	25.40	24.29	(5.22)	$90.33	35.41%	1.92%	1.98%	(1.33)%	(1.39)%	18%	$2,967
2023	$70.21	(0.76)	9.61	8.85	(7.80)	$71.26	14.69%	1.94%	1.99%	(1.11)%	(1.16)%	14%	$2,303
2022	$102.40	(1.05)	(21.51)	(22.56)	(9.63)	$70.21	(24.42)%	1.96%	2.00%	(1.28)%	(1.32)%	15%	$2,598
2021	$79.23	(1.21)	30.70	29.49	(6.32)	$102.40	39.23%	1.97%	1.99%	(1.37)%	(1.39)%	11%	$4,151
2020	$67.55	(0.82)	16.85	16.03	(4.35)	$79.23	24.85%	1.97%	1.99%	(1.15)%	(1.17)%	16%	$5,390

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024	$85.52	(0.85)	30.72	29.87	(5.22)	$110.17	36.06%	1.42%	1.48%	(0.83)%	(0.89)%	18%	$5,013
2023	$82.26	(0.51)	11.57	11.06	(7.80)	$85.52	15.27%	1.44%	1.49%	(0.61)%	(0.66)%	14%	$3,512
2022	$117.80	(0.74)	(25.17)	(25.91)	(9.63)	$82.26	(24.04)%	1.46%	1.50%	(0.78)%	(0.82)%	15%	$3,639
2021	$89.86	(0.90)	35.16	34.26	(6.32)	$117.80	39.92%	1.47%	1.49%	(0.87)%	(0.89)%	11%	$4,452
2020	$75.71	(0.53)	19.03	18.50	(4.35)	$89.86	25.48%	1.47%	1.49%	(0.65)%	(0.67)%	16%	$3,384
R5 Class
2024	$95.22	(0.15)	34.40	34.25	(5.22)	$124.25	37.03%	0.72%	0.78%	(0.13)%	(0.19)%	18%	$16
2023	$90.09	0.09	12.84	12.93	(7.80)	$95.22	16.08%	0.74%	0.79%	0.09%	0.04%	14%	$12
2022	$127.28	(0.08)	(27.48)	(27.56)	(9.63)	$90.09	(23.51)%	0.76%	0.80%	(0.08)%	(0.12)%	15%	$10
2021	$95.99	(0.18)	37.79	37.61	(6.32)	$127.28	40.91%	0.77%	0.79%	(0.17)%	(0.19)%	11%	$13
2020	$80.07	0.03	20.24	20.27	(4.35)	$95.99	26.34%	0.77%	0.79%	0.05%	0.03%	16%	$9
R6 Class
2024	$95.90	0.02	34.68	34.70	(5.22)	$125.38	37.24%	0.57%	0.63%	0.02%	(0.04)%	18%	$111,568
2023	$90.56	0.22	12.92	13.14	(7.80)	$95.90	16.24%	0.59%	0.64%	0.24%	0.19%	14%	$69,647
2022	$127.70	0.06	(27.57)	(27.51)	(9.63)	$90.56	(23.39)%	0.61%	0.65%	0.07%	0.03%	15%	$59,681
2021	$96.16	(0.02)	37.88	37.86	(6.32)	$127.70	41.11%	0.62%	0.64%	(0.02)%	(0.04)%	11%	$6,527
2020	$80.08	0.16	20.27	20.43	(4.35)	$96.16	26.54%	0.62%	0.64%	0.20%	0.18%	16%	$4,256
G Class
2024(3)	$98.92	0.64	31.75	32.39	(5.22)	$126.09	33.80%	0.00%	0.63%	0.55%	(0.08)%	18%(4)	$251,933

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)November 2, 2023 (commencement of sale) through October 31, 2024.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Select Fund and the Board of Directors of American Century Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Select Fund (the “Fund”), one of the funds constituting the American Century Mutual Funds, Inc., as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
16

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
17

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the three-, five-, and ten-year periods and below the median for the one-year period. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and,
18

since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee such that the Investor Class management fee not exceed 0.903% for at least one year beginning August 1, 2024. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and these other client assets are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
19

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates $245,392,522, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended October 31, 2024.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90969 2412

Annual Financial Statements and Other Information

October 31, 2024

Small Cap Growth Fund
Investor Class (ANOIX)
I Class (ANONX)
Y Class (ANOYX)
A Class (ANOAX)
C Class (ANOCX)
R Class (ANORX)
R5 Class (ANOGX)
R6 Class (ANODX)
G Class (ANOHX)

Schedule of Investments

OCTOBER 31, 2024

	Shares	Value
COMMON STOCKS — 97.3%
Aerospace and Defense — 2.5%
AAR Corp.(1)	510,740	$29,980,438
CAE, Inc.(1)(2)	1,825,965	32,129,955
Hexcel Corp.	658,552	38,650,417
		100,760,810
Air Freight and Logistics — 1.0%
GXO Logistics, Inc.(1)	704,986	42,165,213
Automobiles — 0.5%
Winnebago Industries, Inc.	357,217	20,018,441
Banks — 1.6%
Bancorp, Inc.(1)	577,952	29,047,868
Triumph Financial, Inc.(1)	378,773	33,472,170
		62,520,038
Biotechnology — 12.4%
ADMA Biologics, Inc.(1)	2,134,520	34,814,021
Alkermes PLC(1)	805,767	20,708,212
Arcutis Biotherapeutics, Inc.(1)	1,283,621	10,666,890
Biohaven Ltd.(1)	447,967	22,290,838
Blueprint Medicines Corp.(1)	309,205	27,058,530
Bridgebio Pharma, Inc.(1)	802,019	18,775,265
Celldex Therapeutics, Inc.(1)	363,813	9,480,967
Centessa Pharmaceuticals PLC, ADR(1)(2)	1,000,612	15,049,204
Crinetics Pharmaceuticals, Inc.(1)	339,372	18,991,257
Cytokinetics, Inc.(1)	281,121	14,337,171
Halozyme Therapeutics, Inc.(1)	628,293	31,772,777
Insmed, Inc.(1)	617,107	41,518,959
Keros Therapeutics, Inc.(1)	260,759	15,134,452
Madrigal Pharmaceuticals, Inc.(1)(2)	97,158	25,196,956
Mineralys Therapeutics, Inc.(1)	793,805	10,621,111
Natera, Inc.(1)	462,014	55,885,213
REVOLUTION Medicines, Inc.(1)	488,330	26,125,655
Twist Bioscience Corp.(1)	603,747	24,367,229
Vaxcyte, Inc.(1)	443,082	47,121,771
Vera Therapeutics, Inc.(1)	338,858	13,683,086
Viking Therapeutics, Inc.(1)	234,663	17,022,454
		500,622,018
Broadline Retail — 0.6%
Ollie's Bargain Outlet Holdings, Inc.(1)	258,411	23,729,882
Building Products — 5.0%
AZEK Co., Inc.(1)	1,154,826	50,812,344
Fortune Brands Innovations, Inc.	610,058	50,836,133
Hayward Holdings, Inc.(1)	3,992,862	64,923,936
JELD-WEN Holding, Inc.(1)	2,412,275	34,157,814
		200,730,227
Capital Markets — 2.5%
Donnelley Financial Solutions, Inc.(1)	744,055	43,408,169
Hamilton Lane, Inc., Class A	317,139	56,970,850
		100,379,019
Chemicals — 0.8%
Aspen Aerogels, Inc.(1)	791,746	14,124,749
2

	Shares	Value
Element Solutions, Inc.	704,243	$19,084,985
		33,209,734
Commercial Services and Supplies — 3.0%
Casella Waste Systems, Inc., Class A(1)	498,228	48,766,557
Clean Harbors, Inc.(1)	192,022	44,407,008
UniFirst Corp.	148,925	26,778,204
		119,951,769
Communications Equipment — 0.5%
Extreme Networks, Inc.(1)	1,359,407	20,295,946
Construction and Engineering — 2.0%
Construction Partners, Inc., Class A(1)	508,573	40,039,952
MYR Group, Inc.(1)	325,509	42,641,679
		82,681,631
Construction Materials — 1.3%
Knife River Corp.(1)	150,021	14,600,044
Summit Materials, Inc., Class A(1)	765,241	36,280,076
		50,880,120
Consumer Staples Distribution & Retail — 1.1%
Grocery Outlet Holding Corp.(1)	558,291	7,983,561
PriceSmart, Inc.	426,458	35,430,131
		43,413,692
Containers and Packaging — 0.9%
Graphic Packaging Holding Co.	1,307,857	36,960,039
Diversified Consumer Services — 1.9%
Duolingo, Inc.(1)	101,787	29,820,537
Stride, Inc.(1)	501,970	46,823,762
		76,644,299
Electronic Equipment, Instruments and Components — 2.2%
Cognex Corp.	403,133	16,218,040
Littelfuse, Inc.	162,574	39,770,478
Mirion Technologies, Inc., Class A(1)	2,164,269	32,031,181
		88,019,699
Energy Equipment and Services — 1.6%
Expro Group Holdings NV(1)	1,774,178	22,620,770
Transocean Ltd.(1)(2)	9,883,218	42,893,166
		65,513,936
Financial Services — 1.4%
Payoneer Global, Inc.(1)	2,599,011	22,403,475
Shift4 Payments, Inc., Class A(1)(2)	382,750	34,615,910
		57,019,385
Ground Transportation — 1.8%
Knight-Swift Transportation Holdings, Inc.	797,427	41,529,998
Schneider National, Inc., Class B	1,113,539	31,490,883
		73,020,881
Health Care Equipment and Supplies — 4.7%
Alphatec Holdings, Inc.(1)	3,202,923	25,142,946
Inari Medical, Inc.(1)	847,196	41,004,286
Integer Holdings Corp.(1)	304,700	37,858,975
Lantheus Holdings, Inc.(1)	349,263	38,363,048
Neogen Corp.(1)	1,521,989	21,734,003
SI-BONE, Inc.(1)	1,877,066	25,903,511
		190,006,769
Health Care Providers and Services — 4.9%
Acadia Healthcare Co., Inc.(1)	401,215	17,127,868
Encompass Health Corp.	339,320	33,748,767
3

	Shares	Value
HealthEquity, Inc.(1)	456,801	$38,942,285
NeoGenomics, Inc.(1)	2,300,686	31,266,323
Option Care Health, Inc.(1)	970,949	22,370,665
Pediatrix Medical Group, Inc.(1)	1,096,037	13,503,176
Surgery Partners, Inc.(1)	782,115	22,524,912
Talkspace, Inc.(1)	6,268,982	19,621,914
		199,105,910
Health Care Technology — 1.5%
Evolent Health, Inc., Class A(1)	989,104	23,095,578
GoodRx Holdings, Inc., Class A(1)(2)	2,487,364	15,222,668
Waystar Holding Corp.(1)	836,251	23,858,241
		62,176,487
Hotels, Restaurants and Leisure — 1.3%
Life Time Group Holdings, Inc.(1)	1,111,908	24,773,310
Planet Fitness, Inc., Class A(1)	345,423	27,122,614
		51,895,924
Household Durables — 1.2%
Champion Homes, Inc.(1)	396,353	34,970,225
TopBuild Corp.(1)	43,279	15,293,933
		50,264,158
Independent Power and Renewable Electricity Producers — 1.4%
Talen Energy Corp.(1)	302,687	54,895,314
Insurance — 3.7%
Goosehead Insurance, Inc., Class A(1)	348,300	37,929,870
Kinsale Capital Group, Inc.	106,622	45,645,944
Palomar Holdings, Inc.(1)	319,368	28,669,665
Skyward Specialty Insurance Group, Inc.(1)	887,912	39,254,590
		151,500,069
Interactive Media and Services — 0.9%
QuinStreet, Inc.(1)	1,778,414	37,346,694
IT Services — 0.6%
Globant SA(1)	110,767	23,248,886
Leisure Products — 0.3%
Brunswick Corp.	171,566	13,680,673
Machinery — 1.2%
RBC Bearings, Inc.(1)	176,855	49,581,299
Metals and Mining — 1.6%
ATI, Inc.(1)	529,648	27,917,746
Carpenter Technology Corp.	248,423	37,139,239
		65,056,985
Oil, Gas and Consumable Fuels — 1.0%
Kosmos Energy Ltd.(1)	11,004,444	41,376,709
Paper and Forest Products — 0.4%
Louisiana-Pacific Corp.	30,553	3,021,692
Stella-Jones, Inc.	241,873	14,623,384
		17,645,076
Personal Care Products — 1.7%
BellRing Brands, Inc.(1)	398,732	26,248,528
elf Beauty, Inc.(1)	116,092	12,218,683
Interparfums, Inc.	259,493	31,416,817
		69,884,028
Pharmaceuticals — 2.5%
Edgewise Therapeutics, Inc.(1)	805,792	27,050,437
Intra-Cellular Therapies, Inc.(1)	210,817	17,866,741
Longboard Pharmaceuticals, Inc.(1)	491,799	29,370,236
4

	Shares	Value
Verona Pharma PLC, ADR(1)(2)	767,536	$26,042,497
		100,329,911
Professional Services — 1.2%
FTI Consulting, Inc.(1)	95,372	18,605,170
Verra Mobility Corp.(1)	1,075,363	27,927,177
		46,532,347
Real Estate Management and Development — 2.1%
Colliers International Group, Inc.	140,693	21,475,379
FirstService Corp. (Toronto)	272,977	50,542,946
Redfin Corp.(1)	1,361,832	14,122,198
		86,140,523
Semiconductors and Semiconductor Equipment — 4.8%
Credo Technology Group Holding Ltd.(1)	761,371	28,703,687
Impinj, Inc.(1)	125,472	23,838,425
MACOM Technology Solutions Holdings, Inc.(1)	374,069	42,045,356
Onto Innovation, Inc.(1)	176,856	35,075,850
Rambus, Inc.(1)	738,895	35,333,959
Silicon Laboratories, Inc.(1)	275,534	28,616,961
		193,614,238
Software — 8.9%
ACI Worldwide, Inc.(1)	577,111	28,393,861
Agilysys, Inc.(1)	278,143	27,825,426
BlackLine, Inc.(1)	435,724	24,126,038
CyberArk Software Ltd.(1)	108,639	30,040,856
Guidewire Software, Inc.(1)	353,137	65,775,298
Klaviyo, Inc., Class A(1)(2)	523,205	19,897,486
Manhattan Associates, Inc.(1)	76,192	20,065,925
nCino, Inc.(1)	801,268	29,887,296
Q2 Holdings, Inc.(1)	761,842	64,497,544
SPS Commerce, Inc.(1)	82,656	13,638,240
Tenable Holdings, Inc.(1)	944,885	37,426,895
		361,574,865
Specialized REITs — 0.9%
National Storage Affiliates Trust	420,573	17,727,152
Safehold, Inc.	857,247	18,242,216
		35,969,368
Specialty Retail — 1.5%
Boot Barn Holdings, Inc.(1)	290,832	36,223,125
Foot Locker, Inc.(1)	468,979	10,875,623
Warby Parker, Inc., Class A(1)	732,305	12,397,924
		59,496,672
Textiles, Apparel and Luxury Goods — 0.7%
Crocs, Inc.(1)	170,328	18,364,765
Levi Strauss & Co., Class A	665,226	11,368,712
		29,733,477
Trading Companies and Distributors — 3.7%
Applied Industrial Technologies, Inc.	86,537	20,041,104
FTAI Aviation Ltd.	113,549	15,265,528
H&E Equipment Services, Inc.	884,062	46,192,239
Herc Holdings, Inc.	86,987	18,192,461
SiteOne Landscape Supply, Inc.(1)	369,260	51,600,392
		151,291,724
TOTAL COMMON STOCKS (Cost $3,291,482,977)		3,940,884,885
5

	Shares	Value
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	245,781	$245,781
State Street Navigator Securities Lending Government Money Market Portfolio(3)	6,805,889	6,805,889
		7,051,670
Repurchase Agreements — 2.3%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 3/15/27, valued at $95,000,885), at 4.84%, dated 10/31/24, due 11/1/24 (Delivery value $93,150,522)		93,138,000
TOTAL SHORT-TERM INVESTMENTS (Cost $100,189,670)		100,189,670
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $3,391,672,647)		4,041,074,555
OTHER ASSETS AND LIABILITIES — 0.2%		9,731,331
TOTAL NET ASSETS — 100.0%		$4,050,805,886

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,826,562	USD	2,088,876	Bank of America N.A.	12/20/24	$(55,444)
CAD	4,042,818	USD	2,996,544	Bank of America N.A.	12/20/24	(88,137)
CAD	3,061,828	USD	2,283,464	Bank of America N.A.	12/20/24	(80,782)
CAD	3,379,650	USD	2,513,461	Bank of America N.A.	12/20/24	(82,137)
CAD	3,094,990	USD	2,295,263	Bank of America N.A.	12/20/24	(68,724)
CAD	6,686,935	USD	4,953,285	Bank of America N.A.	12/20/24	(142,697)
USD	89,275,028	CAD	121,102,469	Bank of America N.A.	12/20/24	2,153,787
USD	2,521,784	CAD	3,428,668	Bank of America N.A.	12/20/24	55,197
USD	3,293,041	CAD	4,486,110	Bank of America N.A.	12/20/24	65,729
USD	4,765,036	CAD	6,522,810	Bank of America N.A.	12/20/24	72,520
USD	3,520,708	CAD	4,829,531	Bank of America N.A.	12/20/24	46,338
USD	1,989,459	CAD	2,732,880	Bank of America N.A.	12/20/24	23,422
USD	3,357,927	CAD	4,623,462	Bank of America N.A.	12/20/24	31,803
						$1,930,875

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $69,038,783. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $68,098,765, which includes securities collateral of $61,292,876.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

OCTOBER 31, 2024
Assets
Investment securities, at value (cost of $3,384,866,758) — including $69,038,783 of securities on loan	$4,034,268,666
Investment made with cash collateral received for securities on loan, at value (cost of $6,805,889)	6,805,889
Total investment securities, at value (cost of $3,391,672,647)	4,041,074,555
Receivable for investments sold	30,438,241
Receivable for capital shares sold	3,788,825
Unrealized appreciation on forward foreign currency exchange contracts	2,448,796
Dividends and interest receivable	144,322
Securities lending receivable	23,881
4,077,918,620

Liabilities
Disbursements in excess of demand deposit cash	4,563
Payable for collateral received for securities on loan	6,805,889
Payable for investments purchased	13,973,226
Payable for capital shares redeemed	2,829,489
Unrealized depreciation on forward foreign currency exchange contracts	517,921
Accrued management fees	2,924,837
Distribution and service fees payable	56,809
27,112,734

Net Assets	$4,050,805,886

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,459,208,331
Distributable earnings (loss)	591,597,555
$4,050,805,886

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,202,282,663	57,453,575	$20.93
I Class, $0.01 Par Value	$927,508,367	42,091,705	$22.04
Y Class, $0.01 Par Value	$142,339,131	6,308,746	$22.56
A Class, $0.01 Par Value	$108,033,526	5,560,144	$19.43
C Class, $0.01 Par Value	$30,645,538	1,968,773	$15.57
R Class, $0.01 Par Value	$17,423,793	950,304	$18.33
R5 Class, $0.01 Par Value	$1,482,224	67,222	$22.05
R6 Class, $0.01 Par Value	$1,135,667,234	50,352,355	$22.55
G Class, $0.01 Par Value	$485,423,410	20,546,999	$23.63
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $20.62 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
7

Statement of Operations

YEAR ENDED OCTOBER 31, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $116,381)	$11,891,956
Interest	4,058,671
Securities lending, net	146,452
16,097,079

Expenses:
Management fees	33,388,762
Distribution and service fees:
A Class	266,027
C Class	224,332
R Class	70,647
Directors' fees and expenses	106,644
34,056,412
Fees waived - G Class	(3,742,609)
30,313,803

Net investment income (loss)	(14,216,724)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	196,931,653
Forward foreign currency exchange contract transactions	1,902,208
Foreign currency translation transactions	1,977
198,835,838

Change in net unrealized appreciation (depreciation) on:
Investments	768,267,503
Forward foreign currency exchange contracts	(511,757)
Translation of assets and liabilities in foreign currencies	1,553
767,757,299

Net realized and unrealized gain (loss)	966,593,137

Net Increase (Decrease) in Net Assets Resulting from Operations	$952,376,413

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2024 AND OCTOBER 31, 2023
Increase (Decrease) in Net Assets	October 31, 2024	October 31, 2023
Operations
Net investment income (loss)	$(14,216,724)	$(6,854,598)
Net realized gain (loss)	198,835,838	(47,452,521)
Change in net unrealized appreciation (depreciation)	767,757,299	(119,315,805)
Net increase (decrease) in net assets resulting from operations	952,376,413	(173,622,924)

Distributions to Shareholders
From earnings:
Y Class	—	(36,299)
R6 Class	—	(127,260)
G Class	—	(2,238,802)
Decrease in net assets from distributions	—	(2,402,361)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	658,414,597	568,276,121

Net increase (decrease) in net assets	1,610,791,010	392,250,836

Net Assets
Beginning of period	2,440,014,876	2,047,764,040
End of period	$4,050,805,886	$2,440,014,876

See Notes to Financial Statements.
9

Notes to Financial Statements

OCTOBER 31, 2024

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

10

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$6,805,889	—	—	—	$6,805,889
Gross amount of recognized liabilities for securities lending transactions					$6,805,889
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 7% of the shares of the fund.
11

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended October 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.100% to 1.500%	1.14%
I Class	0.900% to 1.300%	0.94%
Y Class	0.750% to 1.150%	0.79%
A Class	1.100% to 1.500%	1.14%
C Class	1.100% to 1.500%	1.14%
R Class	1.100% to 1.500%	1.14%
R5 Class	0.900% to 1.300%	0.94%
R6 Class	0.750% to 1.150%	0.79%
G Class	0.750% to 1.150%	0.00%(1)
(1)Effective annual management fee before waiver was 0.79%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended October 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended October 31, 2024 were $3,572,905,868 and $2,905,258,110, respectively.

For the period ended October 31, 2024, the fund incurred net realized gains of $8,617,856 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

12

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended October 31, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	26,123,582	$505,640,708	9,664,523	$165,974,487
Redeemed	(8,388,594)	(163,891,351)	(8,549,529)	(144,382,136)
	17,734,988	341,749,357	1,114,994	21,592,351
I Class/Shares Authorized	375,000,000		375,000,000
Sold	16,717,640	336,482,857	19,391,336	348,607,214
Redeemed	(11,684,370)	(236,952,584)	(7,827,992)	(138,737,911)
	5,033,270	99,530,273	11,563,344	209,869,303
Y Class/Shares Authorized	145,000,000		145,000,000
Sold	4,328,375	89,848,064	2,232,981	40,951,504
Issued in reinvestment of distributions	—	—	534	9,204
Redeemed	(5,395,201)	(114,212,869)	(3,072,149)	(54,630,450)
	(1,066,826)	(24,364,805)	(838,634)	(13,669,742)
A Class/Shares Authorized	70,000,000		70,000,000
Sold	831,319	14,962,388	1,178,250	18,590,724
Redeemed	(1,447,613)	(26,105,374)	(978,154)	(15,588,766)
	(616,294)	(11,142,986)	200,096	3,001,958
C Class/Shares Authorized	20,000,000		20,000,000
Sold	1,046,698	15,182,435	560,448	7,219,869
Redeemed	(191,074)	(2,697,203)	(158,156)	(2,038,860)
	855,624	12,485,232	402,292	5,181,009
R Class/Shares Authorized	30,000,000		30,000,000
Sold	539,475	9,255,366	310,848	4,721,645
Redeemed	(232,856)	(4,009,586)	(284,935)	(4,163,577)
	306,619	5,245,780	25,913	558,068
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	35,524	735,778	71,248	1,350,261
Redeemed	(13,327)	(270,338)	(154,076)	(2,749,175)
	22,197	465,440	(82,828)	(1,398,914)
R6 Class/Shares Authorized	530,000,000		530,000,000
Sold	21,646,985	438,208,457	24,904,736	459,985,311
Issued in reinvestment of distributions	—	—	7,230	124,420
Redeemed	(13,039,782)	(268,512,004)	(6,814,736)	(124,681,880)
	8,607,203	169,696,453	18,097,230	335,427,851
G Class/Shares Authorized	200,000,000		200,000,000
Sold	9,136,658	183,357,619	1,781,973	33,353,493
Issued in reinvestment of distributions	—	—	126,059	2,238,802
Redeemed	(5,232,041)	(118,607,766)	(1,468,791)	(27,878,058)
	3,904,617	64,749,853	439,241	7,714,237
Net increase (decrease)	34,781,398	$658,414,597	30,921,648	$568,276,121

13

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,843,588,600	$97,296,285	—
Short-Term Investments	7,051,670	93,138,000	—
	$3,850,640,270	$190,434,285	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,448,796	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$517,921	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $122,432,191.

The value of foreign currency risk derivative instruments as of October 31, 2024, is disclosed on the Statement of Assets and Liabilities as an asset of $2,448,796 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $517,921 in unrealized depreciation on forward foreign currency exchange contracts. For the year ended October 31, 2024, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,902,208 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(511,757) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

14

9. Federal Tax Information

The tax character of distributions paid during the years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	—	$2,402,361
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$3,427,587,388
Gross tax appreciation of investments	$836,589,686
Gross tax depreciation of investments	(223,102,519)
Net tax appreciation (depreciation) of investments	613,487,167
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	—
Net tax appreciation (depreciation)	$613,487,167
Undistributed ordinary income	$15,285,378
Accumulated short-term capital losses	$(37,174,990)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$15.52	(0.14)	5.55	5.41	—	—	—	$20.93	34.79%	1.14%	1.14%	(0.69)%	(0.69)%	83%	$1,202,283
2023	$16.48	(0.10)	(0.86)	(0.96)	—	—	—	$15.52	(5.83)%	1.17%	1.17%	(0.59)%	(0.59)%	69%	$616,512
2022	$27.32	(0.11)	(6.12)	(6.23)	—	(4.61)	(4.61)	$16.48	(26.71)%	1.17%	1.17%	(0.61)%	(0.61)%	61%	$636,149
2021	$22.00	(0.21)	8.25	8.04	—	(2.72)	(2.72)	$27.32	38.56%	1.17%	1.17%	(0.82)%	(0.82)%	96%	$716,869
2020	$17.54	(0.15)	5.61	5.46	—	(1.00)	(1.00)	$22.00	32.43%	1.22%	1.22%	(0.81)%	(0.81)%	141%	$531,353
I Class
2024	$16.31	(0.10)	5.83	5.73	—	—	—	$22.04	35.07%	0.94%	0.94%	(0.49)%	(0.49)%	83%	$927,508
2023	$17.28	(0.07)	(0.90)	(0.97)	—	—	—	$16.31	(5.61)%	0.97%	0.97%	(0.39)%	(0.39)%	69%	$604,489
2022	$28.37	(0.08)	(6.40)	(6.48)	—	(4.61)	(4.61)	$17.28	(26.59)%	0.97%	0.97%	(0.41)%	(0.41)%	61%	$440,618
2021	$22.71	(0.17)	8.55	8.38	—	(2.72)	(2.72)	$28.37	38.81%	0.97%	0.97%	(0.62)%	(0.62)%	96%	$464,632
2020	$18.04	(0.11)	5.78	5.67	—	(1.00)	(1.00)	$22.71	32.76%	1.02%	1.02%	(0.61)%	(0.61)%	141%	$317,466
Y Class
2024	$16.68	(0.07)	5.95	5.88	—	—	—	$22.56	35.25%	0.79%	0.79%	(0.34)%	(0.34)%	83%	$142,339
2023	$17.65	(0.04)	(0.92)	(0.96)	(0.01)	—	(0.01)	$16.68	(5.47)%	0.82%	0.82%	(0.24)%	(0.24)%	69%	$123,007
2022	$28.83	(0.05)	(6.52)	(6.57)	—	(4.61)	(4.61)	$17.65	(26.45)%	0.82%	0.82%	(0.26)%	(0.26)%	61%	$144,975
2021	$23.02	(0.13)	8.66	8.53	—	(2.72)	(2.72)	$28.83	39.02%	0.82%	0.82%	(0.47)%	(0.47)%	96%	$202,169
2020	$18.24	(0.10)	5.88	5.78	—	(1.00)	(1.00)	$23.02	32.96%	0.87%	0.87%	(0.46)%	(0.46)%	141%	$130,958
A Class
2024	$14.45	(0.17)	5.15	4.98	—	—	—	$19.43	34.46%	1.39%	1.39%	(0.94)%	(0.94)%	83%	$108,034
2023	$15.38	(0.13)	(0.80)	(0.93)	—	—	—	$14.45	(6.05)%	1.42%	1.42%	(0.84)%	(0.84)%	69%	$89,237
2022	$25.87	(0.15)	(5.73)	(5.88)	—	(4.61)	(4.61)	$15.38	(26.89)%	1.42%	1.42%	(0.86)%	(0.86)%	61%	$91,898
2021	$21.00	(0.26)	7.85	7.59	—	(2.72)	(2.72)	$25.87	38.22%	1.42%	1.42%	(1.07)%	(1.07)%	96%	$134,367
2020	$16.82	(0.19)	5.37	5.18	—	(1.00)	(1.00)	$21.00	32.14%	1.47%	1.47%	(1.06)%	(1.06)%	141%	$98,200
C Class
2024	$11.66	(0.25)	4.16	3.91	—	—	—	$15.57	33.45%	2.14%	2.14%	(1.69)%	(1.69)%	83%	$30,646
2023	$12.50	(0.20)	(0.64)	(0.84)	—	—	—	$11.66	(6.79)%	2.17%	2.17%	(1.59)%	(1.59)%	69%	$12,981
2022	$22.08	(0.23)	(4.74)	(4.97)	—	(4.61)	(4.61)	$12.50	(27.44)%	2.17%	2.17%	(1.61)%	(1.61)%	61%	$8,889
2021	$18.38	(0.38)	6.80	6.42	—	(2.72)	(2.72)	$22.08	37.19%	2.17%	2.17%	(1.82)%	(1.82)%	96%	$10,587
2020	$14.94	(0.28)	4.72	4.44	—	(1.00)	(1.00)	$18.38	31.18%	2.22%	2.22%	(1.81)%	(1.81)%	141%	$5,298

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024	$13.67	(0.20)	4.86	4.66	—	—	—	$18.33	34.09%	1.64%	1.64%	(1.19)%	(1.19)%	83%	$17,424
2023	$14.58	(0.16)	(0.75)	(0.91)	—	—	—	$13.67	(6.24)%	1.67%	1.67%	(1.09)%	(1.09)%	69%	$8,798
2022	$24.84	(0.18)	(5.47)	(5.65)	—	(4.61)	(4.61)	$14.58	(27.12)%	1.67%	1.67%	(1.11)%	(1.11)%	61%	$9,010
2021	$20.30	(0.31)	7.57	7.26	—	(2.72)	(2.72)	$24.84	37.88%	1.67%	1.67%	(1.32)%	(1.32)%	96%	$12,690
2020	$16.33	(0.23)	5.20	4.97	—	(1.00)	(1.00)	$20.30	31.80%	1.72%	1.72%	(1.31)%	(1.31)%	141%	$8,492
R5 Class
2024	$16.32	(0.10)	5.83	5.73	—	—	—	$22.05	35.11%	0.94%	0.94%	(0.49)%	(0.49)%	83%	$1,482
2023	$17.29	(0.06)	(0.91)	(0.97)	—	—	—	$16.32	(5.66)%	0.97%	0.97%	(0.39)%	(0.39)%	69%	$735
2022	$28.39	(0.07)	(6.42)	(6.49)	—	(4.61)	(4.61)	$17.29	(26.56)%	0.97%	0.97%	(0.41)%	(0.41)%	61%	$2,211
2021	$22.73	(0.18)	8.56	8.38	—	(2.72)	(2.72)	$28.39	38.84%	0.97%	0.97%	(0.62)%	(0.62)%	96%	$6,396
2020	$18.05	(0.12)	5.80	5.68	—	(1.00)	(1.00)	$22.73	32.74%	1.02%	1.02%	(0.61)%	(0.61)%	141%	$9
R6 Class
2024	$16.67	(0.07)	5.95	5.88	—	—	—	$22.55	35.27%	0.79%	0.79%	(0.34)%	(0.34)%	83%	$1,135,667
2023	$17.64	(0.04)	(0.92)	(0.96)	(0.01)	—	(0.01)	$16.67	(5.47)%	0.82%	0.82%	(0.24)%	(0.24)%	69%	$695,931
2022	$28.82	(0.05)	(6.52)	(6.57)	—	(4.61)	(4.61)	$17.64	(26.46)%	0.82%	0.82%	(0.26)%	(0.26)%	61%	$417,197
2021	$23.01	(0.13)	8.66	8.53	—	(2.72)	(2.72)	$28.82	39.04%	0.82%	0.82%	(0.47)%	(0.47)%	96%	$337,132
2020	$18.24	(0.09)	5.86	5.77	—	(1.00)	(1.00)	$23.01	32.91%	0.87%	0.87%	(0.46)%	(0.46)%	141%	$108,820
G Class
2024	$17.32	0.10	6.21	6.31	—	—	—	$23.63	36.37%	0.00%	0.79%	0.45%	(0.34)%	83%	$485,423
2023	$18.32	0.11	(0.98)	(0.87)	(0.13)	—	(0.13)	$17.32	(4.74)%	0.01%	0.82%	0.57%	(0.24)%	69%	$288,325
2022	$29.53	0.11	(6.71)	(6.60)	—	(4.61)	(4.61)	$18.32	(25.84)%	0.00%	0.82%	0.56%	(0.26)%	61%	$296,816
2021	$23.35	0.10	8.80	8.90	—	(2.72)	(2.72)	$29.53	40.15%	0.00%	0.82%	0.35%	(0.47)%	96%	$382,140
2020	$18.34	0.08	5.93	6.01	—	(1.00)	(1.00)	$23.35	34.09%	0.01%	0.87%	0.40%	(0.46)%	141%	$299,803

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Small Cap Growth Fund and the Board of Directors of American Century Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Small Cap Growth Fund (the “Fund”), one of the funds constituting the American Century Mutual Funds, Inc., as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
18

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
19

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the five- and ten-year periods and below the median for the one- and three-year periods. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution
20

fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and these other client assets are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
21

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90978 2412

Annual Financial Statements and Other Information

October 31, 2024

Sustainable Equity Fund
Investor Class (AFDIX)
I Class (AFEIX)
Y Class (AFYDX)
A Class (AFDAX)
C Class (AFDCX)
R Class (AFDRX)
R5 Class (AFDGX)
R6 Class (AFEDX)
G Class (AFEGX)

Schedule of Investments

OCTOBER 31, 2024

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.4%
Lockheed Martin Corp.	28,700	$15,671,635
Air Freight and Logistics — 0.9%
FedEx Corp.	64,837	17,755,613
United Parcel Service, Inc., Class B	153,253	20,545,097
		38,300,710
Automobile Components — 0.4%
Aptiv PLC(1)	286,907	16,304,925
Automobiles — 0.9%
Tesla, Inc.(1)	165,764	41,416,135
Banks — 3.4%
Bank of America Corp.	1,015,153	42,453,698
JPMorgan Chase & Co.	315,316	69,974,927
Regions Financial Corp.	1,600,663	38,207,826
		150,636,451
Beverages — 1.1%
PepsiCo, Inc.	297,373	49,387,708
Biotechnology — 2.1%
AbbVie, Inc.	273,820	55,823,684
Amgen, Inc.	61,492	19,687,279
Vertex Pharmaceuticals, Inc.(1)	39,018	18,571,788
		94,082,751
Broadline Retail — 3.4%
Amazon.com, Inc.(1)	802,327	149,553,753
Building Products — 1.0%
Johnson Controls International PLC	604,082	45,638,395
Capital Markets — 4.7%
Ameriprise Financial, Inc.	59,355	30,288,856
Blackrock, Inc.	37,020	36,317,730
Intercontinental Exchange, Inc.	133,349	20,785,109
KKR & Co., Inc.	67,730	9,362,995
Morgan Stanley	546,359	63,514,234
S&P Global, Inc.	101,005	48,518,762
		208,787,686
Chemicals — 1.8%
Ecolab, Inc.	123,888	30,442,998
Linde PLC	104,373	47,609,744
		78,052,742
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	26,306	10,165,691
Motorola Solutions, Inc.	74,058	33,277,962
		43,443,653
Consumer Finance — 0.7%
American Express Co.	113,751	30,721,870
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	40,567	35,462,860
Sysco Corp.	456,763	34,234,387
Target Corp.	232,744	34,920,910
		104,618,157
2

	Shares	Value
Containers and Packaging — 0.4%
Ball Corp.	329,945	$19,549,241
Distributors — 0.4%
LKQ Corp.	473,418	17,417,048
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	934,036	39,350,937
Electric Utilities — 1.7%
NextEra Energy, Inc.	926,645	73,436,616
Electrical Equipment — 1.0%
Eaton Corp. PLC	128,209	42,511,540
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	108,710	20,462,483
Energy Equipment and Services — 1.0%
Schlumberger NV	1,126,989	45,158,449
Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One, Class C(1)	79,717	6,364,605
Walt Disney Co.	172,218	16,567,372
		22,931,977
Financial Services — 2.5%
Block, Inc.(1)	199,779	14,448,017
Mastercard, Inc., Class A	147,230	73,554,636
Visa, Inc., Class A	84,615	24,525,658
		112,528,311
Food Products — 0.7%
Mondelez International, Inc., Class A	450,770	30,868,730
Ground Transportation — 1.5%
Saia, Inc.(1)	15,506	7,576,387
Uber Technologies, Inc.(1)	359,371	25,892,681
Union Pacific Corp.	151,677	35,199,681
		68,668,749
Health Care Equipment and Supplies — 1.2%
Dexcom, Inc.(1)	151,357	10,667,642
IDEXX Laboratories, Inc.(1)	24,660	10,034,647
Intuitive Surgical, Inc.(1)	61,436	30,953,914
		51,656,203
Health Care Providers and Services — 2.8%
Cigna Group	116,869	36,791,530
UnitedHealth Group, Inc.	151,656	85,609,812
		122,401,342
Hotels, Restaurants and Leisure — 0.6%
Airbnb, Inc., Class A(1)	65,291	8,800,574
Chipotle Mexican Grill, Inc.(1)	360,071	20,081,160
		28,881,734
Household Products — 1.1%
Colgate-Palmolive Co.	126,969	11,898,265
Procter & Gamble Co.	215,352	35,571,843
		47,470,108
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	143,284	29,470,653
Industrial REITs — 1.3%
Prologis, Inc.	513,177	57,958,210
Insurance — 2.4%
Marsh & McLennan Cos., Inc.	122,839	26,808,383
MetLife, Inc.	293,704	23,032,268
Progressive Corp.	132,928	32,278,906
3

	Shares	Value
Prudential Financial, Inc.	181,523	$22,232,937
		104,352,494
Interactive Media and Services — 6.7%
Alphabet, Inc., Class A	1,072,020	183,433,342
Meta Platforms, Inc., Class A	196,868	111,738,340
		295,171,682
IT Services — 1.5%
Accenture PLC, Class A	97,824	33,731,672
International Business Machines Corp.	161,674	33,421,249
		67,152,921
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	303,791	10,696,481
Life Sciences Tools and Services — 2.8%
Agilent Technologies, Inc.	296,138	38,589,743
Danaher Corp.	204,673	50,279,969
Thermo Fisher Scientific, Inc.	62,612	34,206,188
		123,075,900
Machinery — 2.6%
Cummins, Inc.	110,608	36,387,820
Deere & Co.	45,729	18,506,069
Parker-Hannifin Corp.	54,427	34,510,528
Xylem, Inc.	194,780	23,720,308
		113,124,725
Oil, Gas and Consumable Fuels — 2.2%
ConocoPhillips	462,761	50,690,840
EOG Resources, Inc.	372,378	45,415,221
		96,106,061
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	186,897	10,423,245
Eli Lilly & Co.	60,074	49,845,801
Merck & Co., Inc.	324,784	33,231,899
Novo Nordisk AS, Class B	225,761	25,322,480
Zoetis, Inc.	198,201	35,434,375
		154,257,800
Semiconductors and Semiconductor Equipment — 11.8%
Advanced Micro Devices, Inc.(1)	351,670	50,665,097
Analog Devices, Inc.	198,209	44,222,410
Applied Materials, Inc.	180,455	32,767,019
ASML Holding NV	29,556	19,895,061
Broadcom, Inc.	281,330	47,761,394
NVIDIA Corp.	2,449,077	325,139,462
		520,450,443
Software — 10.7%
Adobe, Inc.(1)	21,530	10,293,062
Cadence Design Systems, Inc.(1)	135,445	37,399,073
Crowdstrike Holdings, Inc., Class A(1)	54,390	16,146,759
Dynatrace, Inc.(1)	176,151	9,476,924
Microsoft Corp.	836,846	340,052,372
Salesforce, Inc.	81,023	23,607,672
ServiceNow, Inc.(1)	14,742	13,754,139
Workday, Inc., Class A(1)	100,180	23,427,093
		474,157,094
Specialized REITs — 0.7%
Equinix, Inc.	36,303	32,966,028
4

	Shares	Value
Specialty Retail — 3.5%
CarMax, Inc.(1)	167,707	$12,138,633
Home Depot, Inc.	185,381	72,993,769
TJX Cos., Inc.	389,811	44,060,337
Tractor Supply Co.	90,986	24,157,693
		153,350,432
Technology Hardware, Storage and Peripherals — 6.9%
Apple, Inc.	1,359,261	307,070,652
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	81,468	13,107,387
Trading Companies and Distributors — 0.7%
Ferguson Enterprises, Inc.	92,478	18,194,122
United Rentals, Inc.	17,043	13,852,550
		32,046,672
TOTAL COMMON STOCKS (Cost $2,473,076,821)		4,394,425,674
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF (Cost $10,799,046)	19,042	10,877,552
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	24,437	24,437
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 3/15/27, valued at $8,829,218), at 4.84%, dated 10/31/24, due 11/1/24 (Delivery value $8,657,164)		8,656,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,680,437)		8,680,437
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,492,556,304)		4,413,983,663
OTHER ASSETS AND LIABILITIES — 0.1%		3,631,669
TOTAL NET ASSETS — 100.0%		$4,417,615,332

5

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	24,596,541	USD	3,691,944	Morgan Stanley	12/20/24	$(96,497)
DKK	4,162,376	USD	619,638	Morgan Stanley	12/20/24	(11,194)
DKK	4,289,320	USD	626,905	Morgan Stanley	12/20/24	94
DKK	6,102,320	USD	886,218	Morgan Stanley	12/20/24	5,800
USD	27,870,846	DKK	185,545,694	Morgan Stanley	12/20/24	748,344
USD	217,124	DKK	1,480,576	Morgan Stanley	12/20/24	698
EUR	946,079	USD	1,026,618	Bank of America N.A.	12/20/24	4,499
EUR	3,128,803	USD	3,409,360	Goldman Sachs & Co.	12/20/24	673
EUR	470,556	USD	521,559	JPMorgan Chase Bank N.A.	12/20/24	(8,707)
EUR	766,239	USD	833,441	UBS AG	12/20/24	1,670
USD	3,789,135	EUR	3,393,216	Citibank N.A.	12/20/24	90,923
USD	3,786,422	EUR	3,393,216	Goldman Sachs & Co.	12/20/24	88,210
USD	4,021,180	EUR	3,591,058	Goldman Sachs & Co.	12/20/24	107,344
USD	727,834	EUR	650,255	Goldman Sachs & Co.	12/20/24	19,132
USD	11,868	EUR	10,855	Goldman Sachs & Co.	12/20/24	37
USD	3,788,848	EUR	3,393,216	JPMorgan Chase Bank N.A.	12/20/24	90,636
USD	2,361,825	EUR	2,107,741	JPMorgan Chase Bank N.A.	12/20/24	64,632
USD	3,785,710	EUR	3,393,216	UBS AG	12/20/24	87,497
USD	587,568	EUR	537,881	UBS AG	12/20/24	1,339
USD	833,911	EUR	768,752	UBS AG	12/20/24	(3,939)
						$1,191,191

NOTES TO SCHEDULE OF INVESTMENTS
DKK	–	Danish Krone
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

OCTOBER 31, 2024
Assets
Investment securities, at value (cost of $2,492,556,304)	$4,413,983,663
Receivable for investments sold	4,504,476
Receivable for capital shares sold	3,160,380
Unrealized appreciation on forward foreign currency exchange contracts	1,311,528
Dividends and interest receivable	2,867,086
4,425,827,133

Liabilities
Disbursements in excess of demand deposit cash	2,044
Payable for investments purchased	4,517,667
Payable for capital shares redeemed	2,529,660
Unrealized depreciation on forward foreign currency exchange contracts	120,337
Accrued management fees	1,000,876
Distribution and service fees payable	41,217
8,211,801

Net Assets	$4,417,615,332

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,239,859,055
Distributable earnings (loss)	2,177,756,277
$4,417,615,332

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$926,056,778	16,881,905	$54.85
I Class, $0.01 Par Value	$429,868,066	7,807,780	$55.06
Y Class, $0.01 Par Value	$25,041,060	453,931	$55.16
A Class, $0.01 Par Value	$112,645,553	2,066,565	$54.51
C Class, $0.01 Par Value	$9,613,390	185,620	$51.79
R Class, $0.01 Par Value	$18,578,485	344,467	$53.93
R5 Class, $0.01 Par Value	$7,037,513	127,743	$55.09
R6 Class, $0.01 Par Value	$93,873,251	1,699,942	$55.22
G Class, $0.01 Par Value	$2,794,901,236	50,415,585	$55.44
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $57.84 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
7

Statement of Operations

YEAR ENDED OCTOBER 31, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $85,301)	$62,765,366
Interest	1,724,380
64,489,746

Expenses:
Management fees	23,961,351
Distribution and service fees:
A Class	266,552
C Class	102,325
R Class	90,396
Directors' fees and expenses	136,216
Other expenses	4,082
24,560,922
Fees waived - G Class	(12,852,289)
11,708,633

Net investment income (loss)	52,781,113

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	249,805,701
Forward foreign currency exchange contract transactions	(368,989)
Futures contract transactions	11,674,771
Foreign currency translation transactions	4,630
261,116,113

Change in net unrealized appreciation (depreciation) on:
Investments	955,414,147
Forward foreign currency exchange contracts	1,129,444
Futures contracts	593,602
Translation of assets and liabilities in foreign currencies	4,315
957,141,508

Net realized and unrealized gain (loss)	1,218,257,621

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,271,038,734

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2024 AND OCTOBER 31, 2023
Increase (Decrease) in Net Assets	October 31, 2024	October 31, 2023
Operations
Net investment income (loss)	$52,781,113	$57,730,990
Net realized gain (loss)	261,116,113	34,426,149
Change in net unrealized appreciation (depreciation)	957,141,508	262,057,947
Net increase (decrease) in net assets resulting from operations	1,271,038,734	354,215,086

Distributions to Shareholders
From earnings:
Investor Class	(14,739,983)	(4,703,433)
I Class	(8,350,752)	(3,225,447)
Y Class	(511,050)	(183,618)
A Class	(1,492,217)	(309,322)
C Class	(100,180)	(8,235)
R Class	(212,845)	(19,136)
R5 Class	(113,046)	(49,068)
R6 Class	(1,574,884)	(648,296)
G Class	(71,111,077)	(37,755,401)
Decrease in net assets from distributions	(98,206,034)	(46,901,956)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(901,540,798)	817,919,463

Net increase (decrease) in net assets	271,291,902	1,125,232,593

Net Assets
Beginning of period	4,146,323,430	3,021,090,837
End of period	$4,417,615,332	$4,146,323,430

See Notes to Financial Statements.
9

Notes to Financial Statements

OCTOBER 31, 2024

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Sustainable Equity Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

10

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 43% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended October 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.740% to 0.790%	0.79%
I Class	0.540% to 0.590%	0.59%
Y Class	0.390% to 0.440%	0.44%
A Class	0.740% to 0.790%	0.79%
C Class	0.740% to 0.790%	0.79%
R Class	0.740% to 0.790%	0.79%
R5 Class	0.540% to 0.590%	0.59%
R6 Class	0.390% to 0.440%	0.44%
G Class	0.390% to 0.440%	0.00%(1)
(1)Effective annual management fee before waiver was 0.44%.

11

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended October 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $338,200 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $36,314 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended October 31, 2024 were $942,493,105 and $1,847,589,161, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended October 31, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	230,000,000		230,000,000
Sold	1,481,360	$74,483,792	4,994,761	$204,635,419
Issued in reinvestment of distributions	308,635	14,508,917	119,111	4,647,708
Redeemed	(3,554,729)	(174,001,715)	(2,552,300)	(106,610,347)
	(1,764,734)	(85,009,006)	2,561,572	102,672,780
I Class/Shares Authorized	160,000,000		160,000,000
Sold	1,249,476	64,783,284	1,915,160	80,617,505
Issued in reinvestment of distributions	169,204	7,969,493	78,829	3,081,437
Redeemed	(3,091,351)	(156,792,656)	(2,819,227)	(118,487,348)
	(1,672,671)	(84,039,879)	(825,238)	(34,788,406)
Y Class/Shares Authorized	25,000,000		25,000,000
Sold	35,741	1,790,114	143,495	6,093,453
Issued in reinvestment of distributions	10,790	508,526	4,670	182,677
Redeemed	(114,165)	(5,788,460)	(112,188)	(4,749,240)
	(67,634)	(3,489,820)	35,977	1,526,890
A Class/Shares Authorized	50,000,000		50,000,000
Sold	263,227	13,357,907	329,592	13,739,258
Issued in reinvestment of distributions	28,445	1,331,519	7,068	274,665
Redeemed	(329,962)	(16,782,679)	(404,699)	(16,809,729)
	(38,290)	(2,093,253)	(68,039)	(2,795,806)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	24,315	1,160,042	33,508	1,370,821
Issued in reinvestment of distributions	1,807	80,893	180	6,716
Redeemed	(83,026)	(3,973,438)	(79,580)	(3,156,200)
	(56,904)	(2,732,503)	(45,892)	(1,778,663)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	90,804	4,545,779	104,694	4,361,281
Issued in reinvestment of distributions	4,585	212,845	497	19,136
Redeemed	(102,656)	(5,242,408)	(149,707)	(6,098,849)
	(7,267)	(483,784)	(44,516)	(1,718,432)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	25,829	1,333,348	37,365	1,583,243
Issued in reinvestment of distributions	2,174	102,471	963	37,647
Redeemed	(22,132)	(1,165,083)	(72,144)	(3,140,013)
	5,871	270,736	(33,816)	(1,519,123)
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	746,470	38,560,945	1,387,412	57,645,643
Issued in reinvestment of distributions	33,380	1,574,884	16,555	648,296
Redeemed	(774,313)	(39,107,150)	(1,214,910)	(52,084,582)
	5,537	1,028,679	189,057	6,209,357
G Class/Shares Authorized	775,000,000		775,000,000
Sold	3,574,242	181,462,003	27,021,462	1,107,199,103
Issued in reinvestment of distributions	1,506,910	71,111,077	964,132	37,755,401
Redeemed	(19,212,947)	(977,565,048)	(9,398,094)	(394,843,638)
	(14,131,795)	(724,991,968)	18,587,500	750,110,866
Net increase (decrease)	(17,727,887)	$(901,540,798)	20,356,605	$817,919,463
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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,349,208,133	$45,217,541	—
Exchange-Traded Funds	10,877,552	—	—
Short-Term Investments	24,437	8,656,000	—
	$4,360,110,122	$53,873,541	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,311,528	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$120,337	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $64,386,483 futures contracts purchased.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $28,586,788.

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Value of Derivative Instruments as of October 31, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,311,528	Unrealized depreciation on forward foreign currency exchange contracts	$120,337

Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$11,674,771	Change in net unrealized appreciation (depreciation) on futures contracts	$593,602
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(368,989)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,129,444
		$11,305,782		$1,723,046

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The tax character of distributions paid during the years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$60,115,268	$43,778,205
Long-term capital gains	$38,090,766	$3,123,751

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$2,519,318,007
Gross tax appreciation of investments	$1,930,806,754
Gross tax depreciation of investments	(36,141,098)
Net tax appreciation (depreciation) of investments	1,894,665,656
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(3,133)
Net tax appreciation (depreciation)	$1,894,662,523
Undistributed ordinary income	$38,270,626
Accumulated long-term gains	$244,823,128

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Subsequent Event

Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$42.14	0.33	13.21	13.54	(0.41)	(0.42)	(0.83)	$54.85	32.47%	0.79%	0.79%	0.64%	0.64%	21%	$926,057
2023	$38.81	0.36	3.21	3.57	(0.21)	(0.03)	(0.24)	$42.14	9.26%	0.79%	0.79%	0.87%	0.87%	21%	$785,687
2022	$48.06	0.26	(8.36)	(8.10)	(0.19)	(0.96)	(1.15)	$38.81	(17.29)%	0.79%	0.79%	0.62%	0.62%	15%	$624,266
2021	$33.63	0.19	14.40	14.59	(0.16)	—	(0.16)	$48.06	43.50%	0.79%	0.79%	0.46%	0.46%	18%	$835,453
2020	$30.40	0.28	3.15	3.43	—	(0.20)	(0.20)	$33.63	11.33%	0.79%	0.83%	0.88%	0.84%	36%	$595,557
I Class
2024	$42.29	0.43	13.27	13.70	(0.51)	(0.42)	(0.93)	$55.06	32.76%	0.59%	0.59%	0.84%	0.84%	21%	$429,868
2023	$38.95	0.45	3.21	3.66	(0.29)	(0.03)	(0.32)	$42.29	9.46%	0.59%	0.59%	1.07%	1.07%	21%	$400,916
2022	$48.23	0.35	(8.38)	(8.03)	(0.29)	(0.96)	(1.25)	$38.95	(17.13)%	0.59%	0.59%	0.82%	0.82%	15%	$401,398
2021	$33.75	0.27	14.44	14.71	(0.23)	—	(0.23)	$48.23	43.78%	0.59%	0.59%	0.66%	0.66%	18%	$469,840
2020	$30.50	0.35	3.16	3.51	(0.06)	(0.20)	(0.26)	$33.75	11.55%	0.59%	0.63%	1.08%	1.04%	36%	$245,759
Y Class
2024	$42.37	0.51	13.28	13.79	(0.58)	(0.42)	(1.00)	$55.16	32.95%	0.44%	0.44%	0.99%	0.99%	21%	$25,041
2023	$39.02	0.51	3.22	3.73	(0.35)	(0.03)	(0.38)	$42.37	9.63%	0.44%	0.44%	1.22%	1.22%	21%	$22,099
2022	$48.32	0.42	(8.40)	(7.98)	(0.36)	(0.96)	(1.32)	$39.02	(17.01)%	0.44%	0.44%	0.97%	0.97%	15%	$18,949
2021	$33.81	0.34	14.46	14.80	(0.29)	—	(0.29)	$48.32	44.01%	0.44%	0.44%	0.81%	0.81%	18%	$18,939
2020	$30.56	0.43	3.12	3.55	(0.10)	(0.20)	(0.30)	$33.81	11.70%	0.44%	0.48%	1.23%	1.19%	36%	$8,115
A Class
2024	$41.87	0.19	13.16	13.35	(0.29)	(0.42)	(0.71)	$54.51	32.18%	1.04%	1.04%	0.39%	0.39%	21%	$112,646
2023	$38.57	0.26	3.19	3.45	(0.12)	(0.03)	(0.15)	$41.87	8.96%	1.04%	1.04%	0.62%	0.62%	21%	$88,136
2022	$47.77	0.16	(8.33)	(8.17)	(0.07)	(0.96)	(1.03)	$38.57	(17.50)%	1.04%	1.04%	0.37%	0.37%	15%	$83,808
2021	$33.43	0.08	14.32	14.40	(0.06)	—	(0.06)	$47.77	43.13%	1.04%	1.04%	0.21%	0.21%	18%	$97,032
2020	$30.29	0.21	3.13	3.34	—	(0.20)	(0.20)	$33.43	11.07%	1.04%	1.08%	0.63%	0.59%	36%	$54,638
C Class
2024	$39.85	(0.17)	12.53	12.36	—	(0.42)	(0.42)	$51.79	31.19%	1.79%	1.79%	(0.36)%	(0.36)%	21%	$9,613
2023	$36.88	(0.05)	3.05	3.00	—	(0.03)	(0.03)	$39.85	8.14%	1.79%	1.79%	(0.13)%	(0.13)%	21%	$9,665
2022	$45.99	(0.16)	(7.99)	(8.15)	—	(0.96)	(0.96)	$36.88	(18.12)%	1.79%	1.79%	(0.38)%	(0.38)%	15%	$10,636
2021	$32.37	(0.22)	13.84	13.62	—	—	—	$45.99	42.08%	1.79%	1.79%	(0.54)%	(0.54)%	18%	$14,427
2020	$29.56	(0.02)	3.03	3.01	—	(0.20)	(0.20)	$32.37	10.22%	1.79%	1.83%	(0.12)%	(0.16)%	36%	$10,178

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024	$41.44	0.07	13.01	13.08	(0.17)	(0.42)	(0.59)	$53.93	31.81%	1.29%	1.29%	0.14%	0.14%	21%	$18,578
2023	$38.17	0.15	3.17	3.32	(0.02)	(0.03)	(0.05)	$41.44	8.71%	1.29%	1.29%	0.37%	0.37%	21%	$14,574
2022	$47.33	0.05	(8.25)	(8.20)	—	(0.96)	(0.96)	$38.17	(17.71)%	1.29%	1.29%	0.12%	0.12%	15%	$15,124
2021	$33.15	(0.02)	14.20	14.18	—	—	—	$47.33	42.78%	1.29%	1.29%	(0.04)%	(0.04)%	18%	$18,044
2020	$30.12	0.12	3.11	3.23	—	(0.20)	(0.20)	$33.15	10.77%	1.29%	1.33%	0.38%	0.34%	36%	$9,014
R5 Class
2024	$42.31	0.42	13.29	13.71	(0.51)	(0.42)	(0.93)	$55.09	32.77%	0.59%	0.59%	0.84%	0.84%	21%	$7,038
2023	$38.97	0.46	3.20	3.66	(0.29)	(0.03)	(0.32)	$42.31	9.46%	0.59%	0.59%	1.07%	1.07%	21%	$5,157
2022	$48.26	0.35	(8.39)	(8.04)	(0.29)	(0.96)	(1.25)	$38.97	(17.14)%	0.59%	0.59%	0.82%	0.82%	15%	$6,068
2021	$33.77	0.27	14.45	14.72	(0.23)	—	(0.23)	$48.26	43.78%	0.59%	0.59%	0.66%	0.66%	18%	$5,819
2020	$30.52	0.34	3.17	3.51	(0.06)	(0.20)	(0.26)	$33.77	11.55%	0.59%	0.63%	1.08%	1.04%	36%	$3,195
R6 Class
2024	$42.41	0.50	13.31	13.81	(0.58)	(0.42)	(1.00)	$55.22	32.97%	0.44%	0.44%	0.99%	0.99%	21%	$93,873
2023	$39.06	0.51	3.22	3.73	(0.35)	(0.03)	(0.38)	$42.41	9.62%	0.44%	0.44%	1.22%	1.22%	21%	$71,865
2022	$48.37	0.42	(8.41)	(7.99)	(0.36)	(0.96)	(1.32)	$39.06	(17.02)%	0.44%	0.44%	0.97%	0.97%	15%	$58,804
2021	$33.84	0.32	14.50	14.82	(0.29)	—	(0.29)	$48.37	44.03%	0.44%	0.44%	0.81%	0.81%	18%	$46,681
2020	$30.56	0.39	3.17	3.56	(0.08)	(0.20)	(0.28)	$33.84	11.70%	0.44%	0.48%	1.23%	1.19%	36%	$5,150
G Class
2024	$42.58	0.74	13.33	14.07	(0.79)	(0.42)	(1.21)	$55.44	33.54%	0.00%	0.44%	1.43%	0.99%	21%	$2,794,901
2023	$39.21	0.70	3.22	3.92	(0.52)	(0.03)	(0.55)	$42.58	10.12%	0.00%	0.44%	1.66%	1.22%	21%	$2,748,223
2022	$48.54	0.60	(8.40)	(7.80)	(0.57)	(0.96)	(1.53)	$39.21	(16.63)%	0.00%	0.44%	1.41%	0.97%	15%	$1,802,038
2021	$33.97	0.53	14.49	15.02	(0.45)	—	(0.45)	$48.54	44.61%	0.00%	0.44%	1.25%	0.81%	18%	$2,360,362
2020	$30.64	0.54	3.18	3.72	(0.19)	(0.20)	(0.39)	$33.97	12.21%	0.00%	0.48%	1.67%	1.19%	36%	$1,800,919

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Sustainable Equity Fund and the Board of Directors of American Century Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sustainable Equity Fund (the “Fund”), one of the funds constituting the American Century Mutual Funds, Inc., as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
18

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
19

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the three-, five-, and ten-year periods and below the median for the one-year period. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution
20

fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and these other client assets are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
21

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended October 31, 2024.

For corporate taxpayers, the fund hereby designates $60,115,268, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended October 31, 2024 as qualified for the corporate dividends received deduction.

The fund hereby designates $59,225,089, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended October 31, 2024.

The fund utilized earnings and profits of $25,375,451 distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90971 2412

Annual Financial Statements and Other Information

October 31, 2024

Ultra® Fund
Investor Class (TWCUX)
I Class (TWUIX)
Y Class (AULYX)
A Class (TWUAX)
C Class (TWCCX)
R Class (AULRX)
R5 Class (AULGX)
R6 Class (AULDX)
G Class (AULNX)

Schedule of Investments

OCTOBER 31, 2024

	Shares	Value
COMMON STOCKS — 99.8%
Automobiles — 2.8%
Tesla, Inc.(1)	2,792,000	$697,581,200
Beverages — 0.6%
Constellation Brands, Inc., Class A	635,000	147,535,900
Biotechnology — 2.0%
Alnylam Pharmaceuticals, Inc.(1)	615,000	163,952,850
Genmab AS(1)	229,000	51,286,205
Regeneron Pharmaceuticals, Inc.(1)	346,000	290,017,200
		505,256,255
Broadline Retail — 6.3%
Amazon.com, Inc.(1)	8,534,000	1,590,737,600
Building Products — 0.7%
Advanced Drainage Systems, Inc.	901,000	135,041,880
Johnson Controls International PLC	682,000	51,525,100
		186,566,980
Capital Markets — 1.7%
MSCI, Inc.	451,000	257,611,200
Tradeweb Markets, Inc., Class A	1,239,000	157,353,000
		414,964,200
Chemicals — 0.8%
Ecolab, Inc.	858,000	210,836,340
Commercial Services and Supplies — 0.6%
Cintas Corp.	300,000	61,743,000
Copart, Inc.(1)	1,779,000	91,565,130
		153,308,130
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	636,000	555,978,480
Distributors — 0.2%
Pool Corp.	111,000	40,142,040
Electrical Equipment — 0.6%
Acuity Brands, Inc.	530,000	159,365,700
Electronic Equipment, Instruments and Components — 0.7%
Cognex Corp.	647,000	26,028,810
Keyence Corp.	330,000	148,966,394
		174,995,204
Energy Equipment and Services — 0.5%
Schlumberger NV	2,843,000	113,919,010
Entertainment — 2.3%
Netflix, Inc.(1)	776,000	586,679,280
Financial Services — 6.0%
Block, Inc.(1)	2,185,000	158,019,200
Mastercard, Inc., Class A	1,926,827	962,623,501
Visa, Inc., Class A	1,334,000	386,659,900
		1,507,302,601
Health Care Equipment and Supplies — 2.9%
Dexcom, Inc.(1)	1,130,000	79,642,400
Edwards Lifesciences Corp.(1)	799,000	53,540,990
IDEXX Laboratories, Inc.(1)	167,000	67,955,640
Insulet Corp.(1)	323,000	74,784,190
Intuitive Surgical, Inc.(1)	871,690	439,192,290
		715,115,510
2

	Shares	Value
Health Care Providers and Services — 1.3%
UnitedHealth Group, Inc.	564,000	$318,378,000
Hotels, Restaurants and Leisure — 2.9%
Chipotle Mexican Grill, Inc.(1)	9,450,000	527,026,500
Wingstop, Inc.	709,000	203,972,210
		730,998,710
Interactive Media and Services — 11.9%
Alphabet, Inc., Class A	5,765,580	986,548,394
Alphabet, Inc., Class C	6,325,160	1,092,291,880
Meta Platforms, Inc., Class A	1,603,000	909,830,740
		2,988,671,014
IT Services — 1.0%
Gartner, Inc.(1)	229,000	115,072,500
Okta, Inc.(1)	1,770,000	127,245,300
		242,317,800
Life Sciences Tools and Services — 0.3%
Waters Corp.(1)	228,000	73,669,080
Machinery — 1.7%
Donaldson Co., Inc.	889,000	65,039,240
Fortive Corp.	1,791,000	127,931,130
Nordson Corp.	330,000	81,803,700
Westinghouse Air Brake Technologies Corp.	705,000	132,525,900
Yaskawa Electric Corp.(2)	573,000	16,421,884
		423,721,854
Oil, Gas and Consumable Fuels — 0.6%
EOG Resources, Inc.	1,331,000	162,328,760
Pharmaceuticals — 2.7%
Eli Lilly & Co.	807,000	669,600,180
Semiconductors and Semiconductor Equipment — 18.2%
Advanced Micro Devices, Inc.(1)	1,206,000	173,748,420
Analog Devices, Inc.	1,246,000	277,995,060
Applied Materials, Inc.	2,454,000	445,597,320
ASML Holding NV	306,000	205,978,096
Lattice Semiconductor Corp.(1)	1,831,000	92,758,460
NVIDIA Corp.	25,239,000	3,350,729,640
		4,546,806,996
Software — 14.8%
Datadog, Inc., Class A(1)	1,599,000	200,578,560
DocuSign, Inc.(1)	2,811,000	195,027,180
Dynatrace, Inc.(1)	3,528,000	189,806,400
Fair Isaac Corp.(1)	223,000	444,463,530
Microsoft Corp.	4,090,401	1,662,134,446
Salesforce, Inc.	1,609,000	468,814,330
Synopsys, Inc.(1)	281,000	144,324,410
Workday, Inc., Class A(1)	517,000	120,900,450
Zscaler, Inc.(1)	1,507,000	272,450,530
		3,698,499,836
Technology Hardware, Storage and Peripherals — 12.6%
Apple, Inc.	13,948,084	3,151,011,656
Textiles, Apparel and Luxury Goods — 0.9%
Lululemon Athletica, Inc.(1)	749,000	223,127,100
TOTAL COMMON STOCKS (Cost $7,011,872,021)		24,989,415,416
3

	Shares	Value
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $286,967)	281,340	$286,967
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	166,967	166,967
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,302,680	7,302,680
		7,469,647
Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 3/15/27, valued at $78,957,380), at 4.84%, dated 10/31/24, due 11/1/24 (Delivery value $77,419,407)		77,409,000
TOTAL SHORT-TERM INVESTMENTS (Cost $84,878,647)		84,878,647
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $7,097,037,635)		25,074,581,030
OTHER ASSETS AND LIABILITIES — (0.1)%		(34,323,400)
TOTAL NET ASSETS — 100.0%		$25,040,257,630

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	620,648,700	USD	4,179,605	UBS AG	12/20/24	$(70,144)
USD	61,016,405	JPY	8,663,536,350	UBS AG	12/20/24	3,653,103
USD	3,812,728	JPY	541,091,250	UBS AG	12/20/24	230,036
						$3,812,995

NOTES TO SCHEDULE OF INVESTMENTS
JPY	–	Japanese Yen
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,795,164. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,302,680.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

OCTOBER 31, 2024
Assets
Investment securities, at value (cost of $7,089,734,955) — including $6,795,164 of securities on loan	$25,067,278,350
Investment made with cash collateral received for securities on loan, at value (cost of $7,302,680)	7,302,680
Total investment securities, at value (cost of $7,097,037,635)	25,074,581,030
Receivable for capital shares sold	3,808,336
Unrealized appreciation on forward foreign currency exchange contracts	3,883,139
Dividends and interest receivable	2,304,038
Securities lending receivable	1,062
25,084,577,605

Liabilities
Payable for collateral received for securities on loan	7,302,680
Payable for capital shares redeemed	18,635,021
Unrealized depreciation on forward foreign currency exchange contracts	70,144
Accrued management fees	18,174,849
Distribution and service fees payable	137,281
44,319,975

Net Assets	$25,040,257,630

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,248,515,734
Distributable earnings (loss)	18,791,741,896
$25,040,257,630

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$20,654,749,779	228,140,085	$90.54
I Class, $0.01 Par Value	$1,382,591,403	14,361,384	$96.27
Y Class, $0.01 Par Value	$72,281,892	741,339	$97.50
A Class, $0.01 Par Value	$340,403,071	4,076,488	$83.50
C Class, $0.01 Par Value	$36,762,160	595,026	$61.78
R Class, $0.01 Par Value	$71,738,099	908,946	$78.92
R5 Class, $0.01 Par Value	$57,497,959	596,726	$96.36
R6 Class, $0.01 Par Value	$2,412,081,594	24,773,109	$97.37
G Class, $0.01 Par Value	$12,151,673	120,522	$100.83
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $88.59 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
5

Statement of Operations

YEAR ENDED OCTOBER 31, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $469,669)	$107,527,389
Interest	3,032,339
Securities lending, net	5,635
110,565,363

Expenses:
Management fees	201,541,287
Distribution and service fees:
A Class	755,571
C Class	355,228
R Class	344,757
Directors' fees and expenses	693,387
Other expenses	5,521
203,695,751
Fees waived(1)	(2,127,669)
201,568,082

Net investment income (loss)	(91,002,719)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	911,973,907
Forward foreign currency exchange contract transactions	1,148,667
Foreign currency translation transactions	(95,204)
913,027,370

Change in net unrealized appreciation (depreciation) on:
Investments	6,827,884,266
Forward foreign currency exchange contracts	2,521,360
Translation of assets and liabilities in foreign currencies	(53,873)
6,830,351,753

Net realized and unrealized gain (loss)	7,743,379,123

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,652,376,404
(1)Amount consists of $1,709,536, $114,327, $4,931, $26,466, $3,165, $6,040, $4,372, $193,358 and $65,474 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2024 AND OCTOBER 31, 2023
Increase (Decrease) in Net Assets	October 31, 2024	October 31, 2023
Operations
Net investment income (loss)	$(91,002,719)	$(57,621,784)
Net realized gain (loss)	913,027,370	1,260,343,728
Change in net unrealized appreciation (depreciation)	6,830,351,753	1,268,783,054
Net increase (decrease) in net assets resulting from operations	7,652,376,404	2,471,504,998

Distributions to Shareholders
From earnings:
Investor Class	(1,020,080,198)	(896,713,481)
I Class	(64,765,978)	(46,333,790)
Y Class	(2,358,451)	(215,908)
A Class	(16,424,095)	(11,837,304)
C Class	(2,666,459)	(2,245,082)
R Class	(3,905,887)	(2,878,068)
R5 Class	(2,316,200)	(2,023,455)
R6 Class	(105,888,371)	(55,607,014)
G Class	(562,703)	(14,068)
Decrease in net assets from distributions	(1,218,968,342)	(1,017,868,170)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	392,788,312	1,099,543,835

Net increase (decrease) in net assets	6,826,196,374	2,553,180,663

Net Assets
Beginning of period	18,214,061,256	15,660,880,593
End of period	$25,040,257,630	$18,214,061,256

See Notes to Financial Statements.
7

Notes to Financial Statements

OCTOBER 31, 2024

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
8

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$7,302,680	—	—	—	$7,302,680
Gross amount of recognized liabilities for securities lending transactions					$7,302,680
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

9

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). From November 1, 2023 through July 31, 2024, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.911% for Investor Class, A Class, C Class and R Class, 0.711% for I Class and R5 Class, and 0.561% for Y Class and R6 Class. Effective August 1, 2024, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.887% for Investor Class, A Class, C Class and R Class, 0.687% for I Class and R5 Class, and 0.537% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until July 31, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended October 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.92%	0.91%
I Class	0.600% to 0.790%	0.72%	0.71%
Y Class	0.450% to 0.640%	0.57%	0.56%
A Class	0.800% to 0.990%	0.92%	0.91%
C Class	0.800% to 0.990%	0.92%	0.91%
R Class	0.800% to 0.990%	0.92%	0.91%
R5 Class	0.600% to 0.790%	0.72%	0.71%
R6 Class	0.450% to 0.640%	0.57%	0.56%
G Class	0.450% to 0.640%	0.57%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended October 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $654,810 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended October 31, 2024 were $1,518,636,504 and $2,444,414,618, respectively.

10

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended October 31, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,000,000,000		3,000,000,000
Sold	8,315,174	$686,214,747	8,060,745	$530,238,612
Issued in reinvestment of distributions	13,014,982	971,439,122	15,165,813	855,808,956
Redeemed	(19,580,486)	(1,611,797,105)	(17,350,464)	(1,123,638,507)
	1,749,670	45,856,764	5,876,094	262,409,061
I Class/Shares Authorized	220,000,000		220,000,000
Sold	4,460,385	386,241,278	6,602,248	471,376,367
Issued in reinvestment of distributions	699,836	55,447,998	715,408	42,623,986
Redeemed	(4,635,893)	(411,095,297)	(4,549,800)	(318,387,098)
	524,328	30,593,979	2,767,856	195,613,255
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	328,142	29,091,855	485,922	32,573,254
Issued in reinvestment of distributions	28,376	2,274,066	2,012	120,975
Redeemed	(117,136)	(10,395,331)	(36,999)	(2,690,871)
	239,382	20,970,590	450,935	30,003,358
A Class/Shares Authorized	60,000,000		60,000,000
Sold	993,980	76,052,478	1,060,340	64,847,082
Issued in reinvestment of distributions	224,648	15,498,490	212,777	11,177,165
Redeemed	(708,557)	(54,275,432)	(626,796)	(38,541,529)
	510,071	37,275,536	646,321	37,482,718
C Class/Shares Authorized	20,000,000		20,000,000
Sold	115,522	6,445,207	126,936	5,906,258
Issued in reinvestment of distributions	44,447	2,283,660	46,222	1,860,437
Redeemed	(164,009)	(9,363,151)	(119,933)	(5,563,701)
	(4,040)	(634,284)	53,225	2,202,994
R Class/Shares Authorized	25,000,000		25,000,000
Sold	295,321	21,109,228	345,043	20,799,015
Issued in reinvestment of distributions	59,769	3,905,887	57,503	2,878,025
Redeemed	(301,459)	(22,386,601)	(233,772)	(13,665,587)
	53,631	2,628,514	168,774	10,011,453
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	159,666	13,893,679	233,600	16,071,078
Issued in reinvestment of distributions	29,000	2,299,734	33,751	2,012,590
Redeemed	(106,269)	(9,361,716)	(254,594)	(17,990,190)
	82,397	6,831,697	12,757	93,478
R6 Class/Shares Authorized	250,000,000		250,000,000
Sold	7,931,021	679,106,904	11,203,592	771,609,769
Issued in reinvestment of distributions	1,313,014	105,080,514	906,288	54,431,628
Redeemed	(5,968,958)	(533,836,904)	(3,917,306)	(273,261,287)
	3,275,077	250,350,514	8,192,574	552,780,110
G Class/Shares Authorized	80,000,000		80,000,000
Sold	31,253	2,899,547	157,166	11,154,947
Issued in reinvestment of distributions	6,823	562,703	229	14,068
Redeemed	(49,077)	(4,547,248)	(29,305)	(2,221,607)
	(11,001)	(1,084,998)	128,090	8,947,408
Net increase (decrease)	6,419,515	$392,788,312	18,296,626	$1,099,543,835

11

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$24,566,762,837	$422,652,579	—
Rights	286,967	—	—
Short-Term Investments	7,469,647	77,409,000	—
	$24,574,519,451	$500,061,579	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,883,139	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$70,144	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $83,275,158.

The value of foreign currency risk derivative instruments as of October 31, 2024, is disclosed on the Statement of Assets and Liabilities as an asset of $3,883,139 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $70,144 in unrealized depreciation on forward foreign currency exchange contracts. For the year ended October 31, 2024, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,148,667 in net realized gain (loss) on forward foreign currency exchange contract transactions and $2,521,360 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

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9. Federal Tax Information

The tax character of distributions paid during the years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	—	—
Long-term capital gains	$1,218,968,342	$1,017,868,170

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$7,102,415,042
Gross tax appreciation of investments	$18,106,396,368
Gross tax depreciation of investments	(134,230,380)
Net tax appreciation (depreciation) of investments	17,972,165,988
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(27,513)
Net tax appreciation (depreciation)	$17,972,138,475
Undistributed ordinary income	—
Accumulated long-term gains	$912,459,911
Late-year ordinary loss deferral	$(92,856,490)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Loss deferrals represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

13

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$67.54	(0.36)	27.90	27.54	(4.54)	$90.54	42.20%	0.91%	0.92%	(0.44)%	(0.45)%	7%	$20,654,750
2023	$62.50	(0.24)	9.37	9.13	(4.09)	$67.54	15.91%	0.93%	0.95%	(0.37)%	(0.39)%	20%	$15,289,489
2022	$93.37	(0.30)	(24.63)	(24.93)	(5.94)	$62.50	(28.50)%	0.94%	0.95%	(0.42)%	(0.43)%	13%	$13,781,358
2021	$66.38	(0.38)	29.49	29.11	(2.12)	$93.37	44.70%	0.95%	0.95%	(0.47)%	(0.47)%	8%	$20,198,765
2020	$50.27	(0.21)	18.55	18.34	(2.23)	$66.38	37.77%	0.97%	0.97%	(0.36)%	(0.36)%	6%	$14,648,925
I Class
2024	$71.43	(0.20)	29.58	29.38	(4.54)	$96.27	42.49%	0.71%	0.72%	(0.24)%	(0.25)%	7%	$1,382,591
2023	$65.74	(0.12)	9.90	9.78	(4.09)	$71.43	16.12%	0.73%	0.75%	(0.17)%	(0.19)%	20%	$988,431
2022	$97.72	(0.16)	(25.88)	(26.04)	(5.94)	$65.74	(28.36)%	0.74%	0.75%	(0.22)%	(0.23)%	13%	$727,643
2021	$69.25	(0.23)	30.82	30.59	(2.12)	$97.72	45.00%	0.75%	0.75%	(0.27)%	(0.27)%	8%	$841,255
2020	$52.25	(0.10)	19.33	19.23	(2.23)	$69.25	38.05%	0.77%	0.77%	(0.16)%	(0.16)%	6%	$588,451
Y Class
2024	$72.19	(0.09)	29.94	29.85	(4.54)	$97.50	42.70%	0.56%	0.57%	(0.09)%	(0.10)%	7%	$72,282
2023	$66.30	(0.05)	10.03	9.98	(4.09)	$72.19	16.30%	0.58%	0.60%	(0.02)%	(0.04)%	20%	$36,238
2022	$98.36	(0.04)	(26.08)	(26.12)	(5.94)	$66.30	(28.25)%	0.59%	0.60%	(0.07)%	(0.08)%	13%	$3,383
2021	$69.59	(0.11)	31.00	30.89	(2.12)	$98.36	45.21%	0.60%	0.60%	(0.12)%	(0.12)%	8%	$3,099
2020	$52.42	(0.01)	19.41	19.40	(2.23)	$69.59	38.26%	0.62%	0.62%	(0.01)%	(0.01)%	6%	$1,708
A Class
2024	$62.74	(0.53)	25.83	25.30	(4.54)	$83.50	41.84%	1.16%	1.17%	(0.69)%	(0.70)%	7%	$340,403
2023	$58.50	(0.38)	8.71	8.33	(4.09)	$62.74	15.61%	1.18%	1.20%	(0.62)%	(0.64)%	20%	$223,761
2022	$87.98	(0.46)	(23.08)	(23.54)	(5.94)	$58.50	(28.69)%	1.19%	1.20%	(0.67)%	(0.68)%	13%	$170,819
2021	$62.81	(0.56)	27.85	27.29	(2.12)	$87.98	44.35%	1.20%	1.20%	(0.72)%	(0.72)%	8%	$256,161
2020	$47.79	(0.34)	17.59	17.25	(2.23)	$62.81	37.43%	1.22%	1.22%	(0.61)%	(0.61)%	6%	$167,682
C Class
2024	$47.76	(0.82)	19.38	18.56	(4.54)	$61.78	40.78%	1.91%	1.92%	(1.44)%	(1.45)%	7%	$36,762
2023	$45.85	(0.64)	6.64	6.00	(4.09)	$47.76	14.76%	1.93%	1.95%	(1.37)%	(1.39)%	20%	$28,610
2022	$70.74	(0.76)	(18.19)	(18.95)	(5.94)	$45.85	(29.22)%	1.94%	1.95%	(1.42)%	(1.43)%	13%	$25,028
2021	$51.23	(0.91)	22.54	21.63	(2.12)	$70.74	43.28%	1.95%	1.95%	(1.47)%	(1.47)%	8%	$34,751
2020	$39.65	(0.62)	14.43	13.81	(2.23)	$51.23	36.39%	1.97%	1.97%	(1.36)%	(1.36)%	6%	$24,320

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024	$59.65	(0.68)	24.49	23.81	(4.54)	$78.92	41.49%	1.41%	1.42%	(0.94)%	(0.95)%	7%	$71,738
2023	$55.96	(0.51)	8.29	7.78	(4.09)	$59.65	15.31%	1.43%	1.45%	(0.87)%	(0.89)%	20%	$51,020
2022	$84.62	(0.59)	(22.13)	(22.72)	(5.94)	$55.96	(28.86)%	1.44%	1.45%	(0.92)%	(0.93)%	13%	$38,416
2021	$60.62	(0.72)	26.84	26.12	(2.12)	$84.62	44.00%	1.45%	1.45%	(0.97)%	(0.97)%	8%	$41,561
2020	$46.31	(0.46)	17.00	16.54	(2.23)	$60.62	37.08%	1.47%	1.47%	(0.86)%	(0.86)%	6%	$26,729
R5 Class
2024	$71.49	(0.21)	29.62	29.41	(4.54)	$96.36	42.50%	0.71%	0.72%	(0.24)%	(0.25)%	7%	$57,498
2023	$65.79	(0.11)	9.90	9.79	(4.09)	$71.49	16.13%	0.73%	0.75%	(0.17)%	(0.19)%	20%	$36,771
2022	$97.78	(0.12)	(25.93)	(26.05)	(5.94)	$65.79	(28.35)%	0.74%	0.75%	(0.22)%	(0.23)%	13%	$32,996
2021	$69.29	(0.23)	30.84	30.61	(2.12)	$97.78	45.00%	0.75%	0.75%	(0.27)%	(0.27)%	8%	$371
2020	$52.28	(0.12)	19.36	19.24	(2.23)	$69.29	38.05%	0.77%	0.77%	(0.16)%	(0.16)%	6%	$258
R6 Class
2024	$72.10	(0.08)	29.89	29.81	(4.54)	$97.37	42.70%	0.56%	0.57%	(0.09)%	(0.10)%	7%	$2,412,082
2023	$66.21	(0.02)	10.00	9.98	(4.09)	$72.10	16.32%	0.58%	0.60%	(0.02)%	(0.04)%	20%	$1,549,990
2022	$98.25	(0.05)	(26.05)	(26.10)	(5.94)	$66.21	(28.26)%	0.59%	0.60%	(0.07)%	(0.08)%	13%	$881,007
2021	$69.51	(0.11)	30.97	30.86	(2.12)	$98.25	45.22%	0.60%	0.60%	(0.12)%	(0.12)%	8%	$800,782
2020	$52.36	—(3)	19.38	19.38	(2.23)	$69.51	38.26%	0.62%	0.62%	(0.01)%	(0.01)%	6%	$509,484
G Class
2024	$74.13	0.44	30.80	31.24	(4.54)	$100.83	43.50%	0.00%	0.57%	0.47%	(0.10)%	7%	$12,152
2023	$67.60	0.36	10.26	10.62	(4.09)	$74.13	16.98%	0.00%	0.60%	0.56%	(0.04)%	20%	$9,750
2022	$99.61	0.23	(26.30)	(26.07)	(5.94)	$67.60	(27.84)%	0.00%	0.60%	0.52%	(0.08)%	13%	$232
2021	$70.04	0.42	31.27	31.69	(2.12)	$99.61	46.08%	0.00%	0.60%	0.48%	(0.12)%	8%	$10
2020	$52.44	0.37	19.46	19.83	(2.23)	$70.04	39.09%	0.01%	0.62%	0.60%	(0.01)%	6%	$7

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Ultra Fund and the Board of Directors of American Century Mutual Funds, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Ultra Fund (the “Fund”), one of the funds constituting the American Century Mutual Funds, Inc., as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
16

Approval of Management Agreement

At a meeting held on June 27, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
17

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the three-, five-, and ten-year periods and below the median for the one-year period. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an
18

administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee such that the Investor Class management fee not exceed 0.887% for at least one year beginning August 1, 2024. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and these other client assets are included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
19

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates $1,218,968,342, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended October 31, 2024.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90975 2412

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the reports to stockholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	December 23, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	December 23, 2024